                                                     REGISTRATION NOS. 333-06071
                                                                        811-4235
                                                     FISCAL YEAR END DECEMBER 31
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6
                       POST - EFFECTIVE AMENDMENT NO. 10

                            ------------------------

        FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES
              OF UNIT INVESTMENT TRUSTS REGISTERED ON FORMS N-8B-2

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                             FREDERICK C. TEDESCHI
                 VICE PRESIDENT AND CHIEF COUNSEL -- OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

---------------

     It is proposed that this filing will become effective on October 11, 1999 pursuant to Rule 485(b).

     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice was filed on March 29, 1999.

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                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
     1        Cover Page
     2        Cover Page
     3        Not applicable
     4        Distribution of the Policy
     5        Detailed Information About the Company and MONY America
              Variable Account L
     6        MONY America Variable Account L
     7        Not required
     8        Not required
     9        Legal Proceedings
    10        Detailed Information About the Policy; Detailed Information
              About the Company and MONY Variable Account L; Charges and
              Deductions; Other Information; Voting of Fund Shares; More
              About the Policy
    11        Detailed Information About the Company and MONY America
              Variable Account L; The Funds; Purchase of Portfolio Shares
              by MONY America Variable Account L
    12        Detailed Information About the Company and MONY America
              Variable Account L; The Funds; Purchase of Portfolio Shares
              by MONY America Variable Account L
    13        Detailed Information About the Policy; Charges and
              Deductions; The Funds
    14        Detailed Information About the Policy
    15        Detailed Information About the Policy
    16        The Funds; Detailed Information About the Policy; Detailed
              Information About the Company and MONY America Variable Account L
    17        Detailed Information About the Policy
    18        The Funds; Detailed Information About the Policy; Detailed
              Information About the Company and MONY America Variable Account L
    19        Voting of Fund Shares; More About the Policy
    20        Not applicable
    21        Detailed Information About the Policy
    22        Not applicable
    23        Not applicable
    24        Important Terms; More About the Policy
    25        Detailed Information About the Company and MONY America
              Variable Account L
    26        Not applicable
    27        Detailed Information About the Company and MONY America
              Variable Account L
    28        Detailed Information About the Company and MONY America
              Variable Account L
    29        Detailed Information About the Company and MONY America
              Variable Account L
    30        Not applicable
    31        Not applicable
    32        Not applicable
    33        Not applicable
    34        Not applicable
    35        More About the Policy
    36        Not applicable
    37        Not applicable
    38        Information About the Company and MONY America Variable
              Account L; More About the Policy
    39        More About the Policy

ITEM NO. OF
FORM N-8B-2                      CAPTION IN PROSPECTUS
-----------                      ---------------------
    40        Not applicable
    41        More About the Policy
    42        Not applicable
    43        Not applicable
    44        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    45        Not applicable
    46        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    47        Detailed Information About the Company and MONY America
              Variable Account L; Detailed Information About the Policy;
              More About the Policy
    48        Not applicable
    49        Not applicable
    50        Detailed Information About the Company and MONY America
              Variable Account L
    51        Cover Page; Detailed Information About the Company and MONY
              America Variable Account L; Detailed Information About the
              Policy; More About the Policy
    52        Other Information
    53        Other Information
    54        Not applicable
    55        Not applicable
    56        Not required
    57        Not required
    58        Not required
    59        Financial Statements

                                   PROSPECTUS

                             Dated October 11, 1999

                Flexible Premium Variable Life Insurance Policy
                                   Issued by

                     MONY Life Insurance Company Of America
                        MONY America Variable Account L

MONY Life Insurance Company of America issues a flexible premium variable life insurance policy described in this Prospectus. Among the policy's many terms are:

Allocation of Premiums and Cash Values:

- The policy owner can tell us what to do with the premium payments. The policy owner can also tell us what to do with the cash values the policy may create as a result of those premium payments.

     - The policy owner can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

        - If the policy owner does, the owner can also tell us to place premium payments and cash values into any or all of 37 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. If the policy owner tells us to place the premium payments and cash values into one or more subaccounts of the separate account, the policy owner bears the risk that the investment objectives will not be met. That risk includes not earning any money on premium payments and cash values and also that premium payments and cash value may lose some or all of their value.

     - The policy owner can also tell us to place some or all of the premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If the policy owner elects the Guaranteed Interest Account, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.0% interest annually. We may pay more than 4.0% if we choose. Premium payments and cash values the policy owner places into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay death benefit proceeds to the named beneficiary if the insured dies before age 95 while the policy is in effect. The death proceeds will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- The policy owner may ask for some or all of the policy's cash value at any time. The policy owner may borrow up to 90% of the policy's cash value from us at any time. The policy owner will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Stock Index Fund, the Van Eck Worldwide Insurance Trust, Salomon Brothers Variable Series Fund, Inc., Morgan Stanley Universal Funds, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.

                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

       THIS PROSPECTUS MUST BE ACCOMPANIED BY, AND IS NOT VALID WITHOUT,
                   THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Summary of the Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Explanation of a Case.....................................  2
  Policy Premium Payments and Values........................  2
  Charges and Deductions....................................  3
  Fees and Expenses of the Funds............................  4
  The Death Benefit.........................................  6
  Premium Features..........................................  7
  MONY America Variable Account L...........................  8
  Allocation Options........................................  8
  Transfer of Account Value.................................  8
  Policy Loans..............................................  8
  Full Surrender............................................  8
  Partial Surrender.........................................  8
  Right to Return Policy Period.............................  8
  Grace Period and Lapse....................................  9
  Tax Treatment of Increases in Account Value...............  9
  Tax Treatment of Death Benefit............................  9
  Riders....................................................  9
  Contacting the Company....................................  9
  Understanding the Policy..................................  10
Detailed Information About the Company And MONY America
  Variable Account L........................................  11
  MONY Life Insurance Company of America....................  11
  Year 2000 Issue...........................................  11
  MONY America Variable Account L...........................  13
The Funds...................................................  20
  MONY Series Fund, Inc.....................................  20
  Enterprise Accumulation Trust.............................  21
  T. Rowe Price Equity Series, Inc..........................  23
  T. Rowe Price Fixed Income Series, Inc....................  23
  T. Rowe Price International Series, Inc...................  23
  Van Eck Worldwide Insurance Trust.........................  23
  Dreyfus Variable Investment Fund..........................  24
  The Dreyfus Socially Responsible Growth Fund, Inc.........  24
  Dreyfus Stock Index Fund..................................  24
  Salomon Brothers Variable Series Funds, Inc...............  25
  Morgan Stanley Universal Funds, Inc.......................  26
  Fidelity Insurance Products Fund..........................  26
  Fidelity Insurance Products Fund II.......................  26
  Fidelity Insurance Products Fund III......................  26
  Janus Aspen Series........................................  27
  Purchase of Portfolio Shares by MONY America Variable
     Account L..............................................  28
Detailed Information About The Policy.......................  29
  Application for a Policy..................................  29
  Right to Examine a Policy -- Right to Return Policy
     Period.................................................  31

                                                              PAGE
                                                              ----
  Premiums..................................................  31
  Choice of Definition of Life Insurance....................  32
  Guaranteed Death Benefit..................................  32
  Allocation of Net Premiums................................  33
  Death Benefits under the Policy...........................  33
  Death Benefit Options.....................................  34
  Changes in Death Benefit Amounts..........................  36
  Guaranteed Death Benefit Rider............................  38
  Other Optional Insurance Benefits.........................  39
  Benefits at Maturity......................................  40
  Policy Values.............................................  40
  Determination of Account Value............................  40
  Calculating Unit Values for Each Subaccount...............  42
  Transfer of Account Value.................................  43
  Right to Exchange Policy..................................  44
  Policy Loans..............................................  44
  Full Surrender............................................  45
  Partial Surrender.........................................  45
  Grace Period and Lapse....................................  46
Charges and Deductions......................................  49
  Deductions from Premiums..................................  50
  Deductions from Account Value.............................  51
  Guarantee of Certain Charges..............................  53
  Corporate Purchasers -- Reduction of Charges..............  53
Other Information...........................................  54
  Federal Income Tax Considerations.........................  54
  Charge for Company Income Taxes...........................  58
  Voting of Fund Shares.....................................  58
  Disregard of Voting Instructions..........................  59
  Report to Policy Owners...................................  59
  Substitution of Investments and Right to Change
     Operations.............................................  59
  Changes to Comply with Law................................  60
Performance Information.....................................  60
The Guaranteed Interest Account.............................  61
  General Description.......................................  61
  Limitations on Amounts in the Guaranteed Interest
     Account................................................  62
  Policy Charges............................................  62
  Transfers.................................................  62
  Surrenders and Policy Loans...............................  63
More About The Policy.......................................  63
  Ownership.................................................  63
  Beneficiary...............................................  63
  Notification and Claims Procedures........................  63
  Payments..................................................  64
  Payment Plan/Settlement Provisions........................  64
  Payment in Case of Suicide................................  64
  Assignment................................................  64
  Errors on the Application.................................  65

                                                              PAGE
                                                              ----
  Incontestability..........................................  65
  Policy Illustrations......................................  65
  Distribution of the Policy................................  65
  Policy Owner Services.....................................  66
More About The Company......................................  67
  Management................................................  67
  State Regulation..........................................  68
  Records and Accounts......................................  68
  Legal Proceedings.........................................  68
  Legal Matters.............................................  68
  Registration Statement....................................  69
  Independent Accountants...................................  69
  Financial Statements......................................  69
Index to Financial Statements...............................  F-1
  Appendix A................................................  A-1
  Appendix B................................................  B-1
  Appendix C................................................  C-1
  Appendix D................................................  D-1
  Appendix E................................................  E-1
  Appendix F................................................  F-1
  Appendix G................................................  G-1

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus, will describe the part of the policy involving Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which the policy owner requests on the policy. The unpaid balance includes accrued loan interest that is due and has not been paid by the policy owner.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan the policy owner requests. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's general account.

     Account Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account and the Loan Account.

     Cash Value -- The Account Value of the policy plus any refund of sales charge.

     Minimum Annual Premium -- The amount the Company determines is necessary to keep the policy in effect.

     Guaranteed Interest Account -- This account is part of the general account of the Company. The policy owner may allocate all or a part of the policy's net premium payments to this account. This account will credit the policy owner with a fixed interest rate (which will not be less than 4.0%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account," page 61.)

     Specified Amount -- The minimum death benefit for as long as the policy remains in effect.

     Valuation Date -- Each day that the New York Stock Exchange is open for trading.

     Base Death Benefit -- Initially this is the Specified Amount for policies under death benefit Option 1, or the Specified Amount plus the Account Value for policies under death benefit Option 2.

     Target Death Benefit -- The Target Death Benefit is the amount specified in the application for the policy, or as changed by the policy owner from time to time (Specified Amount) plus the Term Insurance Rider's benefit amount. You only have a Target Death Benefit if you have a Term Insurance Rider.

PURPOSE OF THE POLICY

     The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 95, a maturity benefit will be paid instead of a death benefit The policy provides a base death benefit equal to (a) its Specified Amount, or (b) its Specified Amount plus the Account Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Account Value and its death benefit to grow based on investment results. In addition, the policy owner chooses the amount and frequency of premium payments, within certain limits.

EXPLANATION OF A CASE

     Each policy must be a part of a case. A case is a grouping of one or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business or other relationship. The sum of the premiums to be received by the Company in the first policy year for the policies representing the case must be at least $100,000. The Company at its sole discretion will determine what constitutes a case. A case may have one policy owner (e.g., a single entity that owns all the policies in the case) or as many policy owners as there are policies in the case.

POLICY PREMIUM PAYMENTS AND VALUES

     The Company receives the policy premium payments. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     The policy owner may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. The net premium payments the owner allocates among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts the owner selects. The death benefit may or may not increase or decrease depending on several factors including the death benefit option chosen. The death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments allocated to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.0%.

     The value of the net premium payments allocated to MONY America Variable Account L and to the Guaranteed Interest Account are called the Account Value. There is no guarantee that the policy's Account Value and death benefit will increase. You bear the risk that the net premiums and Account Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

     If the owner cancels the policy and returns it to the Company during the Right to Return Policy Period, premium payments will be returned to the owner by the Company. After the Right to Return Policy Period, the owner may cancel your policy by surrendering it to the Company. The Company will pay the owner the Account Value plus any applicable refund of sales charges less any Outstanding Debt. The Account Value plus any applicable refund of sales charge is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Account Value and are described in further detail below.

     The policy remains in effect until the earliest of:

          - A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt.

          - Age 95.

          - Death of the insured.

          - Full surrender of the policy.

     Generally, the policy remains in effect only as long as the Account Value less Outstanding Debt is sufficient to pay all monthly deductions. However, a Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy may remain in effect. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premiums and is discussed below.

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of the various charges, costs and expenses from the Account Value of the policy. These deductions are summarized in the table below. Additional details can be found on pages 50-52.
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                            DEDUCTIONS FROM PREMIUMS

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     Sales Charge -- Deducted from premium up to    First 10 policy years -- 9%
                     the Target Premium             After the 10th policy year -- 0%
                                                    Ten policy years after an increase in
                                                    Specified Amount -- 9%
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     Tax Charge                                     State and local -- 0%-4% Federal -- 1.25%
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                         DEDUCTIONS FROM ACCOUNT VALUE
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     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
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     Mortality & Expense Risk Charge               First 10 policy years -- .60% of
     Annual Rate                                   subaccount value.
                                                   After the 10th policy year -- .30% of
                                                   subaccount value (.45% guaranteed).
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     Administrative Charge (all                    $7.50
     policies) -- Monthly
     Medical Underwriting Charge (applicable       $5.00 for the first 3 policy years.
     policies) -- Monthly
     Guaranteed Issue Underwriting Charge          $3.00 for the first 3 policy years.
     (applicable policies) -- Monthly
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     Guaranteed Death Benefit Charge               $0.01 per $1,000 of policy Specified
     Monthly Charge for Death Benefit Rider (not   Amount. Please note that the Rider requires
     available in all states)                      that premiums on the policy itself be paid
                                                   in order to remain in effect.
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     Optional Insurance Benefits Charge --         As applicable.
     Monthly Deduction for any other optional
     insurance Benefits added by rider.
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     Transaction and Other Charges
     -- Partial Surrender Fee                      Lesser of $25 or 2% of the partial
                                                   surrender amount
     -- Transfer of Account Value (transfers       $50
     exceeding 12 in any policy year)
     -- Premium allocation changes (over two in    $25
     any policy year
     -- Reinstatement Fee                          $150
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FEES AND EXPENSES OF THE FUNDS

     MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. These expenses are also shown in the table below. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 20-28. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.

                          ANNUAL EXPENSES FOR THE YEAR
                            ENDED DECEMBER 31, 1998

                                                            OTHER EXPENSES
                                                                (AFTER
FUND/PORTFOLIO                           MANAGEMENT FEES    REIMBURSEMENT)    TOTAL EXPENSES
--------------                           ---------------    --------------    --------------
MONY SERIES FUND, INC.
  Intermediate Term Bond Portfolio.....         .50%              .11%(1)           .61%
  Long Term Bond Portfolio.............         .50%              .07%(1)           .57%
  Government Securities Portfolio......         .50%              .13%(1)           .63%
  Money Market Portfolio...............         .40%              .05%(1)           .45%
ENTERPRISE ACCUMULATION TRUST
  Equity Portfolio.....................         .78%              .05%(2)           .83%
  Small Company Value Portfolio........         .80%              .05%(2)           .85%
  Managed Portfolio....................         .72%              .04%(2)           .76%
  International Growth Portfolio.......         .85%              .37%(2)          1.22%
  High Yield Bond Portfolio............         .60%              .12%(2)           .72%
  Small Company Growth Portfolio.......        1.00%              .40%(3)          1.40%(4)
  Growth Portfolio.....................        0.75%              .40%(3)          1.15%(4)
T. ROWE PRICE EQUITY SERIES, INC.
  Equity Income Portfolio..............         .85%              .00%              .85%
  New America Growth Portfolio.........         .85%              .00%              .85%
  Personal Strategy Balanced
     Portfolio.........................         .90%              .00%              .90%
T. ROWE PRICE FIXED INCOME SERIES, INC.
  Limited Term Bond Portfolio..........         .70%              .00%              .70%
  Prime Reserve Portfolio..............         .55%              .00%              .55%

                                                            OTHER EXPENSES
                                                                (AFTER
FUND/PORTFOLIO                           MANAGEMENT FEES    REIMBURSEMENT)    TOTAL EXPENSES
--------------                           ---------------    --------------    --------------
T. ROWE PRICE INTERNATIONAL SERIES,
  INC.
  International Stock Portfolio........        1.05%              .00%             1.05%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Fund..................        1.00%              .15%             1.15%
  Worldwide Hard Assets Fund...........        1.00%              .16%             1.16%
  Worldwide Emerging Markets Fund......        1.00%              .50%             1.50%(5)
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio.......         .75%              .05%              .80%
  Small Company Stock Portfolio........         .75%              .23%              .98%
DREYFUS STOCK INDEX FUND...............       0.245%            0.015%             0.26%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
  FUND, INC............................        0.75%             0.05%             0.80%
SALOMON BROTHERS VARIABLE SERIES FUND,
  INC.
  Capital Fund.........................        0.85%             0.15%             1.00%
  Strategic Bond Fund..................        0.75%             0.25%             1.00%
  Investors Fund.......................        0.70%             0.30%             1.00%
MORGAN STANLEY UNIVERSAL FUNDS, INC.
  Equity Growth Portfolio..............        0.55%             0.30%             0.85%
  Value Portfolio......................        0.55%             0.30%             0.85%
  Fixed Income Portfolio...............        0.40%             0.30%             0.70%
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND
  Growth Portfolio.....................        0.59%             0.07%             0.66%(6,7)
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND II
  Contrafund Portfolio.................        0.59%             0.07%             0.66%(6,7)

                                                            OTHER EXPENSES
                                                                (AFTER
FUND/PORTFOLIO                           MANAGEMENT FEES    REIMBURSEMENT)    TOTAL EXPENSES
--------------                           ---------------    --------------    --------------
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND III
  Growth Opportunities Portfolio.......        0.59%             0.11%             0.70%(6,7)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio..........        0.72%(8)          0.03%             0.75%(6)
  Flexible Income Portfolio............        0.65%(8)          0.08%             0.73%(6)
  International Growth Portfolio.......        0.66%(8)          0.20%             0.86%(6,7)
  Worldwide Growth Portfolio...........        0.65%(8)          0.07%             0.72%(6,7)

---------------

1. Expenses also include custodial credit percentages as follows: Intermediate Term Bond - .009%; Long Term Bond - .005%; Government Securities - .012%; Money Market - .004%. Absent these custodial credits, expenses would have been as follows: Intermediate Term Bond - .62%, Long Term Bond - .58%, Government Securities - .64%, Money Market - .45%.

2. Reflects expense reimbursements in effect since May 1, 1996. Absent these expense reimbursements, expenses would have been as follows: Equity - .83%; Small Company Value - .85%; Managed - .76%; International Growth - 1.22%; and High Yield Bond - .72%. The Equity, Small Company Value, and Managed Portfolio reimbursements relate to mutual fund accounting expense.

3. These subaccounts have not yet commenced operations. The Small Company Growth and Growth Portfolios commenced operations on December 1, 1998. Absent expense reimbursements, expenses would have been as follows: Small Company Growth - 60.67%; Growth - 25.33%. The Small Company Growth and Growth Portfolio reimbursements relate to operating expenses.

4. Expenses are shown on a pro forma basis.

5. Effective May 13, 1999 the investment adviser has voluntarily agreed to limit the Worldwide Emerging Market Fund's total annual operating expenses to 1.30% of the Fund's average daily net assets.

6. The subaccounts corresponding to these Portfolios first became available for allocation in October, 1999.

7. Expenses are net of reimbursements. Absent these expense reimbursements, expenses would have been as follows: Fidelity VIP Growth - 0.68%; Fidelity VIP II Contrafund - 0.70%; Fidelity VIP III Growth Opportunities - 0.71%, Janus Aspen Series International Growth - 0.95% and Janus Aspen Series Worldwide Growth - 0.74%.

8. Management fees are net of waivers (see page 27 for details).

THE DEATH BENEFIT

     The minimum Specified Amount is $100,000. However, the Specified Amount may be reduced to $50,000 if at least $50,000 is provided by a Term Insurance Rider added to the policy. The policy owner may elect one of two options to compute the amount of Base Death Benefit payable under the policy. The policy owner's selection may increase the death benefit.

     Option 1 -- The Base Death Benefit equals the greater of:

          (a) the Specified Amount plus the increase in the Account Value since the last monthly anniversary; or

          (b) the Cash Value multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.

          If the policy owner chooses Option 1, favorable investment performance reduces the cost paid for the death benefit. This reduction will decrease the deduction from Account Value.

     Option 2 -- The Base Death Benefit equals the greater of:

          (a) The Specified Amount plus the Account Value; or

          (b) The Cash Value multiplied by a death benefit percentage required by the Federal tax law definition of life insurance.

          If the policy owner chooses Option 2, favorable investment performance will increase the Account Value of the policy. This in turn increases insurance coverage.

The Account Value used in these calculations is the Account Value as of the date of the insured's death.

     The policy owner may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 33.

     When the policy owner applies for insurance, the policy owner can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy will remain in effect as long as:

          (a) The required premiums (reduced by any partial surrenders and applicable fees) have been paid; and

          (b) The Account Value exceeds Outstanding Debt.

     See "Guaranteed Death Benefit Rider," page 38.

PREMIUM FEATURES

     The policy owner must pay an initial premium equal to at least one fourth of the Minimum Annual Premium. After that, subject to certain limitations, the policy owner may choose the amount and frequency of premium payments as the policy owner's financial situation and needs change.

     When the policy owner applies for a policy, the policy owner determines the level amount to pay at fixed intervals over a specified period of time. The policy owner elects to receive a premium notice on an annual, semiannual or quarterly basis. However, the policy owner may choose to skip or stop making premium payments. The policy continues in effect until the Account Value (less Outstanding Debt) can no longer cover:

          (1) The monthly deductions for the policy, and

          (2) Any optional insurance benefits added by rider.

     The amount, frequency and period of time over which the policy owner pays premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations," page 54.

     The payment of premiums the policy owner specifies on the application will not guarantee that the policy will remain in effect. See "Grace Period and Lapse," page 46. If any premium would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or
(2) limit the premium payment, unless the policy owner provides satisfactory evidence of insurability.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L," on page 13.

ALLOCATION OPTIONS

     The policy owner may allocate premium payments and Account Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Account Values to purchase shares of a designated portfolio of the MONY Series Fund, Inc., the Enterprise Accumulation Trust, the
T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., the Dreyfus Variable Insurance Fund, the Dreyfus Stock Index Fund. The Dreyfus Socially Responsible Growth Fund Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Janus Aspen Series, Salomon Brothers Variable Series Fund, Inc., Morgan Stanley Universal Funds, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds"). The subaccounts available to the policy owner and the investment objectives of each available subaccount are described in detail beginning on page 14.

TRANSFER OF ACCOUNT VALUE

     The policy owner may transfer Account Value among the subaccounts. Subject to certain limitations, the policy owner may also transfer between the subaccounts and the Guaranteed Interest Account. See "Transfer of Account Value," page 43.

POLICY LOANS

     The policy owner may borrow up to 90% of the policy's Account Value (less any Outstanding Debt) from the Company. See " Policy Loans," page 44.

     The amount of Outstanding Debt is subtracted from the death benefit. The Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender," page 45. Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse," page 46. The Company charges interest on policy loans. If the interest is not paid when due, the amount due will be added to the principal amount of the Outstanding Debt.

FULL SURRENDER

     The policy owner can surrender the policy during the insured's lifetime and receive the (a) Account Value, plus (b) any applicable refund of sales charge, minus (c) any Outstanding Debt. See "Full Surrender," page 45.

PARTIAL SURRENDER

     The policy owner may request a partial surrender if the Account Value less Outstanding Debt after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject the request and return it to the policy owner. A partial surrender will generally decrease the Target Death Benefit. See "Partial Surrender," at page 45.

     Partial surrenders must be for at least $500. A partial surrender fee of the lesser of $25 or 2% of the amount surrendered will be assessed against the remaining Account Value.

RIGHT TO RETURN POLICY PERIOD

     The policy owner has the right to examine the policy when it is received. The policy owner may return the policy for any reason and obtain a full refund of the premium paid if the policy is returned within 10 days (or longer in some states) after it is received. The policy owner may also return the policy within 45 days after the date the application for the policy is signed. During the Right to Return Policy Period, net premiums will be allocated to the Money Market subaccount which invests in the Money Market Portfolio of the Money Series Fund, Inc. See "Right to Examine a Policy -- Right to Return Policy Period," page 31.

GRACE PERIOD AND LAPSE

     The policy will remain in effect as long as:

          (1) The Account Value less Outstanding Debt is sufficient to pay the current monthly deduction; or

          (2) The policy owner requested the Guaranteed Death Benefit Rider and has met all the requirements of that rider.

     If the policy is about to terminate (or Lapse), we will give the policy owner notice that the policy owner must pay additional premiums. That notice will tell the policy owner the minimum amount that must be paid if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

     In addition, we calculate each month whether the policy owner has paid the premiums required by the Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit," page 32. If the policy does not meet the test on that date, a notice will be sent to the policy owner giving the policy owner 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse," page 46.

TAX TREATMENT OF INCREASES IN ACCOUNT VALUE

     The federal income tax laws generally tie the taxation of Account Values to the policy owner's receipt of those Account Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. Information on the tax treatment of the policy can be found under "Federal Income Tax Considerations," on page 54.

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also, a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations," page 54.

RIDERS

     Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are two riders available with this policy.

     - Guaranteed Death Benefit Rider

     - Term Insurance Rider

CONTACTING THE COMPANY

     All written requests, notices and forms required by the policies and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

UNDERSTANDING THE POLICY

     The following chart may help you to understand how the policy works.

                       [HOW THE POLICY WORKS FLOW CHART]

                    --------------------------------------
                    MONY Life Insurance Company of America
                    --------------------------------------

                         Issues the
                         Policy
                                 ------
                                 Policy
                                 ------
                              Policy owner
                           allocates premium to
                               subaccounts
                           and/or to Guaranteed
                             Interest Account.

-------------------                              -------------------------------
Guaranteed Interest                              MONY America Variable Account L
      Account                                    -------------------------------
-------------------                                    Variable Account L
                                                         subdivided into
                                                         37 Subaccounts
                                                 -------------------------------

                                   Subaccounts purchase
                                   shares of
                                   corresponding
                                   portfolios.
                                                        ---------------
                                                         37 Portfolios
                                                        ---------------

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in all 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands, and Puerto Rico. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1996.

     The Company is a wholly owned subsidiary of MONY Life Insurance Company ("MONY"). The principal office of the Company is located at 1740 Broadway, New York, New York 10019. MONY was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company, MONY America Variable Account L, or the policies.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was upgraded to A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

     The Company has a service agreement with MONY. MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the policies itself, utilizing the services provided by MONY and Andesa TPA, Inc. to meet its obligations under the policies.

     MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the policies.

YEAR 2000 ISSUE

     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define a year. By use of a two-digit field, the industry avoided the greater cost of additional mainframe capacity. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major system failure or in miscalculations.

  State of Readiness

     The Company has a service agreement with MONY whereby MONY provides services and equipment including computer and information systems to the Company to conduct its business.

     In 1996, the Company initiated in conjunction with MONY and its affiliates (hereafter collectively referred to as "MONY and its subsidiaries") a formal Year 2000 Project to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established. In early 1997, MONY and its subsidiaries retained Command Systems, Inc., and Keane, Inc. to assist the Company in bringing its computer and information systems into Year 2000 compliance. MONY and its subsidiaries overall goal for information technology ("IT") related items is to have business-critical hardware and software compliant by December 31, 1998, with additional testing and enterprise end-to-end testing occurring in 1999. MONY and its subsidiaries has also retained Technology Resource Solutions to assist in the evaluation of Year 2000 issues affecting its non-IT systems in facilities and equipment which may contain date logic in embedded chips. MONY's overall goal is to have these non-IT systems compliant by mid-1999.

     The scope of the Project includes:

     - ensuring the compliance of all applications, operating systems and hardware on mainframe, PC and LAN platforms;

     - ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and

     - addressing the compliance of key vendors and other third parties.

          The phases of the Project are:

          (1) inventorying Year 2000 items and assigning priorities;

          (2) assessing the Year 2000 compliance of items;

          (3) remediating or replacing items that are determined not to be Year 2000 compliant;

          (4) testing items for Year 2000 compliance; and

          (5) designing and implementing Year 2000 contingency and business continuity plans.

     To determine that all IT systems (whether internally developed or purchased) are Year 2000 compliant, each system is tested using a standard testing methodology which includes unit testing, baseline testing, and future date testing. Future date testing includes critical dates near the end of 1999 and into the year 2000, including leap year testing.

     The inventory and assessment phases of the Project were completed prior to mid 1998. At December 31, 1998, all of MONY and its subsidiaries, application systems had been remediated, and current date tested. In addition, approximately 94% of MONY and its subsidiaries' applications had been future date tested, with future date testing for the remaining 6% scheduled for completion by mid-1999. New implemented applications and new releases of software packages will be tested in 1999 as part of the implementation process. Approximately 87% of the operating systems, systems software, and hardware for mainframe, PC and LAN platforms were deemed compliant based on information supplied by vendors verbally, in writing, or on the vendor's Internet site. Of the IT business critical items, essentially all were compliant and tested by December 31, 1998. The remaining items will be resolved and tested in the first quarter of 1999. Approximately 50% of non-IT business critical items had been remediated as of December 31, 1998. Ongoing testing for Year 2000 compliance will continue in 1999, and is expected to be completed by mid-1999.

     As part of the Project, significant service and information providers, external vendors, suppliers, and other third parties that are believed to be critical to business operations after January 1, 2000, have been identified and steps are being undertaken in an attempt to reasonably ascertain their stage of Year 2000 readiness through questionnaires, interviews, on-site visits, and other available means.

  Costs

     The estimated total cost of the Year 2000 Project for the Company is approximately $2.0 million. The total amount expended on the Project through December 31, 1998 was $1.8 million. The estimated future cost of completing the Year 2000 Project is estimated to be approximately $0.2 million. These amounts include costs associated with the current development of contingency plans.

  Risks

     The Company believes that completed and planned modifications and conversions of its internal systems and equipment will allow it to be Year 2000 compliant in a timely manner. There can be no assurance, however, that the Company's internal systems or equipment or those third parties on which the Company relies will be Year 2000 compliant in a timely manner or that the Company's or third parties' contingency plans will mitigate the effects of any noncompliance. The failure of the systems or equipment of the Company or third parties (which the Company believes is the most reasonable likely worst case scenario) could affect the distribution and sale of life insurance, annuity and investment products and could have a material effect on the Company's financial position and results of operations.

  Contingency Plans

     MONY and its subsidiaries has retained outside consultants to assist in the development of Business Continuity Plans, which includes identification of third party service providers, information systems, equipment, facilities, and other items which are mission critical to the operation of the business. In conjunction with this effort, the Company is developing a Year 2000 Contingency Plan to address failures due to the Year 2000 problem of third parties and other items, which are critical to the ongoing operation of the business. The Contingency Plan includes the performance of alternate processing as well as consideration for changing third party service providers, vendors, and suppliers if necessary. The scheduled date for completion of the Contingency Plan is mid 1999. The Company believes that due to the pervasive nature of potential Year 2000 issues, the contingency planning process is an ongoing one that will require further modifications as the Company obtains additional information regarding the status of third party Year 2000 readiness.

     The Funds have reviewed their investment advisers and other suppliers of services with respect to the Year 2000 issue. The Funds' prospectuses, which are included in the Prospectus Portfolio, contain the results of these reviews. See the Funds' prospectuses in Volume II.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and cash values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Account Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.

     MONY America Variable Account L is divided into subdivisions called subaccounts. There are currently thirty-seven subaccounts available to you. Each subaccount invests exclusively in shares of a designated portfolio of the Funds

These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

     The subaccounts of MONY America Variable Account L that are available to you purchase shares from the underlying mutual funds and designated portfolios shown in the following table with their respective investment objectives:

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT        Seeks capital growth with current income
                                                 as a secondary goal. Invests primarily in
   The Dreyfus Socially Responsible Growth       common stock of companies that, in the
   Fund, Inc.                                    opinion of its management, meet
                                                 traditional investment standards and
                                                 conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   --------------------------------------------------------------------------------------------

   STOCK INDEX SUBACCOUNT                        Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   Dreyfus Stock Index Fund                      Price Index. To pursue this goal, the fund
                                                 generally invests in all 500 stocks in the
                                                 S&P 500(R) in proportion to their
                                                 weighting in the index.
   --------------------------------------------------------------------------------------------

   CAPITAL APPRECIATION SUBACCOUNT               Seeks long-term capital growth consistent
                                                 with the preservation of capital; current
   Dreyfus Variable Investment Fund              income is a secondary objective. To pursue
   Capital Appreciation Portfolio                these goals, the portfolio invests in
                                                 common stocks focusing on the "blue chip"
                                                 companies with total market values of more
                                                 than $5 billion at the time of purchase.
   --------------------------------------------------------------------------------------------

   SMALL COMPANY STOCK SUBACCOUNT                Seeks investment returns (consisting of
                                                 capital appreciation and income) that are
   Dreyfus Variable Investment Fund              greater than the total return performance
   Small Company Stock Portfolio                 of stocks represented by the Russell
                                                 2500(TM) Index by investing in a blended
                                                 portfolio of growth and value stocks of
                                                 small and midsize domestic companies,
                                                 whose market values generally range
                                                 between $100 million and $3 billion.
   --------------------------------------------------------------------------------------------

   EQUITY SUBACCOUNT                             Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   Enterprise Accumulation Trust                 of companies that meet the portfolio
   Equity Portfolio                              manager's criteria of high return on
                                                 investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   GROWTH SUBACCOUNT I                           Seeks capital appreciation primarily from
                                                 investments in U.S. common stocks of large
   Enterprise Accumulation Trust                 capitalization companies. To pursue this
   Growth Portfolio                              goal the fund usually invests in companies
                                                 with long-term earnings potential but
                                                 which are currently selling at a discount
                                                 to their estimated long-term value.
   --------------------------------------------------------------------------------------------

   HIGH YIELD BOND SUBACCOUNT                    Seeks maximum current income by primarily
                                                 investing in high-yield, income-producing
   Enterprise Accumulation Trust                 U.S. corporate bonds rated B3 or better by
   High Yield Bond Portfolio                     Moody's Investors Service, Inc., or B- or
                                                 better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 Subaccount.
   --------------------------------------------------------------------------------------------

   INTERNATIONAL GROWTH SUBACCOUNT I             Seeks capital appreciation by investing
                                                 primarily through a diversified portfolio
   Enterprise Accumulation Trust                 of non-United States equity securities
   International Growth Portfolio                that the portfolio manager believes are
                                                 undervalued.
   --------------------------------------------------------------------------------------------

   MANAGED SUBACCOUNT                            Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   Enterprise Accumulation Trust                 common stocks, bonds and cash equivalents,
   Managed Portfolio                             the percentage of which vary over time
                                                 based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   SMALL COMPANY GROWTH SUBACCOUNT               Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   Enterprise Accumulation Trust                 capitalization companies with
   Small Company Growth Portfolio                above-average growth characteristics that
                                                 are reasonably valued.
   --------------------------------------------------------------------------------------------

   SMALL COMPANY VALUE SUBACCOUNT                Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   Enterprise Accumulation Trust                 small capitalization companies that the
   Small Company Value Portfolio                 portfolio manager believes are undervalued
                                                 -that is the stock's market price does not
                                                 fully reflect the company's value.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   GROWTH SUBACCOUNT II                          Seeks capital appreciation by investing
                                                 primarily in common stocks that it
   Fidelity Variable Insurance Products Fund     believes have above- average growth
   Growth Portfolio                              potential -- that tends to be companies
                                                 with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or have a strong
                                                 industry or market position. May also
                                                 invest in foreign issuers.
   --------------------------------------------------------------------------------------------

   CONTRAFUND SUBACCOUNT                         Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   Fidelity Variable Insurance Products Fund     companies whose value it believes is not
   II                                            fully recognized by the public -- that
   Contrafund Portfolio                          typically, includes companies in
                                                 turnaround situations, companies
                                                 experiencing transitory difficulties, and
                                                 undervalued companies. May also invest in
                                                 foreign issuers.
   --------------------------------------------------------------------------------------------

   GROWTH OPPORTUNITIES SUBACCOUNT               Seeks capital growth by investing
                                                 primarily in common stocks. The manager is
   Fidelity Variable Insurance Products Fund     not constrained by any particular
   III                                           investment style, and at any given time,
   Growth Opportunities Portfolio                may tend to buy "growth" stocks, "value"
                                                 stocks, or a combination of both types.
                                                 May also invest in bonds, which may be
                                                 lower-quality debt securities and
                                                 securities of foreign issuers.
   --------------------------------------------------------------------------------------------

   AGGRESSIVE GROWTH SUBACCOUNT                  Seeks long-term growth of capital by
                                                 investing primarily in common stocks
   Janus Aspen Series                            selected for their growth potential by
   Aggressive Growth Portfolio                   investing at least 50% of its equity
                                                 assets in medium-sized companies with
                                                 market capitalization's falling within the
                                                 range of companies in the S&P MidCap 400
                                                 Index. Market capitalization within the
                                                 Index will vary but as of 12/31/98, they
                                                 ranged from approximately $142 million to
                                                 $73 billion.
   --------------------------------------------------------------------------------------------

   FLEXIBLE INCOME SUBACCOUNT                    Seeks maximum total return, consistent
                                                 with preservation of capital by investing
   Janus Aspen Series                            in a variety of income-producing
   Flexible Income Portfolio                     securities such as corporate bonds and
                                                 notes, government securities and preferred
                                                 stock. As a fundamental policy, the
                                                 portfolio will invest at least 80% of its
                                                 assets in income-producing securities. The
                                                 portfolio may own an unlimited amount of
                                                 high-yield/high-risk securities, and these
                                                 may be a big part of the portfolio.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   INTERNATIONAL GROWTH SUBACCOUNT II            Seeks long-term growth of capital by
                                                 investing at least 65% of its total assets
   Janus Aspen Series                            in securities of issuers from at least
   International Growth Portfolio                five different countries, excluding the
                                                 United States. It intends to invest
                                                 substantially all of its assets in issuers
                                                 located outside the United States but may
                                                 at times invest in U.S. issuers and it may
                                                 at times invest all of its assets in fewer
                                                 than five countries or even a single
                                                 country.
   --------------------------------------------------------------------------------------------

   WORLDWIDE GROWTH SUBACCOUNT                   Seeks long-term growth of capital in a
                                                 manner consistent with the preservation of
   Janus Aspen Series                            capital by investing primarily in common
   Worldwide Growth Portfolio                    stocks of companies of any size throughout
                                                 the world. Normally invests in issuers
                                                 from at least five different countries,
                                                 including the United States but may at
                                                 times invest in fewer than five countries
                                                 or even in a single country.
   --------------------------------------------------------------------------------------------

   GOVERNMENT SECURITIES SUBACCOUNT              Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   MONY Series Fund, Inc.                        and other obligations either issued or
   Government Securities Portfolio               guaranteed by the U.S. Government, its
                                                 agencies or instrumentalities, together
                                                 having a dollar weighted average maturity
                                                 of between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   INTERMEDIATE TERM BOND SUBACCOUNT             Seeks to maximize income over the
                                                 intermediate term consistent with the
   MONY Series Fund, Inc.                        preservation of capital by investing in
   Intermediate Term Bond Portfolio              highly rated fixed-income securities
                                                 issued by a diverse mix of corporations,
                                                 the U.S. Government and its agencies or
                                                 instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities, together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   LONG TERM BOND SUBACCOUNT                     Seeks to maximize income over the longer
                                                 term consistent with preservation of
   MONY Series Fund, Inc.                        capital by investing in highly-rated
   Long Term Bond Portfolio                      fixed-income securities issued by a
                                                 diverse mix of corporations, the U.S.
                                                 Government and its agencies or
                                                 instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities, together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONEY MARKET SUBACCOUNT                       Seeks to maximize current income
                                                 consistent with preservation of capital
   MONY Series Fund, Inc.                        and maintenance of liquidity by investing
   Money Market Portfolio                        primarily in high quality short-term money
                                                 market instruments.
   --------------------------------------------------------------------------------------------

   EQUITY GROWTH SUBACCOUNT                      Seeks long-term capital appreciation by
                                                 investing primarily in growth-oriented
   Morgan Stanley Universal Funds, Inc.          equity securities of medium and large
   Equity Growth Portfolio                       companies with market capitalizations of
                                                 $1 billion or more.
   --------------------------------------------------------------------------------------------

   FIXED INCOME SUBACCOUNT                       Seeks above-average total return over a
                                                 market cycle of three to five years by
   Morgan Stanley Universal Funds, Inc.          investing primarily in a diversified
   Fixed Income Portfolio                        portfolio of fixed income securities,
                                                 including U.S. government securities,
                                                 corporate bonds, and mortgage securities,
                                                 and to a limited extent, foreign fixed
                                                 income securities.
   ----------------------------------------------------------------------------------------

   VALUE SUBACCOUNT                              Seeks above-average total return over a
                                                 market cycle of three to five years by
   Morgan Stanley Universal Funds, Inc.          investing primarily in common stocks and
   Value Portfolio                               other equity securities of companies with
                                                 equity capitalizations usually greater
                                                 than $1.5 billion. The portfolio focuses
                                                 on stocks that are undervalued in
                                                 comparison with the stock market as a
                                                 whole, as measured by the S&P 500 Index.
   --------------------------------------------------------------------------------------------

   CAPITAL SUBACCOUNT                            Seeks capital appreciation by investing
                                                 primarily in equity securities of U.S.
   Salomon Brothers Variable Series Fund,        companies that range in size from
   Inc.                                          established large capitalization (over $5
   Capital Fund                                  billion in market capitalization) to small
                                                 capitalization (less than $1 billion in
                                                 market capitalization) companies at the
                                                 beginning of their life cycles, which are
                                                 believed to have above-average capital
                                                 appreciation potential.
   --------------------------------------------------------------------------------------------

   INVESTORS SUBACCOUNT                          Seeks long-term growth of capital by
   Salomon Brothers Variable Series Fund,        investing primarily in common stocks of
   Inc.                                          established large capitalization U.S.
   Investors Fund                                companies (over $5 billion in market
                                                 capitalization) with solid growth
                                                 potential at reasonable values. Current
                                                 income is a secondary objective.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   STRATEGIC BOND SUBACCOUNT                     Seeks a high level of current income by
   Salomon Brothers Variable Series Fund,        investing in a globally diverse portfolio
   Inc.                                          of fixed- income investments and by giving
   Strategic Bond Fund                           the investment adviser broad discretion to
                                                 deploy the Fund's assets among the
                                                 following segments of the international
                                                 market for fixed-income securities: U.S.
                                                 government obligations, investment and
                                                 non-investment grade U.S. and foreign
                                                 corporate debt, mortgage and asset-backed
                                                 securities, sovereign debt, and Brady
                                                 bonds. A secondary objective is to seek
                                                 capital appreciation.
   --------------------------------------------------------------------------------------------

   EQUITY INCOME SUBACCOUNT                      Seeks substantial dividend income as well
                                                 as long-term growth of capital through
   T. Rowe Price Equity Series, Inc.             investments in the common stocks of
   T. Rowe Price Equity Income Portfolio         established companies. The manager will
                                                 normally invest at least 65% of the fund's
                                                 total assets in the common stocks of
                                                 well-established companies paying above-
                                                 average dividends.
   --------------------------------------------------------------------------------------------

   NEW AMERICA GROWTH SUBACCOUNT                 Seeks long-term growth of capital by
                                                 investing primarily in the common stocks
   T. Rowe Price Equity Series, Inc.             of U.S. growth companies operating in
   T. Rowe Price New America Growth Portfolio    service industries, which are believed to
                                                 be above-average performers in their
                                                 fields. Holdings range from large-cap to
                                                 small companies.
   --------------------------------------------------------------------------------------------

   PERSONAL STRATEGY BALANCED SUBACCOUNT         Seeks the highest total return over time
                                                 consistent with an emphasis on both
   T. Rowe Price Equity Series, Inc.             capital appreciation and income by
   T. Rowe Price Personal Strategy Balanced      investing in a diversified portfolio
   Portfolio                                     typically consisting of approximately 60%
                                                 stocks, 30% bonds, and 10% money market
                                                 securities.
   --------------------------------------------------------------------------------------------

   LIMITED-TERM BOND SUBACCOUNT                  Seeks a high level of income consistent
                                                 with moderate fluctuation in principal
   T. Rowe Price Fixed Income Series, Inc.       value by investing at least 65% of total
   T. Rowe Price Limited-Term Bond Portfolio     assets in short- and immediate-term bonds.
                                                 The fund's dollar-weighted effective
                                                 maturity will not exceed five years.
   --------------------------------------------------------------------------------------------

   PRIME RESERVE SUBACCOUNT                      Seeks preservation of capital, liquidity,
                                                 and consistent with these, the highest
   T. Rowe Price Fixed Income Series, Inc.       possible current income by investing in
   T. Rowe Price Prime Reserve Portfolio         high-quality U.S. dollar-denominated money
                                                 market securities.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
       SUBACCOUNT, UNDERLYING MUTUAL FUND
            AND DESIGNATED PORTFOLIO                        INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   INTERNATIONAL STOCK SUBACCOUNT                Seeks long-term growth of capital through
                                                 investment primarily in the common stocks
   T. Rowe Price International Series, Inc.      of established, non-U.S. companies. The
   T. Rowe Price International Stock             manager employs a growth style, and will
   Portfolio                                     invest in developed and emerging countries
                                                 throughout the world with a focus on large
                                                 and to a lesser extent medium-sized
                                                 companies.
   --------------------------------------------------------------------------------------------

   WORLDWIDE BOND SUBACCOUNT                     Seeks high total return - income plus
                                                 capital appreciation - by investing
   Van Eck Worldwide Insurance Trust             globally, primarily in a variety of debt
   Worldwide Bond Fund                           securities.
   --------------------------------------------------------------------------------------------

   WORLDWIDE EMERGING MARKETS SUBACCOUNT         Seeks long-term capital appreciation by
                                                 investing primarily in equity securities
   Van Eck Worldwide Insurance Trust             in emerging markets around the world. The
   Worldwide Emerging Markets Fund               fund emphasizes investment in countries
                                                 that have relatively low gross national
                                                 product per capita, as well as the
                                                 potential for rapid economic growth.
   --------------------------------------------------------------------------------------------

   WORLDWIDE HARD ASSETS SUBACCOUNT              Seeks long-term capital appreciation by
                                                 investing primarily in "hard asset
   Van Eck Worldwide Insurance Trust             securities." For the fund's purpose, "hard
   Worldwide Hard Assets Fund                    asset securities" are stocks, bonds, and
                                                 other securities of companies that derive
                                                 at least 50% of gross revenue or profit
                                                 from exploration, development, production
                                                 or distribution of precious metals,
                                                 natural resources, real estate, or
                                                 commodities. Income is a secondary
                                                 consideration.
   --------------------------------------------------------------------------------------------

                                   THE FUNDS

     The Funds are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Funds.

MONY SERIES FUND, INC.

     Only shares of four of the seven portfolios of the MONY Series Fund, Inc. can be purchased by a subaccount available to the policy owner. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, paid all expenses associated with organizing the MONY Series Fund, Inc. when it was organized in 1985. Those expenses also included the costs of the initial registration of its securities. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, The Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to the

MONY Series Fund, Inc., the Company receives a daily investment advisory fee for each portfolio (See chart below). Fees are deducted daily and paid to the Company monthly.

--------------------------------------------------------------------------------------------
      PORTFOLIO AND INVESTMENT ADVISER                    INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets
--------------------------------------------------------------------------------------------

  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% of assets in excess of $800 million of
  the Investment Adviser.                       the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has a number of portfolios, seven of which are currently available to be purchased by subaccounts available to the policy owner. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of the Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this prospectus portfolio. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.

------------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, and 0.30% in
  OpCap Advisors is the sub-          the next $400 million and       excess of $1 billion of the
  investment adviser.                 0.70% in excess of $800         portfolio's aggregate
                                      million of the aggregate        average daily net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT SUB-ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  MANAGED PORTFOLIO                   Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, 0.30% in excess
  OpCap Advisors is the sub-          the next $400 million and       of $1 billion, and 0.25% in
  investment adviser.                 0.70% in excess of $800         excess of $2 billion of the
                                      million of the aggregate        portfolio's aggregate
                                      average daily net assets.       average daily net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.80% of the     Annual rate of 0.40% of the
                                      aggregate average daily net     first $1 billion and 0.30%
  Gabelli Asset Management, Inc. is   assets.                         in excess of $1 billion of
  the sub-investment adviser.                                         the portfolio's aggregate
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.85% of the     Annual rate of 0.40% of the
                                      aggregate average daily net     first $100 million, 0.35% of
  Vontobel USA Inc. is the            assets.                         $100 million to $200
  sub-investment adviser.                                             million, 0.30% of $200 to
                                                                      $500 million and 0.25% in
                                                                      excess of $500 million of
                                                                      the portfolio's aggregate
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  HIGH YIELD BOND PORTFOLIO           Annual rate of 0.60% of the     Annual rate of 0.30% of the
                                      aggregate average daily net     first $100 million and 0.25%
  Caywood-Scholl Capital Corporation  assets.                         in excess of $100 million of
  is the sub-investment adviser.                                      the portfolio's aggregate
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  GROWTH PORTFOLIO                    Annual rate of 0.75% of the     Annual rate of 0.30% up to
                                      aggregate average daily net     $1 billion and 0.20% in
  Montag & Caldwell, Inc. is the      assets.                         excess of $1 billion of the
  sub-investment adviser.                                             portfolio's aggregate
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO      Annual rate of 1.00% of the     Annual rate of 0.65% of the
                                      aggregate daily net assets.     first $50 million, 0.55% of
  William D. Witter, Inc. is the                                      the next $50 million and
  sub-investment adviser.                                             0.45% in excess of $100
                                                                      million of the portfolio's
                                                                      aggregate average daily net
                                                                      assets.
------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC.
T. ROWE PRICE FIXED INCOME SERIES, INC.

     T. Rowe Price Equity Series, Inc. has four portfolios of which the shares of only three portfolios can be purchased by subaccounts available to the policy owner. T. Rowe Price Fixed Income Series, Inc. has two portfolios, the shares of which can be purchased by subaccounts available to the policy owner. T. Rowe Price Associates, Inc. acts as the investment manager of T. Rowe Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. Fees are deducted daily and paid to T. Rowe Price Associates, Inc. on a monthly basis. The daily investment advisory fees for each portfolio are shown in the table below.

   ------------------------------------------------------------------------------------------
                    PORTFOLIO                               INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series, Inc.              Annual rate of 0.85% of the portfolio's
   T. Rowe Price Equity Income Portfolio          aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series, Inc.              Annual rate of 0.85% of the portfolio's
   T. Rowe Price New America Growth Portfolio     aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Equity Series Inc.               Annual rate of 0.90% of the portfolio's
   T. Rowe Price Personal Strategy Balanced       aggregate average daily net assets.
   Portfolio
   ------------------------------------------------------------------------------------------
   T. Rowe Price Fixed Income Series, Inc.        Annual rate of 0.70% of the portfolio's
   T. Rowe Price Limited Term Bond Portfolio      aggregate average daily net assets.
   ------------------------------------------------------------------------------------------
   T. Rowe Price Fixed Income Series, Inc.        Annual rate of 0.55% of the portfolio's
   T. Rowe Price Prime Reserve Portfolio          aggregate average daily net assets.
   ------------------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL SERIES, INC.

     The International Stock Portfolio of T. Rowe Price International Series, Inc. can be purchased by subaccounts available to the policy owner. Rowe Price-Fleming International, Inc. acts as the investment manager of T. Rowe Equity International Series, Inc. Fees are deducted daily and paid to T. Rowe Price Associates, Inc. on a monthly basis. The daily investment advisory fees for each portfolio are shown in the table below.

   ------------------------------------------------------------------------------------------
                    PORTFOLIO                               INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------
   T. Rowe Price International Stock Portfolio    Annual rate of 1.05% of the portfolio's
                                                  aggregate average daily net assets.
   ------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust has five portfolios, three of which are currently available to be purchased by subaccounts available to the policy owner. Van Eck Associates Corporation, is the investment manager of Worldwide Insurance Trust. Van Eck Associates Corporation contracts with sub-investment advisers to assist in managing the portfolios. Van Eck Worldwide Insurance Trust pays an investment advisory fee to Van Eck Associates Corporation which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Van Eck Associates Corporation on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   WORLDWIDE BOND FUND                     Annual rate of 1.00% of the    Not applicable
                                           first $500 million, .90% of
   None                                    the next $250 million, and
                                           .70% in excess of $750
                                           million of the portfolio's
                                           aggregate average daily net
                                           assets.
   ------------------------------------------------------------------------------------------------------

   WORLDWIDE HARD ASSETS FUND              Annual rate of 1.00% of the    Not applicable
                                           first $500 million, .90% of
   None                                    the next $250 million, and
                                           .70% in excess of $750
                                           million of the portfolio's
                                           aggregate average daily net
                                           assets.
   ------------------------------------------------------------------------------------------------------

   WORLDWIDE EMERGING MARKETS FUND         Annual rate of 1.00% of the    Not applicable
                                           portfolio's aggregate
   None                                    average daily net assets.
   ------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND

     Dreyfus Variable Investment Fund has a number of portfolios, two of which are currently available to be purchased by subaccounts available to the policy owner. The Dreyfus Corporation, is the investment adviser of the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, the Fund or The Dreyfus Corporation contracts with sub-investment advisers to assist in managing some of the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the chart below.

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   DREYFUS VARIABLE INVESTMENT FUND        Annual rate of 0.75% of the    Dreyfus Corporation pays
   CAPITAL APPRECIATION PORTFOLIO          portfolio's average daily      the sub-adviser an annual
                                           net assets.                    rate of 0.55% up to $150
   Fayez Sarofim & Co.                                                    million, 0.50% from next
                                                                          $150 million to $300
                                                                          million, and 0.375% of $300
                                                                          million or more of the
                                                                          portfolio's average daily
                                                                          net assets.
   ------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   DREYFUS VARIABLE INVESTMENT FUND        Annual rate of 0.75% of the    The portfolio pays the sub-
   SMALL COMPANY STOCK PORTFOLIO           portfolio's average daily      adviser at an annual rate
                                           net assets.                    of 0.20% up to first $150
   None                                                                   million, 0.25% from $150
                                                                          million to $300 million,
                                                                          and 0.375% for $300 million
                                                                          or more of the portfolio's
                                                                          average daily net assets.
   ------------------------------------------------------------------------------------------------------

   THE DREYFUS SOCIALLY RESPONSIBLE        Annual rate of 0.75% of the    Dreyfus Corporation pays
   GROWTH FUND, INC.                       portfolio's average daily      the sub-adviser an Annual
                                           net assets.                    rate of 0.10% of the first
   NCM Capital Management Group, Inc.                                     $32 million, 0.15% in
                                                                          excess of $32 million up to
                                                                          $150 million, 0.20% in
                                                                          excess of $150 million up
                                                                          to $300 million, 0.25% in
                                                                          excess of $300 million.
   ------------------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX FUND                Annual rate of 0.245% of       Dreyfus Corporation pays
                                           the portfolio's average        the sub-adviser an annual
   Mellon Equity Associates                daily net assets.              rate of 0.095% of the
                                                                          portfolio's average daily
                                                                          net assets.
   ------------------------------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.

     Salomon Brothers Variable Series Funds Inc. has seven portfolios of which the shares of only three portfolios can be purchased by subaccounts available to the policy owner. Salomon Brothers Asset Management Inc. is the investment manager of the Salomon Brothers Variable Series Funds Inc. Salomon Brothers Asset Management Inc. contracts with sub-investment advisers to assist in managing some of the funds. Salomon Brothers Variable Series Funds Inc. pays an investment advisory fee to Salomon Brothers Asset Management Inc. which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Salomon Brothers Asset Management Inc. on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each fund are shown in the chart below.

   ------------------------------------------------------------------------------------------------------
   PORTFOLIO AND INVESTMENT SUB-ADVISER      INVESTMENT ADVISER FEE       SUB-INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   INVESTORS FUND                          Annual rate of 0.70% of the    Not applicable
                                           portfolio's aggregate
   None                                    average daily net assets.
   ------------------------------------------------------------------------------------------------------
   STRATEGIC BOND FUND                     Annual rate of 0.75% of the    Equals the fee payable to
                                           portfolio's aggregate          Salomon Brothers Asset
   Salomon Brothers Asset Management       average daily net assets.      Management Inc. multiplied
   Limited                                                                by the portion of the
                                                                          assets of the Strategic
                                                                          Bond Fund the
                                                                          sub-investment adviser has
                                                                          been delegated to manage
                                                                          divided by the current
                                                                          value of the net assets of
                                                                          the Strategic Bond Fund.
   ------------------------------------------------------------------------------------------------------
   CAPITAL FUND                            Annual rate of 0.85% of the    Not Applicable
                                           portfolio's aggregate
   None                                    average daily net assets.
   ------------------------------------------------------------------------------------------------------

MORGAN STANLEY UNIVERSAL FUNDS, INC.

     Morgan Stanley Universal Funds, Inc. has ten portfolios of which the shares of only three portfolios can be purchased by subaccounts available to the policy owner. Fees are deducted daily and paid to the investment adviser on a quarterly basis. The investment advisor and daily investment advisory fees for each portfolio are shown in the chart below.

   ---------------------------------------------------------------------------------------------
            PORTFOLIO                 INVESTMENT ADVISER           INVESTMENT ADVISER FEE
   ---------------------------------------------------------------------------------------------
   FIXED INCOME PORTFOLIO         Miller Anderson & Sherrerd,    Annual rate of 0.40% of the
                                  LLP                            first $500 million, 0.35%
                                                                 in excess of $500 million
                                                                 up to $1 billion, 0.30% in
                                                                 excess of $1 billion.
   ---------------------------------------------------------------------------------------------
   VALUE PORTFOLIO                Miller Anderson & Sherrerd,    Annual rate of 0.55% of the
                                  LLP                            first $500 million, 0.50%
                                                                 in excess of $500 million
                                                                 up to $1 billion, 0.45% in
                                                                 excess of $1 billion.
   ---------------------------------------------------------------------------------------------
   EQUITY GROWTH PORTFOLIO        Morgan Stanley Asset           Annual rate of 0.55% of the
                                  Management Inc.                first $500 million, 0.50%
                                                                 in excess of $500 million
                                                                 up to $1 billion, 0.45% in
                                                                 excess of $1 billion.
   ---------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- GROWTH OPPORTUNITIES PORTFOLIO

     One portfolio from each of three Fidelity funds can be purchased by subaccounts available to you. Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments.

   ------------------------------------------------------------------------------------------------------
          PORTFOLIO AND SUB-INVESTMENT ADVISERS                     INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH    The fee is calculated by adding a group fee
   PORTFOLIO                                              rate to an individual fee rate, dividing by
   Fidelity Management & Research (U.K.) Inc. and         twelve, and multiplying the result by the
   Fidelity Management & Research Far East Inc. are       fund's average net assets throughout the
   the sub-investment advisers.                           month. The group fee rate is based on the
                                                          average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this fund is 0.30%
                                                          of the fund's average net assets.
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND              The fee is calculated by adding a group fee
   II -- CONTRAFUND PORTFOLIO                             rate to an individual fee rate, dividing by
   Fidelity Management & Research (U.K.) Inc. and         twelve, and multiplying the result by the
   Fidelity Management & Research Far East Inc. are       fund's average net assets throughout the
   the sub-investment advisers.                           month. The group fee rate is based on the
                                                          average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this fund is 0.30%
                                                          of the fund's average net assets.
   ------------------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND              The fee is calculated by adding a group fee
   III -- GROWTH OPPORTUNITIES PORTFOLIO                  rate to an individual fee rate, dividing by
   Fidelity Management & Research (U.K.) Inc. and         twelve, and multiplying the result by the
   Fidelity Management & Research Far East Inc. are       fund's average net assets throughout the
   the sub-investment advisers                            month. The group fee rate is based on the
                                                          average net assets of all the mutual funds
                                                          advised by FMR. This group rate cannot rise
                                                          above 0.52% for this fund, and it drops as
                                                          total assets under management increase. The
                                                          individual fee rate for this fund is 0.30%
                                                          of the fund's average net assets
   ------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

     Janus Aspen Series has a number of portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios.

   ------------------------------------------------------------------------------------------------------
          PORTFOLIO AND SUB-INVESTMENT ADVISERS                     INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO         Annual rate of 0.75% of the first $300
                                                          million, 0.70% of the next $200 million,
                                                          0.65% over $500 million of the portfolio's
                                                          average daily net assets.*
   ------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------
          PORTFOLIO AND SUB-INVESTMENT ADVISERS                     INVESTMENT ADVISER FEE
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO           Annual rate of 0.65% of the first $300
                                                          million, 0.55% over $300 million of the
                                                          portfolio's average daily net assets.*
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.75% of the first $300
                                                          million, 0.70% of the next $200 million,
                                                          0.65% over $500 million of the portfolio's
                                                          average daily net assets.*
   ------------------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO          Annual rate of 0.75% of the first $300
                                                          million, 0.70 of the next $200 million,
                                                          0.65% over $500 million of the portfolio's
                                                          average daily net assets.*
   ------------------------------------------------------------------------------------------------------
   * Janus Capital has agreed to reduce the portfolio's management fee to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such portfolio.
   ------------------------------------------------------------------------------------------------------

     The investment objectives of all portfolios (except the Janus portfolios) purchased by the subaccounts are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected portfolio. For each of the Funds this means the lesser of (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented or (2) more than 50% of the outstanding portfolio shares. The investment objectives of the Janus portfolios purchased by the corresponding subaccounts are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies and variable annuity policies. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each portfolio are substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts available to you is found in the table on pages 14-20. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Account Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of the policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Account Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals and corporations that wish to purchase life insurance benefits on the lives of key employees, members of the employer's board of directors, certain selected independent contractors, or certain selected highly compensated employees. The policy may be sold together with other related policies forming a case. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the life of an insured not less than 18 and up to and including 80 with evidence of insurability that satisfies the Company. The age of the insured is the age on his or her birthday nearest the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount you may apply for is $100,000. The Specified Amount may be reduced to $50,000 if at least $50,000 amount of Term Insurance Rider is added to the policy. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount and Target Death Benefit at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     If you want insurance coverage before the Policy Release Date, are actively at work and have been at work for an average of 30 hours per week for 90 days before coverage begins, you are eligible for a temporary insurance agreement. You must sign a Life Insurance Binder Agreement and give it to the Company's licensed agent. The agreement contains a question about your employment. Your eligibility for temporary coverage will depend upon your answer to this question. In addition, you must complete and sign the Life Insurance Binder Agreement. You must also submit payment for at least the cost of term coverage on the Policy as applied for. Your coverage under the Life Insurance Binder Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See "Premiums-Premium Flexibility," page 31.

     Coverage under the Life Insurance Binder Agreement ends (except for contracts issued in Kansas) on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the date on which all or any portion of the policy premium or life insurance binder premium is refunded;

     - the date you withdraw the application for life insurance on the insured;

     - the date on which the employment of the insured or the insured's status terminates;

     - no later than 90 days from the date the Life Insurance Binder Agreement is effective;

     - the date the Company declines to issue any policy; and

     - the date you tell the Company that the policy will be refused.

     For contracts issued in Kansas, temporary coverage begins when the application for the policy and the initial premium is received by the Company. Temporary coverage ends on the earliest of:

     - the date you tell the Company that the policy will be refused; and

     - the day written notice of the declination and refund of premium is provided to the applicant.

     If the insured dies during the period of temporary coverage, the death benefit will be:

        (1) The insurance coverage applied for (including any optional riders) up to $500,000,

            less

        (2) The deductions from premium and the monthly deduction due prior to the date of death.

     Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.0 % per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

     (1) The date you tell the Company that the policy will be refused. Your refusal must be

          (a) at or before the Policy Release Date, or

          (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

     (2) The date the Company sends notice to you declining to issue any policy.

  Initial Premium Payment

     Once the application is approved and the policy owner is issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment specified in your policy must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. If you do not request a policy date or if the policy date you request is earlier than the Policy Release Date, any premium balance remitted by you will be transferred to the Money Market Subaccount until the Right to Return Policy Period has ended. The amount transferred would include amounts in the general account under the Binder Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, premium will be held in the general account until the policy date. On the Policy Date, premiums will be transferred to the Money Market Subaccount until the Right to Return Policy Period ends. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period," page 31.)

  Policy Date

     The Company may approve the backdating of a policy. However, the policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

     Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of any proposed insured that does not meet the Company's guaranteed issue standards. The Company may use guaranteed issue underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

     The Right to Return Policy Period follows the application for a policy and its issuance to the policy owner. The period runs to the latest of:

          (a) 45 days after Part I of the application is signed, or

          (b) 10 days (or longer in certain states) after the policy owner receives the policy, or

          (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the policy owner.

     During this period, the policy owner may cancel the policy and receive a refund of the full amount of the premium paid.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility to the policy owner to determine the amount and frequency of premium payments.

  Case Premiums

     Generally, to issue a policy, the Company requires the premiums for the first policy year for the policy or policies representing a case to equal or exceed $100,000. The Company may, in its sole discretion, allow a reduced minimum case premium where the Company's rules for exceptions are met.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least one fourth of the Minimum Annual Premium to put the policy in effect. If the policy owner wants to pay premiums less often than annually, the premium required to put the policy in effect is equal to the lesser of:

          (a) The Minimum Annual Premium divided by the frequency of the scheduled premium payments, or

          (b) 25% of the Minimum Annual Premium.

     This Minimum Annual Premium will be based upon:

     (1) The policy's Specified Amount,

     (2) Any riders added to the policy, and

     (3) The insured's

          (a) Age,

          (b) Smoking status,

          (c) Gender (unless unisex cost of insurance rates apply, see "Deductions from Account Value-Cost of Insurance," page 51), and

          (d) Underwriting class.

     The Minimum Annual Premium will be shown in the policy. Thereafter, subject to the limitations described below, the policy owner may choose the amount and frequency of premium payments to reflect varying financial conditions.

  Scheduled Premiums

     When applying for a policy, a policy owner determines a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. Each policy owner will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at the policy owner's option. After the Minimum Annual Premium has been paid, the minimum scheduled premium for any policy is $100. Although reminder notices will be sent, the policy owner may not be required to pay scheduled premium payments.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and on page 46.)

CHOICE OF DEFINITION OF LIFE INSURANCE

     When applying for the policy, the policy owner will choose one of two tests to apply to the policy for compliance with the Federal tax law definition of life insurance. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Test. The Death Benefit Percentage applied to the policy varies according to the definition of life insurance chosen. See "Federal Income Tax Considerations -- Definition of Life Insurance," on page 54.

GUARANTEED DEATH BENEFIT

     Generally, the policy remains in effect so long as the Account Value less Outstanding Debt is sufficient to pay the charges that maintain the policy. The charges that maintain the policy are deducted monthly from the Account Value. The Account Value of the policy is affected by:

     (1) The investment experience of any amounts in the subaccounts of MONY America variable Account L,

     (2) The interest earned in the Guaranteed Interest Account, and

     (3) The deduction from Account Value of the various charges, costs, and expenses imposed by the policy provisions.

     This in turn affects the length of time the policy remains in effect without the payment of additional premiums. See "Grace Period and Lapse," page 46.

     When the policy owner applies for a policy, the policy owner will be able to choose the Guaranteed Death Benefit Rider. The Rider may extend the period that the Specified Amount of the policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See "Guaranteed Death Benefit Rider," page 38.

  Modified Endowment Contracts

     The amount, frequency and period of time over which the policy owner pays premiums may affect whether the policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when the policy owner takes certain pre-death distributions from the policy. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 56.

  Unscheduled Premium Payments

     Generally, the policy owner may make premium payments at any time and in any amount as long as each payment is at least $250. However, if the premium payment the policy owner wishes to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit equals a policy owner's cash value multiplied by a death benefit percentage as a result of the Federal income tax law definition of life insurance. See "Death Benefits Under the Policy," page 33 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 54. However, such a premium may be accepted if satisfactory evidence of insurability is provided. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to the policy owner if it would exceed the maximum premium limitations prescribed by the Federal income tax law definition of life insurance.

     Payments the policy owner sends to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless the policy owner requests otherwise. If the policy owner requests that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to the Account Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If the policy owner skips or stops paying premiums, the policy will continue in effect until the Account Value less any Outstanding Debt can no longer cover (1) the monthly deductions from the Account Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse." page 45.

     The policy owner's Specified Amount is guaranteed to remain in effect as long as a Guaranteed Death Benefit Rider is in effect. See "Guaranteed Death Benefit Rider," on page 38.

ALLOCATION OF NET PREMIUMS

     Net premiums may be allocated to any number of the thirty-seven available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%.

     The Policy owner may change the allocation of net premiums at any time by submitting a proper written request to our Customer Service Center at 1 MONY Plaza, Syracuse, New York, 13202. The revised allocation percentages will be effective within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. The death benefit consists of a "Specified Amount" of insurance coverage and, if desired, an additional amount of insurance coverage which is added by Term Insurance Rider. The amount of the Term Insurance Rider is defined by the Target Death Benefit. The Specified Amount is level until the Maturity Date unless changed by the policy owner. The Target Death Benefit can be scheduled at issue in level, increasing or decreasing amounts over the lifetime of the insured. The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount is $100,000, although the Specified Amount may be reduced to $50,000 if at least $50,000 of Term Insurance Rider is added to the Policy. The Target Death Benefit and the Specified Amount will be shown on the specifications page of the policy.

     As described below, over time the Base Death Benefit may vary from the Specified Amount. This may result from:

          (1) The operation of a death benefit Option,

          (2) Increases to comply with the Federal income tax law definition of life insurance,

          (3) Changes in the death benefit Option, or

          (4) Increases or decreases requested by the policy owner.

     The Term Insurance Rider provides term insurance coverage which adjusts automatically to equal the difference between the Target Death Benefit and the Base Death Benefit. The Term Insurance Rider does not have a separate premium; the cost is included in the monthly deductions discussed below. See "Term Insurance Rider," page 39.

     As long as the Policy remains in effect, the Company will, upon proof of the death of an Insured, pay the death benefit proceeds to the named beneficiary. Death benefit proceeds will consist of:

          (1) The Base Death Benefit under the policy, plus

          (2) Any amount provided by the Term Insurance Rider, less

          (3) Any Outstanding Debt (and, if in the Grace Period, further reduced by any overdue charges).

     Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

DEATH BENEFIT OPTIONS

     Each policy owner may select one of two death benefit Options: Option 1 or Option 2. Generally, the policy owner designates the death benefit option in the application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as the policy is in effect, the death benefit under either option will never be less than the Specified Amount of the policy.

     Option 1 -- The Base Death Benefit equals the greater of:

          (a) The Specified Amount plus any increase in Account Value since the last monthly anniversary, or

          (b) The Cash Value multiplied by a death benefit percentage.

          The death benefit percentages vary according to the age of the insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax
     Considerations -- Definition of Life Insurance," page 54. The death benefit percentage is 250% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Account Value, and not in increasing insurance coverage, you should choose Option 1.

     Option 2 -- The death benefit equals the greater of:

          (a) The Specified Amount of the policy, plus the Account Value, or

          (b) The Cash Value multiplied by a death benefit percentage.

          The Account Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option 1 and is stated in Appendices A or B. The death benefit in Option 2 will always vary as Account Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

     In addition, the policy owner has the option at issue to select an alternate Death Benefit Percentage. The alternate Death Benefit Percentage may produce a higher Base Death Benefit amount beginning the later of the Insured's age 55 or 10 years following policy issue. This alternate Death Benefit Percentage grades back to the Federal income tax law Death Benefit Percentage at the Maturity Date. Use of the alternate Death Benefit Percentage results in a higher ratio of Base Death Benefit to Account Value than that resulting from the use of the IRS' Death Benefit Percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. This higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the IRS' Death Benefit Percentage. Although use of the alternate Death Benefit Percentage results in a higher Base Death Benefit than the IRS' Death Benefit Percentage, this higher Base Death Benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently future Base Death Benefits. The election of the alternate Death Benefit Percentage may be eliminated at any time; once eliminated, it cannot be reinstated. (See Appendix B, E, and F for alternate death benefit percentages.)

  Changes in Death Benefit Option

     The policy owner may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. The policy owner may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary after the change is accepted by the Company.

     If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total Base Death Benefit will not change immediately. The change to Option 2 will affect the determination of the Base Death Benefit from that point on. As of the date of the change, the Account Value will be added to the new Specified Amount. The death benefit will then vary with the Account Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Account Value at the date of the change. This maintains the Base Death Benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total Base Death Benefit will not change immediately. The change to Option 1 will affect the determination of the Base Death Benefit from that point on. The change to Option 1 will generally reduce the death benefit payable in the future.

     Increases in the Specified Amount resulting from a change in death benefit Option do not create new coverage segments. They increase the size of the oldest coverage segments of the Specified Amount. Therefore, cost of insurance and other charges are not computed separately for increases resulting from a death benefit Option change.

     Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the Base Death Benefit exceeds Account Value. See "Deductions from Account Value-Cost of Insurance," page 51. If the policy's Base Death Benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN DEATH BENEFIT AMOUNTS

     The policy owner may increase or decrease the Target Death Benefit subject to Company approval. The Target Death Benefit is the Specified Amount plus the benefit amount of the Term Insurance Rider. Increases or decreases in the Target Death Benefit can be done on a scheduled or unscheduled basis.

  Scheduled Increases in Target Death Benefits

     Increases to the Target Death Benefit may be scheduled:

        (1) At the time of application for the Policy, or

        (2) At the time of the application for an unscheduled increase.

Scheduled increases or decreases will be effective on the requested date. A scheduled increase may only be made by increasing the amount of the Term Insurance Rider. Since these increases are scheduled at issue, evidence of insurability will not be required at the time the increase becomes effective. Scheduled increases do not create new "coverage segments." Therefore, cost of insurance and other charges are not computed separately for such increases.

  Unscheduled Increases in Target Death Benefit

     A policy owner may request an unscheduled increase in the Target Death Benefit at any time after issue prior to the insured's age 81 (or age 65 for policies issued on a guaranteed basis). Additional evidence of insurability satisfactory to the Company will be required. An unscheduled increase will not be given for increments less than $10,000. Requests for an unscheduled increase must be made by written application to the Customer Service Center. The increase will become effective on the monthly anniversary following the approval of the request by the Company.

     An unscheduled increase in the Target Death Benefit may consist of any combination of increases in Specified Amount and/or Term Insurance Rider.

     - Unless otherwise indicated, any request for an unscheduled increase to the Target Death Benefit will be assumed to be a request for an increase to the Specified Amount.

     - An unscheduled increase in Specified Amount will increase the Target Death Benefit by an equal amount so that the Term Insurance Rider amount will remain unchanged after the increase.

     An unscheduled increase in Specified Amount will create a new "coverage segment" for which cost of insurance and other charges are computed separately. If the Specified Amount is increased:

     - Additional sales charges associated with the increase will be incurred.

     - The sales charge for the increase is calculated in a similar way as for the original Specified Amount. Premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums (defined by the Federal income tax laws) for each segment bear to the sum of the guideline annual premiums for all segments.

     - The Company deducts a Sales Charge from each premium allocated to each segment up to the "Target Premium" paid in each year during the first ten policy years following an increase in Specified Amount.

     - The Target Premiums and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted.

     - The adjustment will be done prospectively to reflect the increase.

     - If the Specified Amount is increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an unscheduled increase creates a new coverage segment of Specified Amount, the Account Value after the increase will be allocated:

     (1) first to the original coverage segment, and

     (2) second to each coverage segment in order of the increases.

     (3) Allocations will be in the same proportion that the guideline annual premiums (defined by the Federal income tax laws) for each segment bear to the sum of the guideline annual premiums for all segments.

     Increasing the Specified Amount will generally increase the Base Death benefit of the policy. The amount of the change in the Base Death Benefit will depend, among other things on:

     (1) The death benefit Option chosen by the policy owner, and

     (2) Whether the Base Death Benefit under the policy is being calculated using a Death Benefit Percentage at the time of the change.

Changing the Specified Amount could affect:

     (1) The subsequent level of the Base Death Benefit while the policy is in effect, and

     (2) The subsequent level of policy values.

For example, an increase in Specified Amount may increase the net amount at risk under a policy, which will increase a policy owner's cost of insurance charges over time.

  Decreases In Target Death Benefits

     Any decrease in Specified Amount (whether scheduled or unscheduled) will reduce the Target Death Benefit of the policy and may reduce the Specified Amount of the policy at issue. Any decrease will be applied:

     (1) First to reduce the coverage segments of Term Insurance Rider associated with the most recent increases, then

     (2) To the next most recent increases of Term Insurance Rider successively, and last

     (3) To the original coverage segment of Term Insurance Rider.

After all coverage segments of Term Insurance Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order. A decrease will not be permitted if less than $10,000. In addition, no transaction will be permitted if the Specified Amount would fall below the minimum we require to issue the policy at the time of the reduction.

     The required premiums under the Guaranteed Death Benefit Rider, if applicable, will be adjusted for the decrease in death benefits. If the Target Death Benefit or Specified Amount is decreased, target premiums will also be adjusted for the decrease. If the target death benefit is decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed. Decreases become effective on the monthly anniversary following the approval of the request by the Company.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

     (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

     (2) To effect the decrease, payments to you would have to be made from Account Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Account Value of the policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 54.

     Decreasing the Specified Amount will generally decrease the Base Death Benefit. The amount of change in the Base Death Benefit will depend, among other things, on:

     (1) The death benefit Option chosen, and

     (2) Whether the Base Death Benefit under the policy is being calculated using a death benefit percentage at the time of the change.

Changing the Specified Amount could affect the subsequent level of the Base Death Benefit while the policy is in effect and the subsequent level of policy values. For example, a decrease in Specified Amount may decrease the net amount at risk, which will decrease a policy owner's cost of insurance charges over time.

     Increases in the Specified Amount resulting from a change in death benefit Option do not create new coverage segments. They increase the size of the oldest coverage segments of the Specified Amount. Therefore, cost of insurance and other charges are not computed separately for increases resulting from a death benefit Option change.

     Decreases due to a death benefit Option change will not reduce the Target Death Benefit but may reduce the Specified Amount. Any decrease associated with an Option change will maintain the net amount at risk for each coverage layer at the time of the change.

GUARANTEED DEATH BENEFIT RIDER

     When the policy owner applies for a policy, the policy owner may also elect the Guaranteed Death Benefit Rider. This rider may extend the period the Specified Amount of the policy remains in effect. An extra charge is deducted from the Account Value each month and premiums at least equal to the cumulative Monthly Guaranteed Premium must have been paid.

     In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the insured's age 95 ("Guarantee Period"). An extra charge will be deducted from the Account Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Deductions from Account Value-Guaranteed Death Benefit Charge," page 52.

     On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two tests. Under the first test the Account Value must exceed Outstanding Debt. Under the second test we:

          (1) total the actual premiums you have paid for the policy, and

          (2) subtract the amount of partial surrenders (and associated fees).

The result must equal or exceed:

          (1) the Monthly Guarantee Premium for the Rider, times

          (2) the number of compete months since the policy date.

If the policy meets both tests on the monthly anniversary day, the rider remains in effect until the next monthly anniversary date. If the policy fails to meet either test, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

     The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Is in Effect" on page 47.

     Please refer to the policy for additional information on the Guaranteed Death Benefit Rider.

     The Guaranteed Death Benefit Rider is not available on policies offered or issued for delivery to residents of the Commonwealth of Massachusetts or the State of Texas.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Account Value for each optional benefit added to your policy. See "Charges and Deductions," page 44. The amounts of these benefits are fully guaranteed at issue. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 56. An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Term Insurance Rider

     The policy can be issued with a Term Insurance Rider as a portion of the total death benefit. This Rider provides term life insurance on the life of the insured, which is annually renewable to attained age 95. As described below, the amount of coverage provided by the Rider varies over time.

     When the policy is issued, a schedule of death benefit amount called the "Target Death Benefit" is established. The Target Death Benefit may be varied as often as each policy year, and subject to the Company's rules, may be changed after issue. See "Death Benefits Under the Policy," page 33.

     The amount of the Term Insurance Rider in effect at any time is equal to the difference between the scheduled Target Death Benefit and the Base Death Benefit in effect. The Rider is dynamic, it adjusts for variations in the Base Death Benefit under the policy (e.g., changes resulting from the Federal income tax law definition of life insurance). The Company generally restricts the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount. For example, if the Specified Amount is $100,000 then the maximum amount of the Target Death Benefit allowed is $900,000.

     For example, assume the Base Death Benefit varies according to the following schedule. The Term Insurance Rider will adjust to provide death proceeds equal to the Target Death Benefit each year.

  BASE DEATH BENEFIT   TARGET DEATH BENEFIT   TERM INSURANCE RIDER AMOUNT
  ------------------   --------------------   ---------------------------
       $500,000              $550,000                   $50,000
       $501,500              $550,000                   $48,500
       $501,250              $550,000                   $48,750

     Since the Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the Base Death Benefit. Using the above example, if the Base Death Benefit grew to $550,000, the Term Insurance Rider would be reduced to zero. (It can never be reduced below zero.) Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the policy. Therefore, if the Base Death Benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.

     There is no defined premium for the Term Insurance Rider. The cost of the Rider is added to the monthly deductions, and is based on the insured's attained age and premium class. The Company may adjust the rate charged for the Rider from time to time. The rate will never exceed the guaranteed cost of insurance rates for the Rider for that policy year. The cost for the Rider is added to the Company's calculation of the Monthly Guarantee Premium and to the calculation of the Minimum Annual Premium.

BENEFITS AT MATURITY

     The maturity date for this policy is the policy anniversary on which the insured is age 95. If the insured is living on the maturity date, the Company will pay to you, as an endowment benefit, the Account Value of the policy less Outstanding Debt. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments," page 64.

POLICY VALUES

  Account Value

     The Account Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's loan account, and any interest, to secure Outstanding Debt.

     On each Valuation Date, the part of the Account Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Account Value also is adjusted to reflect the assessment of the monthly deduction. See "Determination of Account Value," page 40. No minimum amount of Account Value allocated to a particular subaccount is guaranteed. A policy owner bears the risk for the investment experience of Account Value allocated to the subaccounts.

  Surrender Value

     The owner can surrender a policy at any time while the insured is living and receive its Cash Value less any Outstanding Debt. The Cash Value of the policy equals the Account Value plus any applicable refund of sales charges. Thus, the Cash Value will exceed the policy's Account Value by the refund amount in the three years following policy issuance. Once the refund of sales charges has expired, the Surrender Value will equal the Account Value (less any Outstanding Debt). See "Full Surrender," page 45.

DETERMINATION OF ACCOUNT VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Account Value will vary. The Account Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts.

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Account Value and you bear the entire risk relating to the investment performance of Account Value allocated to the subaccounts.

     The Company invests amounts allocated to the subaccounts in shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     - The investment income.

     - Realized and unrealized capital gains and losses.

     - Expenses of a portfolio including the investment adviser fee.

     - Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount," on page 42.) On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever net premiums or transfer amounts (including transfers from the loan account) are allocated to that subaccount. Units are redeemed (debited) to:

     - Make partial surrenders.

     - Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the loan account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Account Value.

     - Pay policy transaction charges.

     - Pay partial surrender fees.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Valuation Date, or after the close of business on a Valuation Date (after 4:00 Eastern Time), the transaction date will be the next Valuation Date. All policy transactions are performed as of a Valuation Date. If a transaction date or monthly anniversary day occurs on a day other than a Valuation Date (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Valuation Date as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Valuation Date. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that date.

The unit value of each subaccount on its first Valuation Date was set at $10.00.

                           DETERMINING ACCOUNT VALUE

                      [DETERMINING ACCOUNT VALUE FLOW CHART]


               ----------                         Premium Amount Allocated
               Portfolios                                  plus
               ----------                          Investment Experience
                                                           minus
                                                  Investment Advisory Fees
                                                           minus
                                                     Operating Expenses



            -----------------                   Value of Portfolio Shares
               Variable                                    plus
               Account L                         Dividends or Capital Gains
            (37 Subaccounts)
            -----------------

                                                       -----------------
                                                         Account Value
                                                       -----------------

                                                             Minus
                                                 Cost of Insurance Charge
                                                 Administrative Charge
                                                    and if applicable, minus
                                                 Guaranteed Death Benefit Charge
                                                 Optional Benefits Charge
------------------------                         Transaction and Other Charges
      Guaranteed                                 Mortality & Expense Risk Charge
       Interest
       Account
------------------------
Premium Amount Allocated
        plus
    Accrued Interest


TRANSFER OF ACCOUNT VALUE

     You may transfer Account Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Customer Service Center. Currently, there are:

          (1) No limitations on the number of transfers between subaccounts.

          (2) No minimum amount required for a transfer.

          (3) No minimum amount required to remain in a given subaccount after a transfer.

     After the Right to Return Policy Period, Account Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account," page 61. The total amount allocated or transferred to the Guaranteed Interest Account cannot exceed $250,000.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account," page 61. No charge is imposed on the transfer when you exercise the exchange privilege.

POLICY LOANS

     The policy owner may borrow money from the Company at any time using the policy as security for the loan. A loan is taken by submitting a proper written request to the Company's administrative office. A policy owner may take a loan any time a policy is in effect. The minimum amount a policy owner may borrow is $250 (except for policies offered or issued in Connecticut where the minimum amount is $200). The maximum amount that may be borrowed at any time is 90% of the Account Value of the policy less any Outstanding Debt. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in arrears on each policy anniversary at an annual rate of 4.6%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     The owner may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When a loan is taken, an amount equal to the loan is transferred out of the policy owner's Account Value into the loan account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the loan account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

     The loan account is part of the Company's general account. Amounts held in the loan account are credited monthly with an annual rate of interest not less than 4.0%. After the tenth policy anniversary, the annual interest rate that applies to the Loan Account is expected to be 0.3% higher than otherwise applicable.

     Loan repayments release funds from the loan account. Unless you request otherwise, amounts released from the loan account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. The transfer is subject to maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred each policy anniversary to each of the subaccounts and the Guaranteed Interest Account on the same basis.

     Amounts held in the loan account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the Cash Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. Unless the Guaranteed Death Benefit Rider is in effect, the policy will lapse when (1) the Account Value minus Outstanding is insufficient to cover the monthly deduction against the policy's Account Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if Outstanding Debt exceeds the Account Value of the policy. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse," page 46.

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 54.

FULL SURRENDER

     A policy owner may fully surrender a policy at any time during the life of the insured. The amount received for a full surrender is the policy's Account Value plus (1) any applicable refund of sales charge, reduced by (2) any Outstanding Debt. For purposes of calculating the Account Value, the net asset value of shares of the portfolios of the applicable subaccounts will be determined on (1) the Valuation Date that we receive your request at our administrative office, or (2) on the next Valuation Date if that day is not a Valuation Date.

     A policy owner may surrender a policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. A policy owner may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under the policy. See "Payment Plan Settlement Provisions," page 64. For information on the tax effects of surrender of a policy, see "Federal Income Tax Consideration," page 54.

PARTIAL SURRENDER

     With a partial surrender, the policy owner obtains a part of the Account Value of the policy without having to surrender the policy in full. The policy owner may request a partial surrender after the first policy anniversary. The partial surrender and the corresponding calculation of net asset value will take effect on (1) the Valuation Date that we receive your request at out administrative office, or (2) on the next Valuation Date if that day is not a Valuation Date. There is currently no limit on the number of partial surrenders allowed in a policy year but the Company reserves the right to limit the number of partial surrenders to 12 per year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, the policy's Account Value less Outstanding Debt must be at least $500 after the partial surrender. In addition, the partial surrender must not reduce the Target Death Benefit or Specified Amount below the minimum we require to issue the policy.

     The policy owner may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, the policy owner's Account Value and Surrender Value are reduced by the amount surrendered (plus the applicable fee). The amount of the partial surrender (plus the applicable fee) will be deducted proportionately from the policy owner's Account Value in the subaccounts and the Guaranteed Interest Account.

     When a partial surrender is made and you selected death benefit Option 1, the Target Death Benefit and the Base Death Benefit of your policy is generally decreased by the amount of the partial surrender (plus its fee). The Specified Amount under the policy is decreased by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Specified Amount, the amount, if any, that the Specified Amount exceeds the difference between the Base Death Benefit less the amount of the partial surrender.

The Target Death Benefit under the policy is reduced by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Target Death Benefit, the amount, if any, that the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the partial surrender.

     When a partial surrender is made and you selected death benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the policy. However, assuming that the Base Death Benefit under Option 2 is not equal to the Cash Value times the applicable death benefit percentage, the partial surrender will reduce the Base Death Benefit by the amount of the partial surrender. If the Option 2 death benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the Base Death Benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the policy is reduced by the lesser of:

     (1) the amount of the partial surrender, or

     (2) if the Base Death Benefit prior to the partial surrender is greater than the Target Death Benefit, the amount, if any, that the Target Death Benefit exceeds the difference between the Base Death Benefit and the amount of the partial surrender. See "Death Benefits Under the Policy," page 33.

     There is a fee for each partial surrender of the lesser of $25 or 2% of the partial surrender amount. See "Charges and Deductions -- Transaction and Other Charges," page 52.

     For information on the tax treatment of partial surrenders, see "Federal Income Tax Considerations," page 54.

GRACE PERIOD AND LAPSE

     Your policy will lapse only when:

     (1) The Account Value less Outstanding Debt is insufficient to cover the current monthly deduction against the policy's Account Value on any monthly anniversary day, and

     (2) A 61-day Grace Period expires without the policy owner making a sufficient payment.

     If Guaranteed Death Benefit Rider Is Not in Effect

     To avoid lapse if (1) an insufficiency occurs, and (2) a Guaranteed Death Benefit Rider is not in effect, the policy owner must pay the required amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid, loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

     We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when the policy owner has Outstanding Debt. In this event, the policy owner could repay enough of the Outstanding Debt to avoid termination. The policy owner may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, the policy owner may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Account Value less Outstanding Debt will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify the policy owner (and any assignee of record) of the payment required to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. The payment required is:

     (1) the amount of the monthly deduction not paid, plus

     (2) not less than two succeeding monthly deductions (or the number of monthly deductions remaining until the next scheduled premium due date, if more than two), grossed up by

     (3) the amount of the deductions from premiums.

(See "Charges and Deductions -- Deductions from Premiums," page 50). The policy will remain in effect through the grace period. If the owner fails to make the required payment within the grace period, the coverage under the policy will end and your policy will lapse. Required premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

     (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

     (2) Any unpaid monthly deductions and any Outstanding Debt. (For policies offered to residents of, or issued for delivery in, the State of New Jersey, the unpaid monthly deductions cannot exceed the minimum premium for the following month.)

     If Guaranteed Death Benefit Rider Is in Effect

     The Specified Amount of your policy will not lapse during the guarantee period even if the Account Value less Outstanding Debt is not enough to cover all the deductions from the Account Value on any monthly anniversary day if:

     (1) A Guaranteed Death Benefit Rider is in effect, and

     (2) The test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider," page 38.

     While the Guaranteed Death Benefit Rider is in effect, the Account Value of the policy may be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Account Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

     Reinstatement

     We will reinstate a lapsed policy at any time:

     (1) Before the maturity date, and

     (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy we must also receive:

     (1) A written application from you

     (2) Evidence of insurability satisfactory to us

     (3) Payment of all monthly deductions that were due and unpaid during the grace period

     (4) Payment of an amount at least sufficient to keep your policy in effect for three months after the reinstatement date

     (5) Payment of due and unpaid interest on Outstanding Debt to the next succeeding policy anniversary day, and

     (6) Payment of the reinstatement fee.

     When your policy is reinstated, the Account Value will be equal to the Account Value on the date of the lapse subject to the following:

     (1) Any Outstanding Debt on the date of lapse must be paid or reinstated.

     (2) No interest on amounts held in our loan account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or proceeding the date of approval by us. At that time, the Account Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

     We charge a fee of $150 to process a reinstatement.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Deducted from premium up to    First 10 policy years -- 9%
                     the Target Premium             After the 10th policy year -- 0%
                                                    Ten policy years after an increase in
                                                    Specified Amount -- 9%
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 0%-4% Federal -- 1.25%
-----------------------------------------------------------------------------------------------

                         DEDUCTIONS FROM ACCOUNT VALUE
--------------------------------------------------------------------------------

     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge               First 10 policy years -- .60% of
     Annual Rate                                   subaccount value.
                                                   After the 10th policy year -- .30% of
                                                   subaccount value (.45% guaranteed).
----------------------------------------------------------------------------------------------
     Administrative Charge (all                    $7.50
     policies) -- Monthly
     Medical Underwriting Charge (applicable       $5.00 for the first 3 policy years.
     policies) -- Monthly
     Guaranteed Issue Underwriting Charge          $3.00 for the first 3 policy years.
     (applicable policies) -- Monthly
----------------------------------------------------------------------------------------------
     Guaranteed Death Benefit Charge               $0.01 per $1,000 of policy Specified
     Monthly Charge for Death Benefit Rider (not   Amount. Please note that the Rider requires
     available in all states)                      that premiums on the policy itself be paid
                                                   in order to remain in effect.
----------------------------------------------------------------------------------------------
     Optional Insurance Benefits Charge --         As applicable.
     Monthly Deduction for any other optional
     insurance Benefits added by rider.
----------------------------------------------------------------------------------------------
     Transaction and Other Charges
     -- Partial Surrender Fee                      Lesser of $25 or 2% of the partial
                                                   surrender amount
     -- Transfer of Account Value (transfers       $50
     exceeding 12 in any policy year)
     -- Premium allocation changes (over two in    $25
     any policy year
     -- Reinstatement Fee                          $150
----------------------------------------------------------------------------------------------

     The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of the MONY America Variable Account L or to the Guaranteed Interest Account and of th deductions from MONY America Variable Account L and from the policy's Account Value.

DEDUCTIONS FROM PREMIUMS

     The sales charge and tax charges are deducted from the gross premium prior to applying the net premium to the Account Value. The sales charge is deducted from gross premium only up to Target Premium. Tax charges are deducted against the entire gross premium.

Sales Charge --              During the first ten policy years and during the
                             ten policy years following an increase in Specified
                             Amount -- 9%
                             After the tenth policy year -- 0%

     The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 policy without violating the limits imposed by the Federal income tax law definition of a modified endowment contract. See "Modified Endowment Contracts," page 56. The Target Premium is not based on scheduled premium. The Target Premium for the policy and Specified Amount coverage segments added since the policy date will be stated in the policy.

     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amount indirectly derived from the charge for mortality and expense risks and mortality gains.

     A portion of the sales charges previously deducted from premium payments may be refunded if:

          (1) the policy is surrendered in the first three policy years, and

          (2) the policy is not in default.

YEAR OF SURRENDER                                    AMOUNT OF REFUND
-----------------                                    ----------------
First policy year....................  Sum of all sales charge deductions in that year
Second policy year...................  66.67% of sales charge deductions in the first policy year
Third policy year....................  33.33% of sales charge deductions in the first policy year

     No refund will be paid if the policy is in default.

Tax Charges --               State and local premium tax -- currently 0%-4%
                             Federal tax for deferred acquisition costs of the Company -- 1.25%

     All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. We deduct an amount equal to the actual premium, tax imposed by the applicable jurisdiction. The charge is used to pay the premium taxes and we do not expect to profit from this charge.

     The 1.25% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to this tax.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us. In addition, if an insured changes his or her place of residence, we should be notified of the change. Any change in the tax rate will be effective on the next policy anniversary.

DEDUCTIONS FROM ACCOUNT VALUE

     A charge called the Monthly Deduction is deducted from the Account Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --         This charge compensates us for the anticipated cost
                             of paying death benefits in excess of Account Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Account Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured. Unisex rates are used where appropriate under applicable law, including in the States of Montana and Massachusetts, and in policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e., less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

     Lower cost of insurance rates are offered at most ages for insureds who:

          (1) qualify for the standard underwriting class, and

          (2) whose applications are fully underwritten (i.e., subject to evidence of the insured's insurability).

     Current insurance rates are generally higher if the policies are issued on a guaranteed issue basis, where evidence of insurability is not required. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Only limited underwriting information is obtained when underwriting on a guaranteed issue basis. Therefore, policies in this underwriting class may present an additional mortality expense to us relative to fully underwritten policies. The additional risk is generally reflected in higher current insurance rates, which are nevertheless guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

     We may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under policies in a single case that meet our requirements at the time of policy issue.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Account Value will first be applied to the initial Specified Amount. If the Account Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the Base Death Benefit equals the Surrender Value multiplied by the applicable death benefit percentage, any increase in Account Value will cause an automatic increase in the Base Death Benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount.

Mortality and Expense Risk
  Charge --                  First 10 policy years -- .05% per month of
                             subaccount value which is equivalent to an annual rate of .60% of subaccount value.

                             After the 10th policy year -- Charge expected to be reduced to an amount equal to .025% per month of subaccount value equivalent to .30% annually. A reduction to an annual rate of .45% of subaccount value is guaranteed.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

     This charge is not assessed against the amount of the policy Account Value that is allocated to the Guaranteed Interest Account, nor to amounts in the loan account.

Administrative Charge --     $7.50 per month (all policies)

Medical Underwriting
Charge --                    $5.00 per month (applicable policies) for the first
                             3 policy years.

Guaranteed Issue Charge --   $3.00 per month (applicable policies) for the first
                             3 policy years.

     The administrative charge, medical underwriting charge and guaranteed issue charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $7.50. We do not expect to profit from these charges.

Guaranteed Death Benefit
  Charge --                  If you elect the Guaranteed Death Benefit Rider,
                             you will be charged $0.01 per $1,000 of policy
                             Specified Amount per month during the term of the Guaranteed Death Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance Benefits
  Charge --                  A monthly deduction for any other optional
                             insurance benefits added to the policy by rider.

Transaction and Other
  Charges --                 Partial Surrender Fee -- lesser of $25 or 2% of the
                             partial surrender amount

                             Transfer of Account Value -- $50 for more than 12 transfers between subaccounts in any policy year

                             Premium allocation changes -- $25 for more than 2 in any policy year

                             Reinstatement fee -- $150

     The charges for the partial surrender fee, transfer of account value, premium allocation changes and reinstatement are guaranteed not to exceed the amounts stated above.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 58.

     We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

GUARANTEE OF CERTAIN CHARGES

     We guarantee that certain charges will not increase. This includes:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Guaranteed Death Benefit charge.

          (4) Sales charge.

          (5) Guaranteed cost of insurance rates.

          (6) Certain transaction charges.

     Any changes in the current cost of insurance charges related to the Base Death Benefit or the monthly charge for the Term Insurance Rider will be made based on the class of the insured. Changes will be based on changes in:

          (1) Future expectations with respect to investment earnings,

          (2) Mortality,

          (3) Length of time policies will remain in effect,

          (4) Expenses, and

          (5) Taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

CORPORATE PURCHASERS -- REDUCTION OF CHARGES

     The policy is available for purchase by individuals and by corporations and other institutions. We may reduce the amount of sales charge, mortality and expense risk charge, the cost of insurance charges, underwriting charge or issue charge if:

          (1) Corporate or other group or sponsored arrangements, purchase one or more policies constituting a case, and

          (2) The expenses associated with the sale of the policy or policies or the underwriting or other administrative costs associated with the policy or policies are reduced.

     Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement. In addition, we may reduce the minimum Specified Amount, Target Death Benefit, or Minimum Annual Premium for policies representing the case. Any reduction will be:

          (1) Reasonable

          (2) Apply uniformly to all prospective policy purchasers in the class, and

          (3) Not be unfairly discriminatory to the interests of any policy owner.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:

          (1) "Cash Value Accumulation Test"

          (2) "Guideline Premium/Cash Value Corridor Test"

When you apply for a policy you will irrevocably choose which of these two tests will be applied to your policy.

     If your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

          (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

          (2) A minimum ongoing "corridor" of death benefit in relation to the Account Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors. If your policy is tested under the Cash Value Accumulation Test, a table of factors will be shown in your policy.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

          (2) No more than 70% can be represented by any two investments,

          (3) No more than 80% can be represented by any three investments, and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay premium" = $1,000
          Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
          Through first two years -- $2,000
          Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner unless the policy is surrendered or upon maturity of the policy. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual for business or investment purposes uses the loan proceeds, all or part of the interest expense may be deductible. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Account Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

          (1) The policies are purchased from any one insurance company (including the Company), and

          (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Conventional Life Insurance Policies," page 55.)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Pension and Profit Sharing Plans

     Policies purchased by a fund, which is part of a pension or profit sharing plan (under Sections 401(a) or 403 of the Code), will be treated differently from that described above. For participants in these plans, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit." The current cost of insurance must be included annually in the plan participant's gross income. This cost (referred to as the "P.S. 58" cost) is reported to the participant annually. The excess of the death benefit over the policy Account Value will not be subject to federal income tax if:

          (1) The plan participant dies while covered by the plan, and

          (2) The policy proceeds are paid to the participant's beneficiary.

However, the policy Account Value will generally be taxable to the extent it exceeds the sum of (1) $5,000 plus (2) the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant has borrowed from his or her policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax-qualified plan.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

          (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

          (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) There is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

          (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) The present interpretation of the Act should change, and

          (3) As a result we determine that it is permitted to vote the shares of the Funds in our own right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Account Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement, and

          (2) Indicating the death benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Account Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

          (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) Be deregistered under that Act if such registration is no longer required, or

          (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the subaccounts of MONY America Variable Account L may appear in advertisements, sales literature, or reports to policy owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law. This may include presentation of a change in a policy owner's Account Value attributable to the performance of one or more subaccounts, or as a change in a policy owner's death benefit. Performance quotations may be expressed as a change in a policy owner's Account Value over time or in terms of the average annual compounded rate of return on the policy owner's Account Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one, five and ten years, or from the commencement of operation of the Variable Account if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

     Performance information for MONY America Variable Account L may be compared, in advertisements, sales literature, and reports to policy owners to:

          (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

          (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount of MONY America Variable Account L reflects only the performance of a hypothetical policy whose Account Value is allocated to MONY America Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

     We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Account Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Account Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Account Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.0% annual rate, which will be guaranteed for approximately one year. (The portion of a Policy Owner's Account Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.010746% daily, compounded daily, for a minimum effective annual rate of 4.0%.)

     The Company bears the full investment risk for the Account Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     We will not accept any net premium or transfer to the Guaranteed Interest Account that would cause the Guaranteed Interest Account to exceed $250,000 on the date of the payment or transfer. We reserve the right to increase or decrease this limit in the future. For payments which exceed the limit, we will accept the portion of the payment up to $250,000 and will return the excess payment to the policy owner. For transfers which exceed the limit, we will accept the portion of the transfer up to $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the policy owner elects the Right to Exchange Policy. See "Right to Exchange Policy," page 44.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Account Value, other than the mortality and expense risk fee, will be the same for policy owners who allocate net premiums or transfer Account Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, issue charge, and the charge for the Term Insurance Rider. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Account Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Account Value allocated to the subaccounts is not deducted from Account Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Account Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers to the Guaranteed Interest Account may be made at any time and in any amount, subject to the $250,000 limit referenced above (this limit is waived if the policy owner elects the Right to Exchange the Policy).

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to one in any policy year.

     - Transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Account Value allocated to the Guaranteed Interest Account on the date of the transfer.

     - Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Valuation Date. If it is not a Valuation Date, then at the close of business on the next day which is a Valuation Date. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     We assess a $50 charge on transfers of Account Value between subaccounts or between the Guaranteed Interest Account and the subaccounts which exceed twelve in any policy year. In addition, we reserve the right to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had invested in the subaccounts. See "Full Surrender," page 45 and "Partial Surrender", page 45. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, with respect to policies issued for delivery to residents of the Commonwealth of Pennsylvania, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds,

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 54.)

ERRORS ON THE APPLICATION

     If the age or gender of the insured has been misstated, the death benefit under this policy will be the greater of:

          (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) The death benefit derived by multiplying the Account Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Deductions from Account Value-Cost of Insurance," page 51.

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the policy date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corp. ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is a New York corporation organized on September 26, 1969. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most:

     - 15% of Target Premiums paid in policy years 1 and 2,

     - 12% of Target Premiums paid in policy years 3 through 5, and

     - 10% of Target Premiums paid in policy years 6 through 10.

In addition, for as long as the policy is in effect, we may pay a commission up to .20% of the Account Value allocated to the subaccounts. Upon any subsequent unscheduled increase in Specified Amount, the same commission rates will apply to the premium amounts allocated to the new coverage segment. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to us if sales charges are refunded upon a full surrender or partial surrender of the policy or upon exercise of the exchange privileges during the first 24 months after the policy date.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

POLICY OWNER SERVICES

     The Company currently offers policy owners two services: Dollar Cost Averaging and Automatic Rebalancing. These services may be terminated at any time; owners of Policies in force at the time of termination utilizing these services will receive 30 days prior notice. There currently are no charges for these services and any transfers as a result of the operation of these services are not counted toward the limit of 12 transfers per Policy Year without a transfer charge. If the Company elects to impose a charge for these services, owners of policies in force at that time utilizing these services will receive 30 days prior notice. These services involve the sale of units in one or more subaccounts and the purchase of units in one or more other Subaccounts. This may result in a loss of Account Value.

 Dollar Cost Averaging

     Dollar Cost Averaging is available to owners of policies with Account Value allocated to the Money Market Subaccount. The main objective of Dollar Cost Averaging is to protect the Account Value from short-term price fluctuations. Under Dollar Cost Averaging the same dollar amount is transferred to other Subaccounts each period. Therefore, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps the Policy Owner from investing too much when the price of shares is high and too little when the price of shares is low. There is no guarantee that this service will generate a profit or avoid a loss.

     Dollar Cost Averaging may be elected by completing and returning the form provided by us to Customer Service Center. Once the election is made, a designated dollar amount of Account Value will be transferred automatically from the Money Market Subaccount to one or more other Subaccounts of the Variable Account each period. Dollar Cost Averaging allocations may be made either monthly or quarterly. (Dollar Cost Averaging transfers may not be made to the Guaranteed Interest Account.) Dollar Cost Averaging may be terminated at a designated date or when the Money Market Subaccount reaches a pre-defined minimum balance.

     Each transfer under Dollar Cost Averaging must be at least $250. Each automatic monthly transfer will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If Dollar Cost Averaging is elected at the time of application, transfers will begin in the appropriate calendar month following completion of the Right to Return Policy Period. If elected after issuance of the Policy, transfers will begin in the appropriate calendar month which is at least 30 days following our receipt of the request for Dollar Cost Averaging. If, at the time of any transfer, the amount in the Money Market Subaccount is equal to or less than the amount elected to be transferred, the entire remaining balance will be transferred and Dollar Cost Averaging will end. The amount to be transferred or the Subaccounts to which transfers are to be made may be changed once each Policy year. Dollar Cost Averaging may be canceled at any time by sending notice to our Customer Service Center which is received at the Center at least 10 days before the next transfer date.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after a monthly or quarterly Dollar Cost Averaging transfer has been completed.

 Automatic Rebalancing

     Automatic Rebalancing provides a method for maintaining a balanced approach to allocating Account Values among Subaccounts and simplifies the process of asset allocation over time.

     Automatic Rebalancing may be elected when application for a Policy is made or at any subsequent time by completing and returning to the Company at the Customer Service Center the form provided by the Company. Automatic Rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, the Company will automatically re-allocate the amounts in each of the Subaccounts into which premiums are allocated to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages indicated, which may result, for example, from Subaccounts which underperform other Subaccounts in certain quarters. Allocations to the Guaranteed Interest Account will not be rebalanced.

     If Automatic Rebalancing is elected with the application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy Period. If elected after Policy issue, transfers will begin as of the 10th day of the last month of the calendar quarter which follows the Company's receipt of notification at the Customer Service Center.

     The Automatic Rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the Automatic Rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Policy Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of Automatic Rebalancing is received.

     Automatic Rebalancing may be terminated at any time, so long as notice of the termination is received at the Customer Service Center at least 10 days prior to the next scheduled transfer.

     If both Dollar Cost Averaging and Automatic Rebalancing are elected, Dollar Cost Averaging will take place first. Automatic Rebalancing will begin only after Dollar Cost Averaging has ended.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019. All of the officers have held their respective positions listed below for five or more years.

     Current Officers and Directors of MONY America are:

NAME                                                    POSITION AND OFFICES WITH DEPOSITOR
----                                                    -----------------------------------
Michael I. Roth..............................       Director, Chairman of the Board and Chief
                                                    Executive Officer
Samuel J. Foti...............................       Director, President and Chief Operating
                                                    Officer
Kenneth M. Levine............................       Director and Executive Vice President
Richard E. Connors...........................       Director
Richard Daddario.............................       Director, Vice President and Controller
Phillip A. Eisenberg.........................       Director, Vice President and Actuary
Margaret G. Gale.............................       Director, Vice President
Stephen J. Hall..............................       Director
Charles P. Leone.............................       Director, Vice President and Chief
                                                    Compliance Officer

NAME                                                    POSITION AND OFFICES WITH DEPOSITOR
----                                                    -----------------------------------
Sam Chiodo...................................       Vice President - Corporate & Strategic
                                                    Marketing
William D. Goodwin...........................       Vice President
Evelyn L. Peos...............................       Vice President and Illustration Actuary
Jacob Poleyeff...............................       Vice President - Agency Operations
Michael Slipowitz............................       Vice President
David S. Waldman.............................       Secretary
David V. Weigel..............................       Treasurer

     No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

RECORDS AND ACCOUNTS

     Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, 18104, will act as transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders, and partial surrenders, fund allocation changes and transfers on behalf of the Company.

     All records and accounts relating to the Separate Account and the Funds will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY America Variable Account L is a party, or which would materially affect MONY America Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company at New York (now MONY Life Insurance Company) in connection with:

     (1) The issue and sale of the policies described in this prospectus,

     (2) The organization of the Company,

     (3) The Company's authority to issue the policies under Arizona law, and

     (4) The validity of the forms of the policies under Arizona law.

     Edward P. Bank, then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal securities and federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office located at 450 5th Street, NW, Washington, D.C., 20549, (202) 942-4300 upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for MONY America Variable Account
L -- Corporate Sponsored Variable Universal Life and for the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

FINANCIAL STATEMENTS

     The audited financial statements for MONY America Variable Account
L -- Corporate Sponsored Variable Universal Life are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein, starting on page F-44.

     The financial statements of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life and of the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account L and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
With respect to MONY America Variable Account L:
  Statements of assets and liabilities as of June 30, 1999
     (unaudited)............................................   F-2
  Statements of operations for the periods ended June 30,
     1999 (unaudited).......................................   F-6
  Statements of changes in net assets for the periods ended
     June 30, 1999 (unaudited) and December 31, 1998........  F-10
  Notes to financial statements.............................  F-14
  Report of Independent Accountants.........................  F-17
  Statements of assets and liabilities as of December 31,
     1998...................................................  F-18
  Statements of operations for the periods ended December
     31, 1998...............................................  F-22
  Statements of changes in net assets for the periods ended
     December 31, 1998 and 1997.............................  F-26
  Notes to financial statements.............................  F-30
  Report of Independent Accountants.........................  F-35
  Statements of assets and liabilities as of December 31,
     1997...................................................  F-36
  Statements of operations for the periods ended December
     31, 1997...............................................  F-38
  Statements of changes in net assets for the periods ended
     December 31, 1997......................................  F-40
  Notes to financial statements.............................  F-41
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed balance sheets as of June 30,
     1999 and December 31, 1998.............................  F-44
  Unaudited interim condensed statements of income and
     comprehensive income for the three-month periods ended
     June 30, 1999 and 1998.................................  F-45
  Unaudited interim condensed statements of income and
     comprehensive income for the six-month periods ended
     June 30, 1999 and 1998.................................  F-46
  Unaudited interim condensed statement of changes in
     shareholder's equity for the six-month period ended
     June 30, 1999..........................................  F-47
  Unaudited interim condensed statements of cash flows for
     the six-month periods ended June 30, 1999 and 1998.....  F-48
  Notes to unaudited interim condensed financial
     statements.............................................  F-49
  Report of Independent Accountants.........................  F-52
  Balance sheets as of December 31, 1998 and 1997...........  F-53
  Statements of income and comprehensive income for the
     years ended December 31, 1998, 1997 and 1996...........  F-54
  Statements of changes in shareholder's equity for the
     years ended December 31, 1998, 1997 and 1996...........  F-55
  Statements of cash flows for the years ended December 31,
     1998, 1997 and 1996....................................  F-56
  Notes to financial statements.............................  F-58

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 1999 (UNAUDITED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                                        ----------------------------------------------------
                                                          MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND       SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        ----------   ------------   -----------   ----------
                        ASSETS
Investments at cost (Note 4)..........................  $2,240,947     $807,314     $19,042,714   $1,476,423
                                                        ==========     ========     ===========   ==========
Investments in MONY Series Fund, Inc. at net asset
  value (Note 2)......................................  $2,240,947     $771,258     $17,111,793   $1,447,700
Amount due from MONY America..........................       3,307            0               0            0
Amount due from MONY Series Fund, Inc.................          25            0               0            0
                                                        ----------     --------     -----------   ----------
  Total assets........................................   2,244,279      771,258      17,111,793    1,447,700
                                                        ----------     --------     -----------   ----------
                     LIABILITIES
Amount due to MONY America............................          25            0               0            0
Amount due to MONY Series Fund, Inc...................       3,307            0               0            0
                                                        ----------     --------     -----------   ----------
  Total liabilities...................................       3,332            0               0            0
                                                        ----------     --------     -----------   ----------
Net assets............................................  $2,240,947     $771,258     $17,111,793   $1,447,700
                                                        ==========     ========     ===========   ==========
Net assets consist of:
  Contractholders' net payments.......................  $2,608,286     $777,104     $18,381,616   $1,457,391
  Cost of insurance and mortality & expense risk
     withdrawals (Note 3).............................    (622,670)     (12,749)       (360,304)     (37,363)
  Undistributed net investment income.................     255,331       43,049       1,037,304       55,001
  Accumulated net realized gain (loss) on
     investments......................................           0          (90)        (15,902)       1,394
  Unrealized depreciation of investments..............           0      (36,056)     (1,930,921)     (28,723)
                                                        ----------     --------     -----------   ----------
Net assets............................................  $2,240,947     $771,258     $17,111,793   $1,447,700
                                                        ==========     ========     ===========   ==========
Number of units outstanding*..........................     204,867       72,739       1,655,441      137,073
                                                        ----------     --------     -----------   ----------
Net asset value per unit outstanding*.................  $    10.94     $  10.60     $     10.34   $    10.56
                                                        ==========     ========     ===========   ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                           ---------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                           ---------------------------------------------------------------------
                                                        SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                             EQUITY         VALUE        MANAGED        GROWTH          BOND
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                           ----------   -------------   ----------   -------------   -----------
                 ASSETS
Investments at cost (Note 4).............  $1,272,512     $395,980      $1,082,754     $317,566      $18,507,788
                                           ==========     ========      ==========     ========      ===========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2)......  $1,320,293     $427,908      $1,080,942     $323,002      $17,906,923
                                           ----------     --------      ----------     --------      -----------
Net assets...............................  $1,320,293     $427,908      $1,080,942     $323,002      $17,906,923
                                           ==========     ========      ==========     ========      ===========
Net assets consist of:
  Contractholders' net payments..........  $1,282,205     $396,020      $1,033,228     $313,624      $18,290,636
  Cost of insurance and mortality &
     expense risk withdrawals (Note 3)...     (20,961)     (20,202)        (37,811)     (11,858)        (376,452)
  Undistributed net investment income....       1,962       44,291          86,341       14,276          622,136
  Accumulated net realized gain (loss) on
     investments.........................       9,306      (24,129)            996        1,524          (28,532)
  Unrealized appreciation (depreciation)
     of investments......................      47,781       31,928          (1,812)       5,436         (600,865)
                                           ----------     --------      ----------     --------      -----------
Net assets...............................  $1,320,293     $427,908      $1,080,942     $323,002      $17,906,923
                                           ==========     ========      ==========     ========      ===========
Number of units outstanding*.............     102,230       30,446          89,284       30,511        1,609,222
                                           ----------     --------      ----------     --------      -----------
Net asset value per unit outstanding*....  $    12.91     $  14.05      $    12.11     $  10.59      $     11.13
                                           ==========     ========      ==========     ========      ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                 ---------------------------------------------------------------------------------------
                                                  DREYFUS                         VAN ECK WORLDWIDE INSURANCE TRUST
                                 ------------------------------------------   ------------------------------------------
                                   CAPITAL      SMALL COMPANY      STOCK         HARD      WORLDWIDE       WORLDWIDE
                                 APPRECIATION       STOCK          INDEX        ASSETS        BOND      EMERGING MARKETS
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                 ------------   -------------   -----------   ----------   ----------   ----------------
            ASSETS
Investments at cost (Note 4)...   $1,635,970      $389,457      $22,825,439     $1,847      $29,658         $29,632
                                  ==========      ========      ===========     ======      =======         =======
Investments in Dreyfus at net
  asset value (Note 2).........   $1,778,706      $411,523      $24,943,247     $    0      $     0         $     0
Investments in Van Eck
  Worldwide Insurance Trust at
  net asset value (Note 2).....            0             0                0      1,933       28,244          39,383
                                  ----------      --------      -----------     ------      -------         -------
Net assets.....................   $1,778,706      $411,523      $24,943,247     $1,933      $28,244         $39,383
                                  ==========      ========      ===========     ======      =======         =======
Net assets consist of:
  Contractholders' net
    payments...................   $1,655,168      $410,645      $22,754,687     $1,886      $29,295         $39,545
  Cost of insurance and
    mortality & expense risk
    withdrawals (Note 3).......      (35,656)      (18,479)        (271,091)       (34)        (820)         (2,823)
  Undistributed net investment
    income.....................        4,060         1,046          184,576          3        1,150             197
  Accumulated net realized gain
    (loss) on investments......       12,398        (3,755)         157,267         (8)          33          (7,287)
  Unrealized appreciation
    (depreciation) of
    investments................      142,736        22,066        2,117,808         86       (1,414)          9,751
                                  ----------      --------      -----------     ------      -------         -------
Net assets.....................   $1,778,706      $411,523      $24,943,247     $1,933      $28,244         $39,383
                                  ==========      ========      ===========     ======      =======         =======
Number of units outstanding*...      124,632        43,963        1,664,308        198        2,734           5,819
                                  ----------      --------      -----------     ------      -------         -------
Net asset value per unit
  outstanding*.................   $    14.27      $   9.36      $     14.99     $ 9.76      $ 10.33         $  6.77
                                  ==========      ========      ===========     ======      =======         =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 1999 (UNAUDITED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     --------------------------------------------------------------------------------------
                                                                         T. ROWE PRICE
                                     --------------------------------------------------------------------------------------
                                       EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                       INCOME      RESERVE         STOCK          TERM        GROWTH           BALANCE
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                     ----------   ----------   -------------   ----------   -----------   -----------------
              ASSETS
Investments at cost (Note 4).......   $560,760     $98,553        $66,442        $ 912       $157,205         $245,863
                                      ========     =======        =======        =====       ========         ========
Investments in T. Rowe Price at net
  asset value (Note 2).............   $598,973     $98,553        $68,246        $ 889       $175,457         $251,853
                                      --------     -------        -------        -----       --------         --------
Net assets.........................   $598,973     $98,553        $68,246        $ 889       $175,457         $251,853
                                      ========     =======        =======        =====       ========         ========
Net assets consist of:
  Contractholders' net payments....   $564,963     $97,608        $68,116        $ 916       $161,195         $239,687
  Cost of insurance and mortality &
    expense risk withdrawals (Note
    3).............................    (10,827)       (684)        (2,012)         (23)        (5,691)          (2,650)
  Undistributed net investment
    income.........................      5,564       1,629            235           20            953            8,860
  Accumulated net realized gain
    (loss) on investments..........      1,060           0            103           (1)           748              (34)
  Unrealized appreciation
    (depreciation) of
    investments....................     38,213           0          1,804          (23)        18,252            5,990
                                      --------     -------        -------        -----       --------         --------
Net assets.........................   $598,973     $98,553        $68,246        $ 889       $175,457         $251,853
                                      ========     =======        =======        =====       ========         ========
Number of units outstanding*.......     52,389       9,674          6,237           89         14,034           22,972
                                      --------     -------        -------        -----       --------         --------
Net asset value per unit
  outstanding*.....................   $  11.43     $ 10.19        $ 10.94        $9.96       $  12.50         $  10.96
                                      ========     =======        =======        =====       ========         ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                          ------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                          ------------------------------------------------------
                                                             MONEY       INTERMEDIATE    LONG TERM    GOVERNMENT
                                                             MARKET       TERM BOND        BOND       SECURITIES
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                          ------------   ------------   -----------   ----------
Dividend income.........................................  $    192,522     $ 35,406     $ 1,028,956    $ 36,509
                                                          ------------     --------     -----------    --------
Realized and unrealized gain (loss) on investments (Note
  2):
  Proceeds from sales...................................    72,747,383       17,216         628,494      61,562
  Cost of shares sold...................................   (72,747,383)     (17,250)       (644,466)    (60,703)
                                                          ------------     --------     -----------    --------
Net realized gain (loss) on investments.................             0          (34)        (15,972)        859
Net decrease in unrealized appreciation of
  investments...........................................             0      (41,511)     (1,942,071)    (42,052)
                                                          ------------     --------     -----------    --------
Net realized and unrealized loss on investments.........             0      (41,545)     (1,958,043)    (41,193)
                                                          ------------     --------     -----------    --------
Net increase (decrease) in net assets resulting from
  operations............................................  $    192,522     $ (6,139)    $  (929,087)   $ (4,684)
                                                          ============     ========     ===========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                     --------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                                     --------------------------------------------------------------------
                                                                  SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                                       EQUITY         VALUE        MANAGED        GROWTH          BOND
                                                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                     ----------   -------------   ----------   -------------   ----------
Dividend income...................................    $      0      $       0      $      0      $      0      $ 590,574
                                                      --------      ---------      --------      --------      ---------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales.............................      73,708        418,338        48,118        20,127        676,531
  Cost of shares sold.............................     (70,684)      (443,888)      (48,228)      (18,857)      (704,718)
                                                      --------      ---------      --------      --------      ---------
Net realized gain (loss) on investments...........       3,024        (25,550)         (110)        1,270        (28,187)
Net increase (decrease) in unrealized appreciation
  of investments..................................      47,543         56,055        72,133         2,613       (574,005)
                                                      --------      ---------      --------      --------      ---------
Net realized and unrealized gain (loss) on
  investments.....................................      50,567         30,505        72,023         3,883       (602,192)
                                                      --------      ---------      --------      --------      ---------
Net increase (decrease) in net assets resulting
  from operations.................................    $ 50,567      $  30,505      $ 72,023      $  3,883      $ (11,618)
                                                      ========      =========      ========      ========      =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        --------------------------------------------------------------------------------------
                                                         DREYFUS                        VAN ECK WORLDWIDE INSURANCE TRUST
                                        -----------------------------------------   ------------------------------------------
                                          CAPITAL      SMALL COMPANY     STOCK         HARD      WORLDWIDE       WORLDWIDE
                                        APPRECIATION       STOCK         INDEX        ASSETS        BOND      EMERGING MARKETS
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                        ------------   -------------   ----------   ----------   ----------   ----------------
Dividend income.......................    $     70       $      0      $  144,438      $  3       $ 1,150         $      0
                                          --------       --------      ----------      ----       -------         --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................      41,640         21,385         534,333        32           766            8,457
  Cost of shares sold.................     (31,288)       (24,019)       (402,300)      (35)         (763)         (11,238)
                                          --------       --------      ----------      ----       -------         --------
Net realized gain (loss) on
  investments.........................      10,352         (2,634)        132,033        (3)            3           (2,781)
Net increase (decrease) in unrealized
  appreciation of investments.........      75,588         16,137       1,485,471       111        (2,878)          15,333
                                          --------       --------      ----------      ----       -------         --------
Net realized and unrealized gain
  (loss) on investments...............      85,940         13,503       1,617,504       108        (2,875)          12,552
                                          --------       --------      ----------      ----       -------         --------
Net increase (decrease) in net assets
  resulting from operations...........    $ 86,010       $ 13,503      $1,761,942      $111       $(1,725)        $ 12,552
                                          ========       ========      ==========      ====       =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF OPERATIONS (UNAUDITED)(CONTINUED)

                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              ------------------------------------------------
                                               T. ROWE PRICE
                              ------------------------------------------------
                                 EQUITY            PRIME         INTERNATIONAL
                                 INCOME           RESERVE            STOCK
                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                              ------------   -----------------   -------------
                              FOR THE SIX     FOR THE PERIOD      FOR THE SIX
                              MONTHS ENDED   FEBRUARY 1, 1999*   MONTHS ENDED
                                JUNE 30,          THROUGH          JUNE 30,
                                  1999         JUNE 30, 1999         1999
                              ------------   -----------------   -------------
Dividend income.............    $  3,921          $ 1,629           $     0
                                --------          -------           -------
Realized and unrealized gain
  (loss) on investments
  (Note 2):
  Proceeds from sales.......      20,075            5,416             2,168
  Cost of shares sold.......     (19,027)          (5,416)           (2,064)
                                --------          -------           -------
Net realized gain (loss) on
  investments...............       1,048                0               104
Net increase (decrease) in
  unrealized appreciation of
  investments...............      39,317                0             1,247
                                --------          -------           -------
Net realized and unrealized
  gain (loss) on
  investments...............      40,365                0             1,351
                                --------          -------           -------
Net increase (decrease) in
  net assets resulting from
  operations................    $ 44,286          $ 1,629           $ 1,351
                                ========          =======           =======

                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                              ----------------------------------------------------
                                                 T. ROWE PRICE
                              ----------------------------------------------------
                                LIMITED TERM      NEW AMERICA    PERSONAL STRATEGY
                                    BOND             GROWTH           BALANCE
                                 SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                              -----------------   ------------   -----------------
                               FOR THE PERIOD     FOR THE SIX       FOR THE SIX
                              FEBRUARY 1, 1999*   MONTHS ENDED     MONTHS ENDED
                                   THROUGH          JUNE 30,         JUNE 30,
                                JUNE 30, 1999         1999             1999
                              -----------------   ------------   -----------------
Dividend income.............        $ 20            $     0           $ 8,488
                                    ----            -------           -------
Realized and unrealized gain
  (loss) on investments
  (Note 2):
  Proceeds from sales.......          45              6,692             4,062
  Cost of shares sold.......         (46)            (5,954)           (4,099)
                                    ----            -------           -------
Net realized gain (loss) on
  investments...............          (1)               738               (37)
Net increase (decrease) in
  unrealized appreciation of
  investments...............         (23)            14,030             6,063
                                    ----            -------           -------
Net realized and unrealized
  gain (loss) on
  investments...............         (24)            14,768             6,026
                                    ----            -------           -------
Net increase (decrease) in
  net assets resulting from
  operations................        $ (4)           $14,768           $14,514
                                    ====            =======           =======

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                              MONEY                        INTERMEDIATE               LONG TERM
                                             MARKET                          TERM BOND                   BOND
                                           SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   ---------------------------   ---------------------------------   ------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX      FOR THE PERIOD     FOR THE SIX
                                   MONTHS ENDED      ENDED       MONTHS ENDED   JANUARY 23, 1998**   MONTHS ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,          THROUGH           JUNE 30,
                                       1999           1998           1999       DECEMBER 31, 1998        1999
                                   ------------   ------------   ------------   ------------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                         (UNAUDITED)
From operations:
  Net investment income..........  $    192,522   $    49,821      $ 35,406          $  7,643        $ 1,028,956
  Net realized gain (loss) on
    investments..................             0             0           (34)              (56)           (15,972)
  Net increase (decrease) in
    unrealized appreciation of
    investments..................             0             0       (41,511)            5,455         (1,942,071)
                                   ------------   -----------      --------          --------        -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................       192,522        49,821        (6,139)           13,042           (929,087)
                                   ------------   -----------      --------          --------        -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    58,344,961     6,078,380       486,151           296,772         18,180,378
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (58,982,415)   (4,286,177)      (13,287)           (5,281)          (476,653)
                                   ------------   -----------      --------          --------        -----------
Net increase (decrease) from unit
  transactions...................      (637,454)    1,792,203       472,864           291,491         17,703,725
                                   ------------   -----------      --------          --------        -----------
Net increase (decrease) in net
  assets.........................      (444,932)    1,842,024       466,725           304,533         16,774,638
Net assets beginning of period...     2,685,879       843,855       304,533                 0            337,155
                                   ------------   -----------      --------          --------        -----------
Net assets end of period*........  $  2,240,947   $ 2,685,879      $771,258          $304,533        $17,111,793
                                   ============   ===========      ========          ========        ===========
Units outstanding beginning of
  period.........................       251,238        83,085        28,549                 0             30,651
Units issued during the period...     6,654,464       494,235        45,764            29,060          1,683,650
Units redeemed during the
  period.........................    (6,700,835)     (326,082)       (1,574)             (511)           (58,860)
                                   ------------   -----------      --------          --------        -----------
Units outstanding end of
  period.........................       204,867       251,238        72,739            28,549          1,655,441
                                   ============   ===========      ========          ========        ===========

---------------
*  Includes undistributed net
   investment income of:           $    255,331   $    62,809      $ 43,049          $  7,643        $ 1,037,304
** Commencement of operations.

                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                   ------------------------------------------------------
                                       LONG TERM                   GOVERNMENT
                                          BOND                     SECURITIES
                                       SUBACCOUNT                  SUBACCOUNT
                                   ------------------   ---------------------------------
                                     FOR THE PERIOD     FOR THE SIX      FOR THE PERIOD
                                   JANUARY 23, 1998**   MONTHS ENDED   FEBRUARY 9, 1998**
                                        THROUGH           JUNE 30,          THROUGH
                                   DECEMBER 31, 1998        1999       DECEMBER 31, 1998
                                   ------------------   ------------   ------------------
                                                        (UNAUDITED)
From operations:
  Net investment income..........       $  8,348         $   36,509         $ 18,492
  Net realized gain (loss) on
    investments..................             70                859              535
  Net increase (decrease) in
    unrealized appreciation of
    investments..................         11,150            (42,052)          13,329
                                        --------         ----------         --------
Net increase (decrease) in net
  assets resulting from
  operations.....................         19,568             (4,684)          32,356
                                        --------         ----------         --------
From unit transactions:
  Net proceeds from the issuance
    of units.....................        323,690            597,786          886,032
  Net asset value of units
    redeemed or used to meet
    contract obligations.........         (6,103)           (21,954)         (41,836)
                                        --------         ----------         --------
Net increase (decrease) from unit
  transactions...................        317,587            575,832          844,196
                                        --------         ----------         --------
Net increase (decrease) in net
  assets.........................        337,155            571,148          876,552
Net assets beginning of period...              0            876,552                0
                                        --------         ----------         --------
Net assets end of period*........       $337,155         $1,447,700         $876,552
                                        ========         ==========         ========
Units outstanding beginning of
  period.........................              0             82,700                0
Units issued during the period...         31,230             60,084           86,711
Units redeemed during the
  period.........................           (579)            (5,711)          (4,011)
                                        --------         ----------         --------
Units outstanding end of
  period.........................         30,651            137,073           82,700
                                        ========         ==========         ========
---------------
*  Includes undistributed net
   investment income of:                $  8,348         $   55,001         $ 18,492
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------
                                                                         SMALL COMPANY
                                              EQUITY                         VALUE                        MANAGED
                                            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------   ---------------------------   ---------------------------
                                    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1999           1998           1999           1998           1999           1998
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income............   $        0      $  1,531      $       0       $ 26,454      $        0      $ 67,233
 Net realized gain (loss) on
   investments....................        3,024         6,241        (25,550)         1,253            (110)          966
 Net increase (decrease) in
   unrealized appreciation of
   investments....................       47,543           (12)        56,055        (13,120)         72,133       (57,275)
                                     ----------      --------      ---------       --------      ----------      --------
Net increase (decrease) in net
 assets resulting from
 operations.......................       50,567         7,760         30,505         14,587          72,023        10,924
                                     ----------      --------      ---------       --------      ----------      --------
From unit transactions:
 Net proceeds from the issuance of
   units..........................    1,256,672        59,447        362,360        230,882         199,279       442,750
 Net asset value of units redeemed
   or used to meet contract
   obligations....................      (20,842)      (46,311)      (395,909)       (24,242)        (42,675)      (22,989)
                                     ----------      --------      ---------       --------      ----------      --------
Net increase (decrease) from unit
 transactions.....................    1,235,830        13,136        (33,549)       206,640         156,604       419,761
                                     ----------      --------      ---------       --------      ----------      --------
Net increase (decrease) in net
 assets...........................    1,286,397        20,896         (3,044)       221,227         228,627       430,685
Net assets beginning of period....       33,896        13,000        430,952        209,725         852,315       421,630
                                     ----------      --------      ---------       --------      ----------      --------
Net assets end of period*.........   $1,320,293      $ 33,896      $ 427,908       $430,952      $1,080,942      $852,315
                                     ==========      ========      =========       ========      ==========      ========
Units outstanding beginning of
 period...........................        2,848         1,232         34,921         18,628          75,641        40,391
Units issued during the period....      105,438         5,434         29,488         18,280          17,129        37,287
Units redeemed during the
 period...........................       (6,056)       (3,818)       (33,963)        (1,987)         (3,486)       (2,037)
                                     ----------      --------      ---------       --------      ----------      --------
Units outstanding end of period...      102,230         2,848         30,446         34,921          89,284        75,641
                                     ==========      ========      =========       ========      ==========      ========

---------------
* Includes undistributed net
  investment income of:              $    1,962      $  1,962      $  44,291       $ 44,291      $   86,341      $ 86,341

                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------
                                           INTERNATIONAL                  HIGH YIELD
                                              GROWTH                         BOND
                                            SUBACCOUNT                    SUBACCOUNT
                                    ---------------------------   ---------------------------
                                    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        1999           1998           1999           1998
                                    ------------   ------------   ------------   ------------
                                    (UNAUDITED)                   (UNAUDITED)
From operations:
 Net investment income............    $      0       $ 11,028     $   590,574      $ 29,756
 Net realized gain (loss) on
   investments....................       1,270            314         (28,187)         (362)
 Net increase (decrease) in
   unrealized appreciation of
   investments....................       2,613          5,752        (574,005)      (26,236)
                                      --------       --------     -----------      --------
Net increase (decrease) in net
 assets resulting from
 operations.......................       3,883         17,094         (11,618)        3,158
                                      --------       --------     -----------      --------
From unit transactions:
 Net proceeds from the issuance of
   units..........................      96,745        120,360      18,065,147       232,444
 Net asset value of units redeemed
   or used to meet contract
   obligations....................      (6,146)       (18,780)       (526,318)      (12,715)
                                      --------       --------     -----------      --------
Net increase (decrease) from unit
 transactions.....................      90,599        101,580      17,538,829       219,729
                                      --------       --------     -----------      --------
Net increase (decrease) in net
 assets...........................      94,482        118,674      17,527,211       222,887
Net assets beginning of period....     228,520        109,846         379,712       156,825
                                      --------       --------     -----------      --------
Net assets end of period*.........    $323,002       $228,520     $17,906,923      $379,712
                                      ========       ========     ===========      ========
Units outstanding beginning of
 period...........................      21,906         12,091          34,788        14,882
Units issued during the period....      10,514         11,665       1,634,259        21,095
Units redeemed during the
 period...........................      (1,909)        (1,850)        (59,825)       (1,189)
                                      --------       --------     -----------      --------
Units outstanding end of period...      30,511         21,906       1,609,222        34,788
                                      ========       ========     ===========      ========
---------------
* Includes undistributed net
  investment income of:               $ 14,276       $ 14,276     $   622,136      $ 31,562

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                       -------------------------------------------------------------------------------
                                                                                 DREYFUSS
                                       -------------------------------------------------------------------------------
                                                 CAPITAL                       SMALL COMPANY                 STOCK
                                              APPRECIATION                         STOCK                     INDEX
                                               SUBACCOUNT                        SUBACCOUNT                SUBACCOUNT
                                       ---------------------------   ----------------------------------   ------------
                                                                                      FOR THE PERIOD
                                       FOR THE SIX    FOR THE YEAR   FOR THE SIX    FEBRUARY 13, 1998**   FOR THE SIX
                                       MONTHS ENDED      ENDED       MONTHS ENDED         THROUGH         MONTHS ENDED
                                         JUNE 30,     DECEMBER 31,     JUNE 30,        DECEMBER 31,         JUNE 30,
                                           1999           1998           1999              1998               1999
                                       ------------   ------------   ------------   -------------------   ------------
                                       (UNAUDITED)                   (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income...............   $       70      $  2,695       $      0          $  1,046           $   144,438
 Net realized gain (loss) on
   investments.......................       10,352         2,055         (2,634)           (1,121)              132,033
 Net increase (decrease) in
   unrealized appreciation of
   investments.......................       75,588        68,575         16,137             5,929             1,485,471
                                        ----------      --------       --------          --------           -----------
Net increase (decrease) in net assets
 resulting from operations...........       86,010        73,325         13,503             5,854             1,761,942
                                        ----------      --------       --------          --------           -----------
From unit transactions:
 Net proceeds from the issuance of
   units.............................    1,239,449       265,531        110,866           296,497            19,526,043
 Net asset value of units redeemed or
   used to meet contract
   obligations.......................      (27,178)      (14,387)        (8,525)           (6,672)             (247,288)
                                        ----------      --------       --------          --------           -----------
Net increase from unit
 transactions........................    1,212,271       251,144        102,341           289,825            19,278,755
                                        ----------      --------       --------          --------           -----------
Net increase in net assets...........    1,298,281       324,469        115,844           295,679            21,040,697
Net assets beginning of period.......      480,425       155,956        295,679                 0             3,902,550
                                        ----------      --------       --------          --------           -----------
Net assets end of period*............   $1,778,706      $480,425       $411,523          $295,679           $24,943,247
                                        ==========      ========       ========          ========           ===========
Units outstanding beginning of
 period..............................       36,191        15,519         32,362                 0               291,990
Units issued during the period.......       91,428        22,391         13,954            33,108             1,409,669
Units redeemed during the period.....       (2,987)       (1,719)        (2,353)             (746)              (37,351)
                                        ----------      --------       --------          --------           -----------
Units outstanding end of period......      124,632        36,191         43,963            32,362             1,664,308
                                        ==========      ========       ========          ========           ===========

---------------
*  Includes undistributed net                                                                               $   184,576
   investment income of:                $    4,060      $  3,990       $  1,046          $  1,046
** Commencement of operations


                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                          ------------------------------------------------------------------
                                                                    VAN ECK WORLDWIDE INSURANCE TRUST
                                          --------------   -------------------------------------------------
                                               STOCK                     HARD                 WORLDWIDE
                                               INDEX                    ASSETS                  BOND
                                             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            ------------   --------------------------------   --------------
                                                                           FOR THE PERIOD
                                            FOR THE YEAR   FOR THE SIX     JUNE 15, 1998**    FOR THE SIX
                                               ENDED       MONTHS ENDED        THROUGH        MONTHS ENDED
                                            DECEMBER 31,     JUNE 30,       DECEMBER 31,        JUNE 30,
                                                1998           1999             1998              1999
                                            ------------   ------------   -----------------   ------------
                                                           (UNAUDITED)                        (UNAUDITED)
From operations:
 Net investment income...............         $   39,642    $    3                $  0         $ 1,150
 Net realized gain (loss) on
   investments.......................             25,220        (3)                 (5)               3
 Net increase (decrease) in
   unrealized appreciation of
   investments.......................            632,283       111                 (25)          (2,878)
                                              ----------    ------                ----         -------
Net increase (decrease) in net assets
 resulting from operations...........            697,145       111                 (30)          (1,725)
                                              ----------    ------                ----         -------
From unit transactions:
 Net proceeds from the issuance of
   units.............................          3,380,123     1,642                 249           9,579
 Net asset value of units redeemed or
   used to meet contract
   obligations.......................           (187,687)      (31)                (8)           (429)
                                              ----------    ------                ----         -------
Net increase from unit
 transactions........................          3,192,436     1,611                 241           9,150
                                              ----------    ------                ----         -------
Net increase in net assets...........          3,889,581     1,722                 211           7,425
Net assets beginning of period.......             12,969       211                   0          20,819
                                              ----------    ------                ----         -------
Net assets end of period*............         $3,902,550    $1,933                $211         $28,244
                                              ==========    ======                ====         =======
Units outstanding beginning of
 period..............................              1,244        26                   0           1,873
Units issued during the period.......            306,624       175                  27             933
Units redeemed during the period.....            (15,878)       (3)                 (1)            (72)
                                              ----------    ------                ----         -------
Units outstanding end of period......            291,990       198                  26           2,734
                                              ==========    ======                ====         =======
---------------
*  Includes undistributed net
   investment income of:                     $   40,138    $    3                $  0         $  1,150
** Commencement of operations

                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                       -----------------------------------------------
                                               VAN ECK WORLDWIDE INSURANCE TRUST
                                       -----------------------------------------------
                                           WORLDWIDE               WORLDWIDE
                                             BOND               EMERGING MARKETS
                                          SUBACCOUNT                SUBACCOUNT
                                       -----------------   ---------------------------
                                       FOR THE PERIOD
                                     FEBRUARY 13, 1998**   FOR THE SIX    FOR THE YEAR
                                           THROUGH         MONTHS ENDED      ENDED
                                        DECEMBER 31,         JUNE 30,     DECEMBER 31,
                                            1998               1999           1998
                                       -----------------   ------------   ------------
                                                           (UNAUDITED)
From operations:
 Net investment income...............     $     0            $     0        $   197
 Net realized gain (loss) on
   investments.......................          30             (2,781)        (4,445)
 Net increase (decrease) in
   unrealized appreciation of
   investments.......................       1,464             15,333         (1,662)
                                          -------             -------        -------
Net increase (decrease) in net assets
 resulting from operations...........       1,494             12,552         (5,910)
                                          -------             -------        -------
From unit transactions:
 Net proceeds from the issuance of
   units.............................      19,806              8,917         22,510
 Net asset value of units redeemed or
   used to meet contract
   obligations.......................        (481)            (7,569)        (3,996)
                                          -------             -------       -------
Net increase from unit
 transactions........................      19,325              1,348         18,514
                                          -------             -------      -------
Net increase in net assets...........      20,819             13,900         12,604
Net assets beginning of period.......                         25,483         12,879
                                          -------             -------       -------
Net assets end of period*............     $20,819            $39,383        $25,483
                                          =======             =======       =======
Units outstanding beginning of
 period..............................           0              5,495          1,829
Units issued during the period.......       1,919              1,751          4,961
Units redeemed during the period.....         (46)            (1,427)        (1,295)
                                          -------             -------        -------
Units outstanding end of period......       1,873              5,819         5,495
                                          =======             =======        =======
---------------
*  Includes undistributed net
   investment income of:                 $     0            $   197        $   197
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             -----------------------------------------------------------------------
                                                                          T. ROWE PRICE
                                             -----------------------------------------------------------------------
                                                           EQUITY                        PRIME          INTERNATIONAL
                                                           INCOME                       RESERVE            STOCK
                                                         SUBACCOUNT                    SUBACCOUNT        SUBACCOUNT
                                             -----------------------------------   ------------------   ------------
                                                               FOR THE PERIOD        FOR THE PERIOD
                                             FOR THE SIX    NOVEMBER 19, 1998**    FEBRUARY 1, 1999**   FOR THE SIX
                                             MONTHS ENDED         THROUGH               THROUGH         MONTHS ENDED
                                               JUNE 30,         DECEMBER 31,            JUNE 30,          JUNE 30,
                                                 1999               1998                  1999              1999
                                             ------------   --------------------   ------------------   ------------
                                             (UNAUDITED)                              (UNAUDITED)       (UNAUDITED)
From operations:
 Net investment income.....................    $  3,921           $ 1,643               $  1,629          $     0
 Net realized gain (loss) on investments...       1,048                12                      0              104
 Net increase (decrease) in unrealized
   appreciation of investments.............      39,317            (1,104)                     0            1,247
                                               --------           -------               --------          -------
Net increase (decrease) in net assets
 resulting from operations.................      44,286               551                  1,629            1,351
                                               --------           -------               --------          -------
From unit transactions:
 Net proceeds from the issuance of units...     523,915            49,656                102,246           53,947
 Net asset value of units redeemed or used
   to meet contract obligations............     (18,612)             (823)                (5,322)          (2,101)
                                               --------           -------               --------          -------
Net increase from unit transactions........     505,303            48,833                 96,924           51,846
                                               --------           -------               --------          -------
Net increase in net assets.................     549,589            49,384                 98,553           53,197
Net assets beginning of period.............      49,384                 0                      0           15,049
                                               --------           -------               --------          -------
Net assets end of period*..................    $598,973           $49,384               $ 98,553          $68,246
                                               ========           =======               ========          =======
Units outstanding beginning of period......       4,853                 0                      0            1,427
Units issued during the period.............      49,302             4,934                 10,207            5,013
Units redeemed during the period...........      (1,766)              (81)                  (533)            (203)
                                               --------           -------               --------          -------
Units outstanding end of period............      52,389             4,853                  9,674            6,237
                                               ========           =======               ========          =======

---------------
*  Includes undistributed net investment
   income of:                                  $  5,564           $ 1,643               $  1,629          $   235
** Commencement of operations.

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             -----------------------------------------------------------------------------
                                                                             T. ROWE PRICE
                                             -----------------------------------------------------------------------------
                                                INTERNATIONAL           LIMITED                     NEW AMERICA
                                                    STOCK                 TERM                        GROWTH
                                                 SUBACCOUNT            SUBACCOUNT                   SUBACCOUNT
                                             -------------------   ------------------   ----------------------------------
                                               FOR THE PERIOD        FOR THE PERIOD
                                             NOVEMBER 19, 1998**   FEBRUARY 1, 1999**   FOR THE SIX      FOR THE PERIOD
                                                   THROUGH              THROUGH         MONTHS ENDED   NOVEMBER 19, 1998**
                                                DECEMBER 31,            JUNE 30,          JUNE 30,           THROUGH
                                                    1998                  1999              1999        DECEMBER 31, 1998
                                             -------------------   ------------------   ------------   -------------------
                                                                      (UNAUDITED)       (UNAUDITED)
From operations:
 Net investment income.....................        $   235                $ 20            $      0           $   953
 Net realized gain (loss) on investments...             (1)                 (1)                738                10
 Net increase (decrease) in unrealized
   appreciation of investments.............            557                 (23)             14,030             4,222
                                                   -------                ----            --------           -------
Net increase (decrease) in net assets
 resulting from operations.................            791                  (4)             14,768             5,185
                                                   -------                ----            --------           -------
From unit transactions:
 Net proceeds from the issuance of units...         14,497                 921             118,494            43,761
 Net asset value of units redeemed or used
   to meet contract obligations............           (239)                (28)             (6,025)             (726)
                                                   -------                ----            --------           -------
Net increase from unit transactions........         14,258                 893             112,469            43,035
                                                   -------                ----            --------           -------
Net increase in net assets.................         15,049                 889             127,237            48,220
Net assets beginning of period.............              0                   0              48,220                 0
                                                   -------                ----            --------           -------
Net assets end of period*..................        $15,049                $889            $175,457           $48,220
                                                   =======                ====            ========           =======
Units outstanding beginning of period......              0                   0               4,282                 0
Units issued during the period.............          1,451                  94              10,332             4,354
Units redeemed during the period...........            (24)                 (5)               (580)              (72)
                                                   -------                ----            --------           -------
Units outstanding end of period............          1,427                  89              14,034             4,282
                                                   =======                ====            ========           =======
---------------
*  Includes undistributed net investment
   income of:                                      $   235                $ 20            $    953           $   953
** Commencement of operations.

                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ----------------------------------
                                                       T. ROWE PRICE
                                             ----------------------------------
                                                     PERSONAL STRATEGY
                                                          BALANCE
                                                         SUBACCOUNT
                                             ----------------------------------
                                                              FOR THE PERIOD
                                             FOR THE SIX    NOVEMBER 19, 1998**
                                             MONTHS ENDED         THROUGH
                                               JUNE 30,        DECEMBER 31,
                                                 1999              1998
                                             ------------   -------------------
                                             (UNAUDITED)
From operations:
 Net investment income.....................    $  8,488           $  372
 Net realized gain (loss) on investments...         (37)               3
 Net increase (decrease) in unrealized
   appreciation of investments.............       6,063              (73)
                                               --------           ------
Net increase (decrease) in net assets
 resulting from operations.................      14,514              302
                                               --------           ------
From unit transactions:
 Net proceeds from the issuance of units...     231,387            8,762
 Net asset value of units redeemed or used
   to meet contract obligations............      (2,967)            (145)
                                               --------           ------
Net increase from unit transactions........     228,420            8,617
                                               --------           ------
Net increase in net assets.................     242,934            8,919
Net assets beginning of period.............       8,919                0
                                               --------           ------
Net assets end of period*..................    $251,853           $8,919
                                               ========           ======
Units outstanding beginning of period......         856                0
Units issued during the period.............      22,512              870
Units redeemed during the period...........        (396)             (14)
                                               --------           ------
Units outstanding end of period............      22,972              856
                                               ========           ======
---------------
*  Includes undistributed net investment
   income of:                                  $  8,860           $  372
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies is presented here.

     There are currently twenty-one Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), the Van Eck Worldwide Insurance Trust ("Van Eck Trust"), the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc., (collectively the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997, 1998 and 1999. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolio, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates value.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for 1999 aggregated $1,490,726.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in the MONY Series Fund, Inc. at cost, at June 30, 1999 consist of the following:

                                                          MONEY        INTERMEDIATE     LONG TERM     GOVERNMENT
                                                          MARKET        TERM BOND         BOND        SECURITIES
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                       ------------    ------------    -----------    ----------
Shares beginning of period:
  Shares.............................................     2,685,879        26,879           23,794        78,474
  Amount.............................................  $  2,685,879      $299,078      $   326,005    $  863,223
                                                       ------------      --------      -----------    ----------
Shares acquired:
  Shares.............................................    72,109,929        43,250        1,307,144        57,717
  Amount.............................................  $ 72,109,929      $490,080      $18,332,219    $  637,394
Shares received for reinvestment of dividends:
  Shares.............................................       192,522         3,290           81,212         3,374
  Amount.............................................  $    192,522      $ 35,406      $ 1,028,956    $   36,509
Shares redeemed:
  Shares.............................................   (72,747,383)       (1,540)         (46,484)       (5,518)
  Amount.............................................  $(72,747,383)     $(17,250)     $  (644,466)   $  (60,703)
                                                       ------------      --------      -----------    ----------
Net change:
  Shares.............................................      (444,932)       45,000        1,341,872        55,573
  Amount.............................................  $   (444,932)     $508,236      $18,716,709    $  613,200
                                                       ------------      --------      -----------    ----------
Shares end of period:
  Shares.............................................     2,240,947        71,879        1,365,666       134,047
  Amount.............................................  $  2,240,947      $807,314      $19,042,714    $1,476,423
                                                       ============      ========      ===========    ==========

     Investments in Enterprise Accumulation Trust at cost, at June 30, 1999 consist of the following:

                                                              SMALL COMPANY                INTERNATIONAL   HIGH YIELD
                                                   EQUITY         VALUE        MANAGED        GROWTH          BOND
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 ----------   -------------   ----------   -------------   -----------
Shares beginning of period:
  Shares.......................................         921        15,751         21,014       33,905           70,710
  Amount.......................................  $   33,658     $ 455,079     $  926,260     $225,697      $   406,572
                                                 ----------     ---------     ----------     --------      -----------
Shares acquired:
  Shares.......................................      34,089        13,301          4,934       16,325        3,355,143
  Amount.......................................  $1,309,538     $ 384,789     $  204,722     $110,725      $18,215,360
Shares received for reinvestment of dividends:
  Shares.......................................           0             0              0            0          110,643
  Amount.......................................  $        0     $       0     $        0     $      0      $   590,574
Shares redeemed:
  Shares.......................................      (1,961)      (15,320)        (1,144)      (3,007)        (125,653)
  Amount.......................................  $  (70,684)    $(443,888)    $  (48,228)    $(18,856)     $  (704,718)
                                                 ----------     ---------     ----------     --------      -----------
Net change:
  Shares.......................................      32,128        (2,019)         3,790       13,318        3,340,133
  Amount.......................................  $1,238,854     $ (59,099)    $  156,494     $ 91,869      $18,101,216
                                                 ----------     ---------     ----------     --------      -----------
Shares end of period:
  Shares.......................................      33,049        13,732         24,804       47,223        3,410,843
  Amount.......................................  $1,272,512     $ 395,980     $1,082,754     $317,566      $18,507,788
                                                 ==========     =========     ==========     ========      ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Dreyfus and Van Eck Worldwide Insurance Trust at cost, at June 30, 1999 consist of the following:

                                                    DREYFUS                        VAN ECK WORLDWIDE INSURANCE TRUST
                                   ------------------------------------------   ----------------------------------------
                                     CAPITAL      SMALL COMPANY      STOCK        HARD      WORLDWIDE      WORLDWIDE
                                   APPRECIATION       STOCK          INDEX       ASSETS       BOND      EMERGING MARKETS
                                    PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO
                                   ------------   -------------   -----------   ---------   ---------   ----------------
Shares beginning of period:
  Shares.........................       13,304        19,594          120,004        23        1,695           3,579
  Amount.........................   $  413,277      $289,750      $ 3,270,213    $  236      $19,355        $ 31,065
                                    ----------      --------      -----------    ------      -------        --------
Shares acquired:
  Shares.........................       33,623         8,471          582,066       161          894           1,141
  Amount.........................   $1,253,911      $123,726      $19,813,088    $1,643      $ 9,916        $  9,805
Shares received for reinvestment
  of dividends:
  Shares.........................            2             0            4,139         0*         100               0
  Amount.........................   $       70      $      0      $   144,438    $    3      $ 1,150        $      0
Shares redeemed:
  Shares.........................       (1,110)       (1,447)         (15,453)       (3)         (69)           (929)
  Amount.........................   $  (31,288)     $(24,019)     $  (402,300)   $  (35)     $  (763)       $(11,238)
                                    ----------      --------      -----------    ------      -------        --------
Net change:
  Shares.........................       32,515         7,024          570,752       158          925             212
  Amount.........................   $1,222,693      $ 99,707      $19,555,226    $1,611      $10,303        $ (1,433)
                                    ----------      --------      -----------    ------      -------        --------
Shares end of period:
  Shares.........................       45,819        26,618          690,756       181        2,620           3,791
  Amount.........................   $1,635,970      $389,457      $22,825,439    $1,847      $29,658        $ 29,632
                                    ==========      ========      ===========    ======      =======        ========

---------------
* Less than one share

     Investments in T. Rowe Price at cost, at June 30, 1999 consist of the following:

                                         EQUITY       PRIME     INTERNATIONAL    LIMITED    NEW AMERICA   PERSONAL STRATEGY
                                         INCOME      RESERVE        STOCK         TERM        GROWTH           BALANCE
                                        PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO        PORTFOLIO
                                        ---------   ---------   -------------   ---------   -----------   -----------------
Shares beginning of period:
  Shares..............................     2,565           0         1,037           0          1,949              552
  Amount..............................  $ 50,488    $      0       $14,492        $  0       $ 43,998         $  8,992
                                        --------    --------       -------        ----       --------         --------
Shares acquired:
  Shares..............................    26,269     102,339         3,639         187          4,703           14,534
  Amount..............................  $525,378    $102,339       $54,014        $938       $119,161         $232,482
Shares received for reinvestment of
  dividends:
  Shares..............................       192       1,629             0           4              0              533
  Amount..............................  $  3,921    $  1,629       $     0        $ 20       $      0         $  8,488
Shares redeemed:
  Shares..............................      (972)     (5,415)         (147)         (9)          (265)            (253)
  Amount..............................  $(19,027)   $ (5,415)      $(2,064)       $(46)      $ (5,954)        $ (4,099)
                                        --------    --------       -------        ----       --------         --------
Net change:
  Shares..............................    25,489      98,553         3,492         182          4,438           14,814
  Amount..............................  $510,272    $ 98,553       $51,950        $912       $113,207         $236,871
                                        --------    --------       -------        ----       --------         --------
Shares end of period:
  Shares..............................    28,054      98,553         4,529         182          6,387           15,366
  Amount..............................  $560,760    $ 98,553       $66,442        $912       $157,205         $245,863
                                        ========    ========       =======        ====       ========         ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the Contractholders of
MONY America Variable Account L -- Corporate Sponsored Variable Universal Life:

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L (comprising, respectively, Corporate Sponsored Variable Universal Life's Money Market, Intermediate Term Bond, Long Term Bond, Government Securities, Equity, Small Cap, Managed, International Growth, High Yield Bond, Capital Appreciation, Small Company Stock, Stock Index, Hard Assets, Worldwide Bond, Worldwide Emerging Markets, Equity Income, International Stock, New America Growth, and Personal Strategy Balance Subaccounts) at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                                   ------------------------------------------------------
                                                     MONEY       INTERMEDIATE    LONG TERM     GOVERNMENT
                                                     MARKET       TERM BOND         BOND       SECURITIES
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   ----------    ------------    ----------    ----------
                     ASSETS
Investments at cost (Note 4).....................  $2,685,879      $299,078       $326,005      $863,223
                                                   ==========      ========       ========      ========
Investments in MONY Series Fund, Inc. at net
  asset value (Note 2)...........................  $2,685,879      $304,533       $337,155      $876,552
                                                   ----------      --------       --------      --------
Net assets.......................................  $2,685,879      $304,533       $337,155      $876,552
                                                   ==========      ========       ========      ========
Net assets consist of:
     Contractholders' net payments...............  $2,795,950      $296,720       $323,607      $862,480
     Cost of insurance and mortality & expense
       risk withdrawals (Note 3).................    (172,880)       (5,229)        (6,020)      (18,284)
     Undistributed net investment income.........      62,809         7,643          8,348        18,492
     Accumulated net realized gain (loss) on
       investments...............................           0           (56)            70           535
     Unrealized appreciation of investments......           0         5,455         11,150        13,329
                                                   ----------      --------       --------      --------
Net assets.......................................  $2,685,879      $304,533       $337,155      $876,552
                                                   ==========      ========       ========      ========
Number of units outstanding*.....................     251,238        28,549         30,651        82,700
                                                   ----------      --------       --------      --------
Net asset value per unit outstanding*............  $    10.69      $  10.67       $  11.00      $  10.60
                                                   ==========      ========       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                        ---------------------------------------------------------------------
                                                                                  INTERNATIONAL    HIGH YIELD
                                          EQUITY      SMALL CAP      MANAGED         GROWTH           BOND
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        ----------    ----------    ----------    -------------    ----------
                ASSETS
Investments at cost (Note 4)..........   $33,658       $455,079      $926,260       $225,697        $406,572
                                         =======       ========      ========       ========        ========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2)...   $33,896       $430,952      $852,315       $228,520        $379,712
                                         -------       --------      --------       --------        --------
Net assets............................   $33,896       $430,952      $852,315       $228,520        $379,712
                                         =======       ========      ========       ========        ========
Net assets consist of:
     Contractholders' net payments....   $29,773       $421,241      $863,191       $218,324        $385,960
     Cost of insurance and mortality &
       expense risk withdrawals
       (Note 3).......................    (4,359)       (11,874)      (24,378)        (7,157)        (10,605)
     Undistributed net investment
       income.........................     1,962         44,291        86,341         14,276          31,562
     Accumulated net realized gain
       (loss) on investments..........     6,282          1,421         1,106            254            (345)
     Unrealized appreciation
       (depreciation) of
       investments....................       238        (24,127)      (73,945)         2,823         (26,860)
                                         -------       --------      --------       --------        --------
Net assets............................   $33,896       $430,952      $852,315       $228,520        $379,712
                                         =======       ========      ========       ========        ========
Number of units outstanding*..........     2,848         34,921        75,641         21,906          34,788
                                         -------       --------      --------       --------        --------
Net asset value per unit
  outstanding*........................   $ 11.90       $  12.34      $  11.27       $  10.43        $  10.91
                                         =======       ========      ========       ========        ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     -----------------------------------------------------------------------------
                                                    DREYFUS                    VAN ECK WORLDWIDE INSURANCE TRUST
                                     --------------------------------------   ------------------------------------
                                                      SMALL                                             WORLDWIDE
                                       CAPITAL       COMPANY       STOCK         HARD      WORLDWIDE     EMERGING
                                     APPRECIATION     STOCK        INDEX        ASSETS        BOND       MARKETS
                                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                     ------------   ----------   ----------   ----------   ----------   ----------
              ASSETS
Investments at cost (Note 4).......    $413,277      $289,750    $3,270,213     $ 236       $19,355      $31,065
                                       ========      ========    ==========     =====       =======      =======
Investments in Dreyfus at net asset
  value (Note 2)...................    $480,425      $295,679    $3,902,550     $   0       $     0      $     0
Investments in Van Eck Worldwide
  Insurance Trust at net asset
  value (Note 2)...................           0             0             0       211        20,819       25,483
                                       --------      --------    ----------     -----       -------      -------
Net assets.........................    $480,425      $295,679    $3,902,550     $ 211       $20,819      $25,483
                                       ========      ========    ==========     =====       =======      =======
Net assets consist of:
     Contractholders' net
       payments....................    $418,884      $300,532    $3,278,262     $ 249       $19,734      $37,221
     Cost of insurance and
       mortality & expense risk
       withdrawals (Note 3)........     (11,643)      (10,707)      (73,421)       (8)         (409)      (1,847)
     Undistributed net investment
       income......................       3,990         1,046        40,138         0             0          197
     Accumulated net realized gain
       (loss) on investments.......       2,046        (1,121)       25,234        (5)           30       (4,506)
     Unrealized appreciation
       (depreciation) of
       investments.................      67,148         5,929       632,337       (25)        1,464       (5,582)
                                       --------      --------    ----------     -----       -------      -------
Net assets.........................    $480,425      $295,679    $3,902,550     $ 211       $20,819      $25,483
                                       ========      ========    ==========     =====       =======      =======
Number of units outstanding*.......      36,191        32,362       291,990        26         1,873        5,495
                                       --------      --------    ----------     -----       -------      -------
Net asset value per unit
  outstanding*.....................    $  13.27      $   9.14    $    13.37     $8.25       $ 11.11      $  4.64
                                       ========      ========    ==========     =====       =======      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1998

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   --------------------------------------------------------
                                                                        T. ROWE PRICE
                                                   --------------------------------------------------------
                                                                                                  PERSONAL
                                                     EQUITY      INTERNATIONAL    NEW AMERICA     STRATEGY
                                                     INCOME          STOCK          GROWTH        BALANCE
                                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                   ----------    -------------    -----------    ----------
                     ASSETS
Investments at cost (Note 4).....................   $50,488         $14,492         $43,998        $8,992
                                                    =======         =======         =======        ======
Investments in T. Rowe Price at net asset value
  (Note 2).......................................   $49,384         $15,049         $48,220        $8,919
                                                    -------         -------         -------        ------
Net assets.......................................   $49,384         $15,049         $48,220        $8,919
                                                    =======         =======         =======        ======
Net assets consist of:
     Contractholders' net payments...............   $49,520         $14,458         $43,641        $8,738
     Cost of insurance and mortality & expense
       risk withdrawals (Note 3).................      (687)           (200)           (606)         (121)
     Undistributed net investment income.........     1,643             235             953           372
     Accumulated net realized gain (loss) on
       investments...............................        12              (1)             10             3
     Unrealized appreciation (depreciation) of
       investments...............................    (1,104)            557           4,222           (73)
                                                    -------         -------         -------        ------
Net assets.......................................   $49,384         $15,049         $48,220        $8,919
                                                    =======         =======         =======        ======
Number of units outstanding*.....................     4,853           1,427           4,282           856
                                                    -------         -------         -------        ------
Net asset value per unit outstanding*............   $ 10.18         $ 10.54         $ 11.26        $10.41
                                                    =======         =======         =======        ======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                         ------------------------------------------------------------------------
                                            MONEY         INTERMEDIATE          LONG TERM          GOVERNMENT
                                            MARKET          TERM BOND             BOND             SECURITIES
                                          SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                         ------------   -----------------   -----------------   -----------------
                                         FOR THE YEAR    FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                                            ENDED       JANUARY 23, 1998*   JANUARY 23, 1998*   FEBRUARY 9, 1998*
                                         DECEMBER 31,        THROUGH             THROUGH             THROUGH
                                             1998       DECEMBER 31, 1998   DECEMBER 31, 1998   DECEMBER 31, 1998
                                         ------------   -----------------   -----------------   -----------------
Dividend income........................  $    49,821         $ 7,643             $ 8,348            $ 18,492
                                         -----------         -------             -------            --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales..................    5,606,246           6,353               7,236              76,822
  Cost of shares sold..................   (5,606,246)         (6,409)             (7,166)            (76,287)
                                         -----------         -------             -------            --------
Net realized gain (loss) on
  investments..........................            0             (56)                 70                 535
Net increase in unrealized appreciation
  of investments.......................            0           5,455              11,150              13,329
                                         -----------         -------             -------            --------
Net realized and unrealized gain on
  investments..........................            0           5,399              11,220              13,864
                                         -----------         -------             -------            --------
Net increase in net assets resulting
  from operations......................  $    49,821         $13,042             $19,568            $ 32,356
                                         ===========         =======             =======            ========

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                        ---------------------------------------------------------------------
                                                                                  INTERNATIONAL    HIGH YIELD
                                          EQUITY      SMALL CAP      MANAGED         GROWTH           BOND
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        ----------    ----------    ----------    -------------    ----------
Dividend income.......................   $  1,531      $ 26,454      $ 67,233       $ 11,028        $ 29,756
                                         --------      --------      --------       --------        --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales.................     46,739        25,047        24,170         19,253          13,117
  Cost of shares sold.................    (40,498)      (23,794)      (23,204)       (18,939)        (13,479)
                                         --------      --------      --------       --------        --------
Net realized gain (loss) on
  investments.........................      6,241         1,253           966            314            (362)
Net increase (decrease) in unrealized
  appreciation of investments.........        (12)      (13,120)      (57,275)         5,752         (26,236)
                                         --------      --------      --------       --------        --------
Net realized and unrealized gain
  (loss) on investments...............      6,229       (11,867)      (56,309)         6,066         (26,598)
                                         --------      --------      --------       --------        --------
Net increase in net assets resulting
  from operations.....................   $  7,760      $ 14,587      $ 10,924       $ 17,094        $  3,158
                                         ========      ========      ========       ========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            ------------------------------------------------
                                                DREYFUS
                            ------------------------------------------------
                              CAPITAL        SMALL COMPANY         STOCK
                            APPRECIATION         STOCK             INDEX
                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                            ------------   ------------------   ------------
                            FOR THE YEAR     FOR THE PERIOD     FOR THE YEAR
                               ENDED       FEBRUARY 13, 1998*      ENDED
                            DECEMBER 31,        THROUGH         DECEMBER 31,
                                1998       DECEMBER 31, 1998        1998
                            ------------   ------------------   ------------
Dividend income...........    $  2,695          $ 1,046          $  39,642
                              --------          -------          ---------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales.....      15,339            8,286            282,082
  Cost of shares sold.....     (13,284)          (9,407)          (256,862)
                              --------          -------          ---------
Net realized gain (loss)
  on investments..........       2,055           (1,121)            25,220
Net increase (decrease) in
  unrealized appreciation
  of investments..........      68,575            5,929            632,283
                              --------          -------          ---------
Net realized and
  unrealized gain (loss)
  on investments..........      70,630            4,808            657,503
                              --------          -------          ---------
Net increase (decrease) in
  net assets resulting
  from operations.........    $ 73,325          $ 5,854          $ 697,145
                              ========          =======          =========

                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            ---------------------------------------------------------
                                        VAN ECK WORLDWIDE INSURANCE TRUST
                            ---------------------------------------------------------
                                  HARD              WORLDWIDE           WORLDWIDE
                                 ASSETS                BOND          EMERGING MARKETS
                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                            -----------------   ------------------   ----------------
                             FOR THE PERIOD       FOR THE PERIOD       FOR THE YEAR
                             JUNE 15, 1998*     FEBRUARY 13, 1998*        ENDED
                                 THROUGH             THROUGH           DECEMBER 31,
                            DECEMBER 31, 1998   DECEMBER 31, 1998          1998
                            -----------------   ------------------   ----------------
Dividend income...........        $  0                $    0             $   197
                                  ----                ------             -------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales.....          27                   600               4,017
  Cost of shares sold.....         (32)                 (570)             (8,462)
                                  ----                ------             -------
Net realized gain (loss)
  on investments..........          (5)                   30              (4,445)
Net increase (decrease) in
  unrealized appreciation
  of investments..........         (25)                1,464              (1,662)
                                  ----                ------             -------
Net realized and
  unrealized gain (loss)
  on investments..........         (30)                1,494              (6,107)
                                  ----                ------             -------
Net increase (decrease) in
  net assets resulting
  from operations.........        $(30)               $1,494             $(5,910)
                                  ====                ======             =======

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ------------------------------------------------------------------------------------
                                                                T. ROWE PRICE
                             ------------------------------------------------------------------------------------
                                   EQUITY            INTERNATIONAL          NEW AMERICA        PERSONAL STRATEGY
                                   INCOME                STOCK                 GROWTH               BALANCE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                             ------------------    ------------------    ------------------    ------------------
                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                             NOVEMBER 19, 1998*    NOVEMBER 19, 1998*    NOVEMBER 19, 1998*    NOVEMBER 19, 1998*
                                  THROUGH               THROUGH               THROUGH               THROUGH
                             DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998     DECEMBER 31, 1998
                             ------------------    ------------------    ------------------    ------------------
Dividend income............       $ 1,643                $ 235                $   953                $ 372
                                  -------                -----                -------                -----
Realized and unrealized
  gain (loss) on
  investments
  (Note 2):
  Proceeds from sales......         1,211                  351                  1,067                  214
  Cost of shares sold......        (1,199)                (352)                (1,057)                (211)
                                  -------                -----                -------                -----
Net realized gain (loss) on
  investments..............            12                   (1)                    10                    3
Net increase (decrease) in
  unrealized appreciation
  of investments...........        (1,104)                 557                  4,222                  (73)
                                  -------                -----                -------                -----
Net realized and unrealized
  gain (loss) on
  investments..............        (1,092)                 556                  4,232                  (70)
                                  -------                -----                -------                -----
Net increase in net assets
  resulting from
  operations...............       $   551                $ 791                $ 5,185                $ 302
                                  =======                =====                =======                =====

---------------
* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               ---------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                               ---------------------------------------------------
                                                           MONEY                   INTERMEDIATE
                                                           MARKET                   TERM BOND
                                                         SUBACCOUNT                 SUBACCOUNT
                                               ------------------------------   ------------------
                                                              FOR THE PERIOD      FOR THE PERIOD
                                               FOR THE YEAR   JULY 10, 1997**   JANUARY 23, 1998**
                                                  ENDED           THROUGH            THROUGH
                                               DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
                                                   1998            1997                1998
                                               ------------   ---------------   ------------------
From operations:
  Net investment income......................  $    49,821      $    12,988          $  7,643
  Net realized gain (loss) on investments....            0                0               (56)
  Net increase in unrealized appreciation of
    investments..............................            0                0             5,455
                                               -----------      -----------          --------
Net increase in net assets resulting from
  operations.................................       49,821           12,988            13,042
                                               -----------      -----------          --------
From unit transactions:
  Net proceeds from the issuance of units....    6,078,380        1,961,819           296,772
  Net asset value of units redeemed or used
    to meet contract obligations.............   (4,286,177)      (1,130,952)           (5,281)
                                               -----------      -----------          --------
Net increase from unit transactions..........    1,792,203          830,867           291,491
                                               -----------      -----------          --------
Net increase in net assets...................    1,842,024          843,855           304,533
Net assets beginning of period...............      843,855                0                 0
                                               -----------      -----------          --------
Net assets end of period*....................  $ 2,685,879      $   843,855          $304,533
                                               ===========      ===========          ========
Units outstanding beginning of period........       83,085                0                 0
Units issued during the period...............      494,235          194,816            29,060
Units redeemed during the period.............     (326,082)        (111,731)             (511)
                                               -----------      -----------          --------
Units outstanding end of period..............      251,238           83,085            28,549
                                               ===========      ===========          ========

---------------
 *Includes undistributed net investment
  income of:.................................  $    62,809      $    12,988          $  7,643
**Commencement of operations.

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               ------------------------------------------------------------------------
                                                       MONY SERIES FUND, INC.            ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------------   ------------------------------
                                                   LONG TERM            GOVERNMENT
                                                      BOND              SECURITIES                   EQUITY
                                                   SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                                               ------------------   ------------------   ------------------------------
                                                 FOR THE PERIOD       FOR THE PERIOD                    FOR THE PERIOD
                                               JANUARY 23, 1998**   FEBRUARY 9, 1998**   FOR THE YEAR   JULY 23, 1997**
                                                    THROUGH              THROUGH            ENDED           THROUGH
                                                  DECEMBER 31,         DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                      1998                 1998              1998            1997
                                               ------------------   ------------------   ------------   ---------------
From operations:
  Net investment income......................       $  8,348             $ 18,492          $ 1,531          $   431
  Net realized gain (loss) on investments....             70                  535            6,241               41
  Net increase in unrealized appreciation of
    investments..............................         11,150               13,329              (12)             250
                                                    --------             --------          -------          -------
Net increase in net assets resulting from
  operations.................................         19,568               32,356            7,760              722
                                                    --------             --------          -------          -------
From unit transactions:
  Net proceeds from the issuance of units....        323,690              886,032           59,447           13,447
  Net asset value of units redeemed or used
    to meet contract obligations.............         (6,103)             (41,836)         (46,311)          (1,169)
                                                    --------             --------          -------          -------
Net increase from unit transactions..........        317,587              844,196           13,136           12,278
                                                    --------             --------          -------          -------
Net increase in net assets...................        337,155              876,552           20,896           13,000
Net assets beginning of period...............              0                    0           13,000                0
                                                    --------             --------          -------          -------
Net assets end of period*....................       $337,155             $876,552          $33,896          $13,000
                                                    ========             ========          =======          =======
Units outstanding beginning of period........              0                    0            1,232                0
Units issued during the period...............         31,230               86,711            5,434            1,345
Units redeemed during the period.............           (579)              (4,011)          (3,818)            (113)
                                                    --------             --------          -------          -------
Units outstanding end of period..............         30,651               82,700            2,848            1,232
                                                    ========             ========          =======          =======
---------------
 *Includes undistributed net investment
  income of:.................................       $  8,348             $ 18,492          $ 1,962          $   431
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ---------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                                       SMALL CAP                         MANAGED
                                                       SUBACCOUNT                       SUBACCOUNT
                                             ------------------------------   ------------------------------
                                                            FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE YEAR   JULY 23, 1997**   FOR THE YEAR   JULY 23, 1997**
                                                ENDED           THROUGH          ENDED           THROUGH
                                             DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                 1998            1997             1998            1997
                                             ------------   ---------------   ------------   ---------------
From operations:
  Net investment income....................    $ 26,454        $ 17,837         $ 67,233        $ 19,108
  Net realized gain (loss) on
    investments............................       1,253             168              966             140
  Net increase (decrease) in unrealized
    appreciation of investments............     (13,120)        (11,007)         (57,275)        (16,670)
                                               --------        --------         --------        --------
Net increase in net assets resulting from
  operations...............................      14,587           6,998           10,924           2,578
                                               --------        --------         --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units..................................     230,882         205,099          442,750         423,645
  Net asset value of units redeemed or used
    to meet contract obligations...........     (24,242)         (2,372)         (22,989)         (4,593)
                                               --------        --------         --------        --------
Net increase from unit transactions........     206,640         202,727          419,761         419,052
                                               --------        --------         --------        --------
Net increase in net assets.................     221,227         209,725          430,685         421,630
Net assets beginning of period.............     209,725               0          421,630               0
                                               --------        --------         --------        --------
Net assets end of period*..................    $430,952        $209,725         $852,315        $421,630
                                               ========        ========         ========        ========
Units outstanding beginning of period......      18,628               0           40,391               0
Units issued during the period.............      18,280          18,848           37,287          40,836
Units redeemed during the period...........      (1,987)           (220)          (2,037)           (445)
                                               --------        --------         --------        --------
Units outstanding end of period............      34,921          18,628           75,641          40,391
                                               ========        ========         ========        ========

---------------
 *Includes undistributed net investment
  income of:...............................    $ 44,291        $ 17,837         $ 86,341        $ 19,108
**Commencement of operations.

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ---------------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                             ---------------------------------------------------------------
                                                  INTERNATIONAL GROWTH               HIGH YIELD BOND
                                                       SUBACCOUNT                       SUBACCOUNT
                                             ------------------------------   ------------------------------
                                                            FOR THE PERIOD                   FOR THE PERIOD
                                             FOR THE YEAR   JULY 23, 1997**   FOR THE YEAR   JULY 23, 1997**
                                                ENDED           THROUGH          ENDED           THROUGH
                                             DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                 1998            1997             1998            1997
                                             ------------   ---------------   ------------   ---------------
From operations:
  Net investment income....................    $ 11,028        $  3,248         $ 29,756        $  1,806
  Net realized gain (loss) on
    investments............................         314             (60)            (362)             17
  Net increase (decrease) in unrealized
    appreciation of investments............       5,752          (2,929)         (26,236)           (624)
                                               --------        --------         --------        --------
Net increase in net assets resulting from
  operations...............................      17,094             259            3,158           1,199
                                               --------        --------         --------        --------
From unit transactions:
  Net proceeds from the issuance of
    units..................................     120,360         110,383          232,444         157,186
  Net asset value of units redeemed or used
    to meet contract obligations...........     (18,780)           (796)         (12,715)         (1,560)
                                               --------        --------         --------        --------
Net increase from unit transactions........     101,580         109,587          219,729         155,626
                                               --------        --------         --------        --------
Net increase in net assets.................     118,674         109,846          222,887         156,825
Net assets beginning of period.............     109,846               0          156,825               0
                                               --------        --------         --------        --------
Net assets end of period*..................    $228,520        $109,846         $379,712        $156,825
                                               ========        ========         ========        ========
Units outstanding beginning of period......      12,091               0           14,882               0
Units issued during the period.............      11,665          12,113           21,095          15,033
Units redeemed during the period...........      (1,850)            (22)          (1,189)           (151)
                                               --------        --------         --------        --------
Units outstanding end of period............      21,906          12,091           34,788          14,882
                                               ========        ========         ========        ========
---------------
 *Includes undistributed net investment
  income of:...............................    $ 14,276        $  3,248         $ 31,562        $  1,806
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------------------
                                                                              DREYFUS
                                                -------------------------------------------------------------------
                                                           CAPITAL                  SMALL COMPANY         STOCK
                                                         APPRECIATION                   STOCK             INDEX
                                                          SUBACCOUNT                 SUBACCOUNT         SUBACCOUNT
                                                ------------------------------   -------------------   ------------
                                                               FOR THE PERIOD      FOR THE PERIOD
                                                FOR THE YEAR   JULY 23, 1997**   FEBRUARY 13, 1998**   FOR THE YEAR
                                                   ENDED           THROUGH             THROUGH            ENDED
                                                DECEMBER 31,    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                    1998            1997                1998               1998
                                                ------------   ---------------   -------------------   ------------
From operations:
  Net investment income.......................    $  2,695        $  1,295            $  1,046          $   39,642
  Net realized gain (loss) on investments.....       2,055              (9)             (1,121)             25,220
  Net increase (decrease) in unrealized
    appreciation of investments...............      68,575          (1,427)              5,929             632,283
                                                  --------        --------            --------          ----------
  Net increase (decrease) in net assets
    resulting from operations.................      73,325            (141)              5,854             697,145
                                                  --------        --------            --------          ----------
From unit transactions:
  Net proceeds from the issuance of units.....     265,531         157,623             296,497           3,380,123
  Net asset value of units redeemed or used to
    meet contract obligations.................     (14,387)         (1,526)             (6,672)           (187,687)
                                                  --------        --------            --------          ----------
Net increase from unit transactions...........     251,144         156,097             289,825           3,192,436
                                                  --------        --------            --------          ----------
Net increase in net assets....................     324,469         155,956             295,679           3,889,581
Net assets beginning of period................     155,956               0                   0              12,969
                                                  --------        --------            --------          ----------
Net assets end of period*.....................    $480,425        $155,956            $295,679          $3,902,550
                                                  ========        ========            ========          ==========
Units outstanding beginning of period.........      15,519               0                   0               1,244
Units issued during the period................      22,391          15,672              33,108             306,624
Units redeemed during the period..............      (1,719)           (153)               (746)            (15,878)
                                                  --------        --------            --------          ----------
Units outstanding end of period...............      36,191          15,519              32,362             291,990
                                                  ========        ========            ========          ==========

---------------
 *Includes undistributed net investment income
  of:.........................................    $  3,990        $  1,295            $  1,046          $   40,138
**Commencement of operations.

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                -------------------------------------------------------
                                                    DREYFUS         VAN ECK WORLDWIDE INSURANCE TRUST
                                                ---------------   -------------------------------------
                                                     STOCK             HARD              WORLDWIDE
                                                     INDEX            ASSETS               BOND
                                                  SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                ---------------   ---------------   -------------------
                                                FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD
                                                JULY 23, 1997**   JUNE 15, 1998**   FEBRUARY 13, 1998**
                                                    THROUGH           THROUGH             THROUGH
                                                 DECEMBER 31,      DECEMBER 31,        DECEMBER 31,
                                                     1997              1998                1998
                                                ---------------   ---------------   -------------------
From operations:
  Net investment income.......................      $   496            $  0               $     0
  Net realized gain (loss) on investments.....           14              (5)                   30
  Net increase (decrease) in unrealized
    appreciation of investments...............           54             (25)                1,464
                                                    -------            ----               -------
  Net increase (decrease) in net assets
    resulting from operations.................          564             (30)                1,494
                                                    -------            ----               -------
From unit transactions:
  Net proceeds from the issuance of units.....       13,566             249                19,806
  Net asset value of units redeemed or used to
    meet contract obligations.................       (1,161)             (8)                 (481)
                                                    -------            ----               -------
Net increase from unit transactions...........       12,405             241                19,325
                                                    -------            ----               -------
Net increase in net assets....................       12,969             211                20,819
Net assets beginning of period................            0               0                     0
                                                    -------            ----               -------
Net assets end of period*.....................      $12,969            $211               $20,819
                                                    =======            ====               =======
Units outstanding beginning of period.........            0               0                     0
Units issued during the period................        1,357              27                 1,919
Units redeemed during the period..............         (113)             (1)                  (46)
                                                    -------            ----               -------
Units outstanding end of period...............        1,244              26                 1,873
                                                    =======            ====               =======
---------------
 *Includes undistributed net investment income
  of:.........................................      $   496            $  0               $     0
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ----------------------------------------------------
                                                         VAN ECK WORLDWIDE
                                                          INSURANCE TRUST              T. ROWE PRICE
                                                   ------------------------------   -------------------
                                                             WORLDWIDE                    EQUITY
                                                          EMERGING MARKETS                INCOME
                                                             SUBACCOUNT                 SUBACCOUNT
                                                   ------------------------------   -------------------
                                                                  FOR THE PERIOD      FOR THE PERIOD
                                                   FOR THE YEAR   JULY 23, 1997**   NOVEMBER 19, 1998**
                                                      ENDED           THROUGH             THROUGH
                                                   DECEMBER 31,    DECEMBER 31,        DECEMBER 31,
                                                       1998            1997                1998
                                                   ------------   ---------------   -------------------
From operations:
  Net investment income..........................    $   197          $     0             $ 1,643
  Net realized gain (loss) on investments........     (4,445)             (61)                 12
  Net increase (decrease) in unrealized
    appreciation of investments..................     (1,662)          (3,920)             (1,104)
                                                     -------          -------             -------
Net increase in net assets resulting from
  operations.....................................     (5,910)          (3,981)                551
                                                     -------          -------             -------
From unit transactions:
  Net proceeds from the issuance of units........     22,510           17,333              49,656
  Net asset value of units redeemed or used to
    meet contract obligations....................     (3,996)            (473)               (823)
                                                     -------          -------             -------
Net increase from unit transactions..............     18,514           16,860              48,833
                                                     -------          -------             -------
Net increase in net assets.......................     12,604           12,879              49,384
Net assets beginning of period...................     12,879                0                   0
                                                     -------          -------             -------
Net assets end of period*........................    $25,483          $12,879             $49,384
                                                     =======          =======             =======
Units outstanding beginning of period............      1,829                0                   0
Units issued during the period...................      4,961            1,883               4,934
Units redeemed during the period.................     (1,295)             (54)                (81)
                                                     -------          -------             -------
Units outstanding end of period..................      5,495            1,829               4,853
                                                     =======          =======             =======

---------------
 *Includes undistributed net investment income
  of:............................................    $   197          $     0             $ 1,643
  **Commencement of operations.

                                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                   ---------------------------------------------------------------

                                                                            T. ROWE PRICE
                                                   ---------------------------------------------------------------
                                                      INTERNATIONAL          NEW AMERICA        PERSONAL STRATEGY
                                                          STOCK                GROWTH                BALANCE
                                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                   -------------------   -------------------   -------------------
                                                     FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                   NOVEMBER 19, 1998**   NOVEMBER 19, 1998**   NOVEMBER 19, 1998**
                                                         THROUGH               THROUGH               THROUGH
                                                      DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                          1998                  1998                  1998
                                                   -------------------   -------------------   -------------------
From operations:
  Net investment income..........................        $   235               $   953               $   372
  Net realized gain (loss) on investments........             (1)                   10                     3
  Net increase (decrease) in unrealized
    appreciation of investments..................            557                 4,222                   (73)
                                                         -------               -------               -------
Net increase in net assets resulting from
  operations.....................................            791                 5,185                   302
                                                         -------               -------               -------
From unit transactions:
  Net proceeds from the issuance of units........         14,497                43,761                 8,762
  Net asset value of units redeemed or used to
    meet contract obligations....................           (239)                 (726)                 (145)
                                                         -------               -------               -------
Net increase from unit transactions..............         14,258                43,035                 8,617
                                                         -------               -------               -------
Net increase in net assets.......................         15,049                48,220                 8,919
Net assets beginning of period...................              0                     0                     0
                                                         -------               -------               -------
Net assets end of period*........................        $15,049               $48,220               $ 8,919
                                                         =======               =======               =======
Units outstanding beginning of period............              0                     0                     0
Units issued during the period...................          1,451                 4,354                   870
Units redeemed during the period.................            (24)                  (72)                  (14)
                                                         -------               -------               -------
Units outstanding end of period..................          1,427                 4,282                   856
                                                         =======               =======               =======
---------------
 *Includes undistributed net investment income
  of:............................................        $   235               $   953               $   372
  **Commencement of operations.

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master and MONY Custom Equity Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies is presented here.

     There are currently nineteen Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Worldwide Insurance Trust ("Van Eck Trust") (collectively, the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997 and 1998. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held, which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for 1998 aggregated $279,079.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in the MONY Series Funds, Inc. at cost, at December 31, 1998 consist of the following:

                                                MONEY       INTERMEDIATE    LONG TERM    GOVERNMENT
                                               MARKET        TERM BOND        BOND       SECURITIES
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                             -----------    ------------    ---------    ----------
Shares beginning of year:
  Shares...................................      843,855             0             0             0
  Amount...................................  $   843,855      $      0      $      0      $      0
                                             -----------      --------      --------      --------
Shares acquired:
  Shares...................................    7,398,449        26,737        23,678        83,672
  Amount...................................  $ 7,398,449      $297,844      $324,823      $921,018
Shares received for reinvestment of
  dividends:
  Shares...................................       49,821           714           641         1,748
  Amount...................................  $    49,821      $  7,643      $  8,348      $ 18,492
Shares redeemed:
  Shares...................................   (5,606,246)         (572)         (525)       (6,946)
  Amount...................................  $(5,606,246)     $ (6,409)     $ (7,166)     $(76,287)
                                             -----------      --------      --------      --------
Net change:
  Shares...................................    1,842,024        26,879        23,794        78,474
  Amount...................................  $ 1,842,024      $299,078      $326,005      $863,223
                                             -----------      --------      --------      --------
Shares end of year:
  Shares...................................    2,685,879        26,879        23,794        78,474
  Amount...................................  $ 2,685,879      $299,078      $326,005      $863,223
                                             ===========      ========      ========      ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust at cost, at December 31, 1998 consist of the following:

                                              SMALL COMPANY                 INTERNATIONAL    HIGH YIELD
                                  EQUITY          VALUE         MANAGED        GROWTH           BOND
                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                 ---------    -------------    ---------    -------------    ----------
Shares beginning of year:
  Shares.......................       370          7,855         10,339         17,774          27,465
  Amount.......................  $ 12,750       $220,732       $438,300       $112,775        $157,449
                                 --------       --------       --------       --------        --------
Shares acquired:
  Shares.......................     1,696          7,762          9,584         17,233          40,190
  Amount.......................  $ 59,875       $231,687       $443,931       $120,833        $232,846
Shares received for
  reinvestment of dividends:
  Shares.......................        42          1,010          1,658          1,699           5,435
  Amount.......................  $  1,531       $ 26,454       $ 67,233       $ 11,028        $ 29,756
Shares redeemed:
  Shares.......................    (1,187)          (876)          (567)        (2,801)         (2,380)
  Amount.......................  $(40,498)      $(23,794)      $(23,204)      $(18,939)       $(13,479)
                                 --------       --------       --------       --------        --------
Net change:
  Shares.......................       551          7,896         10,675         16,131          43,245
  Amount.......................  $ 20,908       $234,347       $487,960       $112,922        $249,123
                                 --------       --------       --------       --------        --------
Shares end of year:
  Shares.......................       921         15,751         21,014         33,905          70,710
  Amount.......................  $ 33,658       $455,079       $926,260       $225,697        $406,572
                                 ========       ========       ========       ========        ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Dreyfus and Van Eck Worldwide Insurance Trust at cost, at December 31, 1998 consist of the following:

                                              DREYFUS                          VAN ECK WORLDWIDE INSURANCE TRUST
                            -------------------------------------------    ------------------------------------------
                              CAPITAL       SMALL COMPANY      STOCK         HARD       WORLDWIDE       WORLDWIDE
                            APPRECIATION        STOCK          INDEX        ASSETS        BOND       EMERGING MARKETS
                             PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO       PORTFOLIO
                            ------------    -------------    ----------    ---------    ---------    ----------------
Shares beginning of year:
  Shares..................       5,590               0              503         0              0           1,171
  Amount..................    $157,383        $      0       $   12,915      $  0        $     0         $16,799
                              --------        --------       ----------      ----        -------         -------
Shares acquired:
  Shares..................       8,112          20,093          128,278        26          1,747           2,930
  Amount..................    $266,483        $298,111       $3,474,518      $268        $19,925         $22,531
Shares received for
  reinvestment of
  dividends:
  Shares..................          77              68            1,333         0              0              20
  Amount..................    $  2,695        $  1,046       $   39,642      $  0        $     0         $   197
Shares redeemed:
  Shares..................        (475)           (567)         (10,110)       (3)           (52)           (542)
  Amount..................    $(13,284)       $ (9,407)      $ (256,862)     $(32)       $  (570)        $(8,462)
                              --------        --------       ----------      ----        -------         -------
Net change:
  Shares..................       7,714          19,594          119,501        23          1,695           2,408
  Amount..................    $255,894        $289,750       $3,257,298      $236        $19,355         $14,266
                              --------        --------       ----------      ----        -------         -------
Shares end of year:
  Shares..................      13,304          19,594          120,004        23          1,695           3,579
  Amount..................    $413,277        $289,750       $3,270,213      $236        $19,355         $31,065
                              ========        ========       ==========      ====        =======         =======

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in T. Rowe Price at cost, at December 31, 1998 consist of the following:

                                            EQUITY      INTERNATIONAL    NEW AMERICA    PERSONAL STRATEGY
                                            INCOME          STOCK          GROWTH            BALANCE
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
                                           ---------    -------------    -----------    -----------------
Shares beginning of year:
  Shares.................................         0              0               0                0
  Amount.................................   $     0        $     0         $     0           $    0
                                            -------        -------         -------           ------
Shares acquired:
  Shares.................................     2,539          1,045           1,953              541
  Amount.................................   $50,044        $14,609         $44,102           $8,831
Shares received for reinvestment of
  dividends:
  Shares.................................        87             17              43               24
  Amount.................................   $ 1,643        $   235         $   953           $  372
Shares redeemed:
  Shares.................................       (61)           (25)            (47)             (13)
  Amount.................................   $(1,199)       $  (352)        $(1,057)          $ (211)
                                            -------        -------         -------           ------
Net change:
  Shares.................................     2,565          1,037           1,949              552
  Amount.................................   $50,488        $14,492         $43,998           $8,992
                                            -------        -------         -------           ------
Shares end of year:
  Shares.................................     2,565          1,037           1,949              552
  Amount.................................   $50,488        $14,492         $43,998           $8,992
                                            =======        =======         =======           ======

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES
MONY LIFE INSURANCE COMPANY OF AMERICA AND THE CONTRACTHOLDERS OF
MONY AMERICA VARIABLE ACCOUNT L--CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L--Corporate Sponsored Variable Universal Life (comprising the MONY Series Fund, Inc.'s Money Market Subaccount; the Enterprise Accumulation Trust's Equity, Small Cap, Managed, International Growth, and High Yield Bond Subaccounts; the Dreyfus Capital Appreciation and Stock Index Fund Subaccounts; and the Van Eck Insurance Trust Worldwide Emerging Markets Subaccount) as of December 31, 1997, and the related statements of operations and the statements of changes in net assets for the period from July 23, 1997 (commencement of operations) to December 31, 1997, except for the MONY Series Fund, Inc.'s Money Market Subaccount for which the period is from July 10, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L--Corporate Sponsored Variable Universal Life as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 11, 1998

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                      ------------------------------------------------------------------------------
                                        MONEY                                             INTERNATIONAL   HIGH YIELD
                                        MARKET       EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   -------------   ----------
               ASSETS
Investments at cost (Note 4)........   $843,855     $12,750      $220,732     $438,300      $112,775       $157,449
                                       ========     =======      ========     ========      ========       ========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)................................   $843,855     $     0      $      0     $      0      $      0       $      0
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2)....................          0      13,000       209,725      421,630       109,846        156,825
Amount due from MONY Series Fund,
  Inc...............................      2,432           0             0            0             0              0
                                       --------     -------      --------     --------      --------       --------
          Total assets..............    846,287      13,000       209,725      421,630       109,846        156,825
                                       --------     -------      --------     --------      --------       --------
            LIABILITIES
Amount due to MONY America..........      2,432           0             0            0             0              0
                                       --------     -------      --------     --------      --------       --------
Net assets..........................   $843,855     $13,000      $209,725     $421,630      $109,846       $156,825
                                       ========     =======      ========     ========      ========       ========
Net assets consist of:
     Contractholders' net
       payments.....................   $868,575     $12,812      $203,828     $421,745      $110,374       $156,573
     Cost of insurance and mortality
       & expense risk withdrawals
       (Note 3).....................    (37,708)       (534)       (1,101)      (2,693)         (787)          (947)
     Undistributed net investment
       income.......................     12,988         431        17,837       19,108         3,248          1,806
     Accumulated net realized gain
       (loss) on investments........          0          41           168          140           (60)            17
     Unrealized appreciation
       (depreciation) of
       investments..................          0         250       (11,007)     (16,670)       (2,929)          (624)
                                       --------     -------      --------     --------      --------       --------
Net assets..........................   $843,855     $13,000      $209,725     $421,630      $109,846       $156,825
                                       ========     =======      ========     ========      ========       ========
Number of units outstanding*........     83,085       1,232        18,628       40,391        12,091         14,882
                                       --------     -------      --------     --------      --------       --------
Net asset value per unit
  outstanding*......................   $  10.16     $ 10.55      $  11.26     $  10.44      $   9.08       $  10.54
                                       ========     =======      ========     ========      ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1997

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              --------------------------------------------
                                                                                               WORLDWIDE
                                                                 CAPITAL          STOCK         EMERGING
                                                               APPRECIATION       INDEX         MARKETS
                                                                SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                              --------------   ------------   ------------
                           ASSETS
Investments at cost (Note 4)................................     $157,383         $12,915        $16,799
                                                                 ========         =======        =======
Investments in Dreyfus at net asset value (Note 2)..........     $155,956         $12,969        $     0
Investments in Van Eck Worldwide Trust at net asset value
  (Note 2)..................................................            0               0         12,879
                                                                 --------         -------        -------
Net assets..................................................     $155,956         $12,969        $12,879
                                                                 ========         =======        =======
Net assets consist of:
     Contractholders' net payments..........................     $157,033         $12,938        $17,328
     Cost of insurance and mortality & expense risk
       withdrawals (Note 3).................................         (936)           (533)          (468)
     Undistributed net investment income....................        1,295             496              0
     Accumulated net realized gain (loss) on investments....           (9)             14            (61)
     Unrealized appreciation (depreciation) of
       investments..........................................       (1,427)             54         (3,920)
                                                                 --------         -------        -------
Net assets..................................................     $155,956         $12,969        $12,879
                                                                 ========         =======        =======
Number of units outstanding*................................       15,519           1,244          1,829
                                                                 --------         -------        -------
Net asset value per unit outstanding*.......................     $  10.05         $ 10.42        $  7.04
                                                                 ========         =======        =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                           ---------------------------------------------------------------------------------------------------
                               MONEY                                                           INTERNATIONAL      HIGH YIELD
                               MARKET           EQUITY         SMALL CAP         MANAGED           GROWTH            BOND
                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                           --------------   --------------   --------------   --------------   --------------   --------------
                           FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                           JULY 10, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*   JULY 23, 1997*
                              THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                1997             1997             1997             1997             1997             1997
                           --------------   --------------   --------------   --------------   --------------   --------------
Dividend income..........    $   12,988         $  431          $ 17,837         $ 19,108         $ 3,248           $1,806
                             ----------         ------          --------         --------         -------           ------
Realized and unrealized
  gain (loss) on
  investments (Note 2):
  Proceeds from sales....     1,130,952          1,169             2,372            4,593             796            1,560
  Cost of shares sold....     1,130,952          1,128             2,204            4,453             856            1,543
                             ----------         ------          --------         --------         -------           ------
Net realized gain (loss)
  on investments.........             0             41               168              140             (60)              17
Net increase (decrease)
  in unrealized
  appreciation of
  investments............             0            250           (11,007)         (16,670)         (2,929)            (624)
                             ----------         ------          --------         --------         -------           ------
Net realized and
  unrealized gain (loss)
  on investments.........             0            291           (10,839)         (16,530)         (2,989)            (607)
                             ----------         ------          --------         --------         -------           ------
Net increase in net
  assets resulting from
  operations.............    $   12,988         $  722          $  6,998         $  2,578         $   259           $1,199
                             ==========         ======          ========         ========         =======           ======

---------------
*Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ----------------------------------------------------
                                                           CAPITAL            STOCK            WORLDWIDE
                                                         APPRECIATION         INDEX         EMERGING MARKETS
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        --------------    --------------    ----------------
                                                        FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                                        JULY 23, 1997*    JULY 23, 1997*     JULY 23, 1997*
                                                           THROUGH           THROUGH            THROUGH
                                                         DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                             1997              1997               1997
                                                        --------------    --------------    ----------------
Dividend income.......................................     $ 1,295            $  496            $     0
                                                           -------            ------            -------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales.................................       1,526             1,161                473
  Cost of shares sold.................................       1,535             1,147                534
                                                           -------            ------            -------
Net realized gain (loss) on investments...............          (9)               14                (61)
Net increase (decrease) in unrealized appreciation of
  investment..........................................      (1,427)               54             (3,920)
                                                           -------            ------            -------
Net realized and unrealized gain (loss) on
  investments.........................................      (1,436)               68             (3,981)
                                                           -------            ------            -------
Net increase (decrease) in net assets resulting from
  operations..........................................     $  (141)           $  564            $(3,981)
                                                           =======            ======            =======

---------------
*Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ---------------------------------------------------------------------------------------
                                             MONEY                                                               INTERNATIONAL
                                            MARKET            EQUITY           SMALL CAP          MANAGED           GROWTH
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        ---------------   ---------------   ---------------   ---------------   ---------------
                                        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                        JULY 10, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**
                                            THROUGH           THROUGH           THROUGH           THROUGH           THROUGH
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                             1997              1997              1997              1997              1997
                                        ---------------   ---------------   ---------------   ---------------   ---------------
From operations:
  Net investment income...............    $    12,988         $   431          $ 17,837          $ 19,108          $  3,248
  Net realized gain (loss) on
    investments.......................              0              41               168               140               (60)
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................              0             250           (11,007)          (16,670)           (2,929)
                                          -----------         -------          --------          --------          --------
Net increase (decrease) in net assets
  resulting from operations...........         12,988             722             6,998             2,578               259
                                          -----------         -------          --------          --------          --------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      1,961,819          13,447           205,099           423,645           110,383
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................     (1,130,952)         (1,169)           (2,372)           (4,593)             (796)
                                          -----------         -------          --------          --------          --------
Net increase from unit transactions...        830,867          12,278           202,727           419,052           109,587
                                          -----------         -------          --------          --------          --------
Net increase in net assets............        843,855          13,000           209,725           421,630           109,846
Net assets beginning of period........              0               0                 0                 0                 0
                                          -----------         -------          --------          --------          --------
Net assets end of period*.............    $   843,855         $13,000          $209,725          $421,630          $109,846
                                          ===========         =======          ========          ========          ========
Units outstanding beginning of
  period..............................              0               0                 0                 0                 0
Units issued during the period........        194,816           1,345            18,848            40,836            12,113
Units redeemed during the period......       (111,731)           (113)             (220)             (445)              (22)
                                          -----------         -------          --------          --------          --------
Units outstanding end of period.......         83,085           1,232            18,628            40,391            12,091
                                          ===========         =======          ========          ========          ========

---------------
 *Includes undistributed net
  investment income of:...............    $    12,988         $   431          $ 17,837          $ 19,108          $  3,248
**Commencement of operations.

                                                     CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                        ----------------------------------------------------------------------
                                          HIGH YIELD          CAPITAL            STOCK           WORLDWIDE
                                             BOND          APPRECIATION          INDEX        EMERGING MARKETS
                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                        ---------------   ---------------   ---------------   ----------------
                                        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                        JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**   JULY 23, 1997**
                                            THROUGH           THROUGH           THROUGH           THROUGH
                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                             1997              1997              1997               1997
                                        ---------------   ---------------   ---------------   ----------------
From operations:
  Net investment income...............     $  1,806          $  1,295          $    496           $      0
  Net realized gain (loss) on
    investments.......................           17                (9)               14                (61)
  Net increase (decrease) in
    unrealized appreciation of
    investments.......................         (624)           (1,427)               54             (3,920)
                                           --------          --------          --------           --------
Net increase (decrease) in net assets
  resulting from operations...........        1,199              (141)              564             (3,981)
                                           --------          --------          --------           --------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      157,186           157,623            13,566             17,333
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................       (1,560)           (1,526)           (1,161)              (473)
                                           --------          --------          --------           --------
Net increase from unit transactions...      155,626           156,097            12,405             16,860
                                           --------          --------          --------           --------
Net increase in net assets............      156,825           155,956            12,969             12,879
Net assets beginning of period........            0                 0                 0                  0
                                           --------          --------          --------           --------
Net assets end of period*.............     $156,825          $155,956          $ 12,969           $ 12,879
                                           ========          ========          ========           ========
Units outstanding beginning of
  period..............................            0                 0                 0                  0
Units issued during the period........       15,033            15,672             1,357              1,883
Units redeemed during the period......         (151)             (153)             (113)               (54)
                                           --------          --------          --------           --------
Units outstanding end of period.......       14,882            15,519             1,244              1,829
                                           ========          ========          ========           ========
---------------
 *Includes undistributed net
  investment income of:...............     $  1,806          $  1,295          $    496           $      0
**Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance policies are presented here.

     There are currently fifteen Corporate Sponsored Variable Universal Subaccounts within the Variable Account. Six of the subaccounts have no assets and nine invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Investment Fund ("Dreyfus Fund"), the Dreyfus Stock Index Fund ("Dreyfus Index Fund"), and the Van Eck Insurance Trust ("Van Eck Trust") (collectively, the "Funds"). The subaccounts of the Corporate Sponsored Variable Universal Life commenced operations during 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Funds. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.

     Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Life Subaccounts for 1997 aggregated $45,707.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Corporate Sponsored Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                  MONEY                                             INTERNATIONAL   HIGH YIELD
                                 MARKET        EQUITY     SMALL CAP     MANAGED        GROWTH          BOND
                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                               -----------   ----------   ----------   ----------   -------------   ----------
Shares beginning of period:
  Shares.....................            0          0             0            0             0              0
  Amount.....................  $         0    $     0      $      0     $      0      $      0       $      0
                               -----------    -------      --------     --------      --------       --------
Shares acquired:
  Shares.....................    1,961,819        391         7,272        9,979        17,370         27,422
  Amount.....................  $ 1,961,819    $13,447      $205,099     $423,645      $110,383       $157,186
Shares received for
  reinvestment of dividends:
  Shares.....................       12,988         12           668          469           526            316
  Amount.....................  $    12,988    $   431      $ 17,837     $ 19,108      $  3,248       $  1,806
Shares redeemed:
  Shares.....................   (1,130,952)       (33)          (85)        (109)         (122)          (273)
  Amount.....................  $(1,130,952)   $(1,128)     $ (2,204)    $ (4,453)     $   (856)      $ (1,543)
                               -----------    -------      --------     --------      --------       --------
Net change:
  Shares.....................      843,855        370         7,855       10,339        17,774         27,465
  Amount.....................  $   843,855    $12,750      $220,732     $438,300      $112,775       $157,449
                               -----------    -------      --------     --------      --------       --------
Shares end of period:
  Shares.....................      843,855        370         7,855       10,339        17,774         27,465
  Amount.....................  $   843,855    $12,750      $220,732     $438,300      $112,775       $157,449
                               ===========    =======      ========     ========      ========       ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Corporate Sponsored Variable Universal Life at cost, at December 31, 1997 consist of the following:

                                                        CAPITAL         STOCK          WORLDWIDE
                                                      APPRECIATION      INDEX       EMERGING MARKETS
                                                       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                      ------------    ----------    ----------------
Shares beginning of period:
  Shares............................................           0             0                0
  Amount............................................    $      0       $     0          $     0
                                                        --------       -------          -------
Shares acquired:
  Shares............................................       5,598           529            1,205
  Amount............................................    $157,623       $13,566          $17,333
Shares received for reinvestment of dividends:
  Shares............................................          47            19                0
  Amount............................................    $  1,295       $   496          $     0
Shares redeemed:
  Shares............................................         (55)          (45)             (34)
  Amount............................................    $ (1,535)      $(1,147)         $  (534)
                                                        --------       -------          -------
Net change:
  Shares............................................       5,590           503            1,171
  Amount............................................    $157,383       $12,915          $16,799
                                                        --------       -------          -------
Shares end of period:
  Shares............................................       5,590           503            1,171
  Amount............................................    $157,383       $12,915          $16,799
                                                        ========       =======          =======

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                   AS OF JUNE 30, 1999 AND DECEMBER 31, 1998

                                                              JUNE 30,    DECEMBER 31,
                                                                1999          1998
                                                              --------    ------------
                                                                  ($ IN MILLIONS)
                                        ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,099.2      $1,044.2
Mortgage loans on real estate...............................     155.5         120.1
Policy loans................................................      54.5          52.1
Real estate to be disposed of...............................       1.2           0.0
Real estate held for investment.............................       6.9           8.3
Other invested assets.......................................       2.6           4.7
                                                              --------      --------
                                                               1,319.9       1,229.4
                                                              --------      --------
Cash and cash equivalents...................................      47.9         133.4
Accrued investment income...................................      20.5          19.5
Amounts due from reinsurers.................................      23.8          24.4
Deferred policy acquisition costs...........................     356.7         318.6
Other assets................................................      18.1          15.3
Separate account assets.....................................   4,337.0       4,148.8
                                                              --------      --------
          Total assets......................................  $6,123.9      $5,889.4
                                                              ========      ========
                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  123.0      $  112.0
Policyholders' account balances.............................   1,169.7       1,187.1
Other policyholders' liabilities............................      49.5          56.9
Accounts payable and other liabilities......................      78.2          67.9
Note payable to affiliate (Note 5)..........................      50.0           0.0
Current federal income taxes payable........................      16.8          13.2
Deferred federal income taxes...............................      10.0          13.7
Separate account liabilities................................   4,337.0       4,148.8
                                                              --------      --------
          Total liabilities.................................   5,834.2       5,599.6
Commitments and contingencies (Note 4)
Common stock, $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................       2.5           2.5
Capital in excess of par....................................     189.7         189.7
Retained earnings...........................................      99.0          89.6
Accumulated other comprehensive income......................      (1.5)          8.0
                                                              --------      --------
          Total shareholder's equity........................     289.7         289.8
                                                              --------      --------
          Total liabilities and shareholder's equity........  $6,123.9      $5,889.4
                                                              ========      ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
            FOR THE THREE-MONTH PERIODS ENDED JUNE 30, 1999 AND 1998

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $38.8     $30.0
Premiums....................................................    1.3       0.4
Net investment income.......................................   24.1      23.5
Net realized gains on investments...........................    1.0       2.0
Other income................................................    1.5       2.2
                                                              -----     -----
          Total revenues....................................   66.7      58.1
                                                              -----     -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   10.2       8.4
Interest credited to policyholders' account balances........   16.1      16.5
Amortization of deferred policy acquisition costs...........   10.0      11.8
Other operating costs and expenses..........................   20.2      20.5
                                                              -----     -----
          Total benefits and expenses.......................   56.5      57.2
                                                              -----     -----
Income before income taxes..................................   10.2       0.9
Income tax expense..........................................    3.5       0.3
                                                              -----     -----
Net income..................................................    6.7       0.6
Other comprehensive (loss) income, net......................   (6.0)      0.8
                                                              -----     -----
Comprehensive income........................................  $ 0.7     $ 1.4
                                                              =====     =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
             FOR THE SIX-MONTH PERIODS ENDED JUNE 30, 1999 AND 1998

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $ 71.3    $ 59.8
Premiums....................................................     2.3       0.5
Net investment income.......................................    48.3      47.8
Net realized gains on investments...........................     1.2       3.5
Other income................................................     3.1       4.0
                                                              ------    ------
          Total revenues....................................   126.2     115.6
                                                              ------    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    20.0      16.6
Interest credited to policyholders' account balances........    32.6      33.5
Amortization of deferred policy acquisition costs...........    20.0      22.5
Other operating costs and expenses..........................    39.2      36.2
                                                              ------    ------
          Total benefits and expenses.......................   111.8     108.8
                                                              ------    ------
Income before income taxes..................................    14.4       6.8
Income tax expense..........................................     5.0       2.4
                                                              ------    ------
Net income..................................................     9.4       4.4
Other comprehensive (loss) income, net......................    (9.5)      0.5
                                                              ------    ------
Comprehensive (loss) income.................................  $ (0.1)   $  4.9
                                                              ======    ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1999

                                                                              ACCUMULATED
                                                       CAPITAL                   OTHER           TOTAL
                                             COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                             STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                             ------   ---------   --------   -------------   -------------
                                                                    ($ IN MILLIONS)
Balance, December 31, 1998.................   $2.5     $189.7      $89.6         $ 8.0          $289.8
Comprehensive loss
  Net income...............................                          9.4                           9.4
  Other comprehensive loss:
     Unrealized gains on investments, net
       of unrealized losses,
       reclassification adjustments, and
       taxes...............................                                       (9.5)           (9.5)
                                                                                                ------
Comprehensive loss.........................                                                       (0.1)
                                              ----     ------      -----         -----          ------
Balance, June 30, 1999.....................   $2.5     $189.7      $99.0         $(1.5)         $289.7
                                              ====     ======      =====         =====          ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
             FOR THE SIX-MONTH PERIODS ENDED JUNE 30, 1999 AND 1998

                                                               1999       1998
                                                              -------    -------
                                                               ($ IN MILLIONS)
NET CASH USED IN OPERATING ACTIVITIES.......................  $ (22.5)   $  (1.1)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayment of:
  Fixed maturity securities.................................    138.6       89.7
  Mortgage loans on real estate.............................     12.0       10.3
  Real estate...............................................      0.0       14.4
  Other invested assets.....................................      3.7        0.8
Acquisitions of investments:
  Fixed maturity securities.................................   (229.0)    (109.2)
  Mortgage loans on real estate.............................    (47.5)     (13.5)
  Real estate...............................................     (0.3)      (0.5)
  Other invested assets.....................................     (0.9)      (0.3)
  Policy loans, net.........................................     (2.4)      (2.8)
  Other, net................................................     (0.2)       0.0
                                                              -------    -------
Net cash used in investing activities.......................   (126.0)     (11.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of note payable....................................     50.5        0.0
Repayments of debt..........................................     (0.5)       0.0
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    595.5      448.5
Return of policyholders' account balances on annuity and
  universal life policies...................................   (582.5)    (456.3)
                                                              -------    -------
Net cash provided by (used in) financing activities.........     63.0       (7.8)
                                                              -------    -------
Net decrease in cash and cash equivalents...................    (85.5)     (20.0)
Cash and cash equivalents, beginning of period..............    133.4       46.0
                                                              -------    -------
Cash and cash equivalents, end of period....................  $  47.9    $  26.0
                                                              =======    =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), a stock life insurance company. MONY Life is a wholly-owned subsidiary of The MONY Group Inc. (the "MONY Group"), a Delaware Corporation.

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1998 in the Company's 1998 Report on Form 10-K. The results of operations for the three-month and six-month periods ended June 30, 1999 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

4. COMMITMENTS AND CONTINGENCIES

     In late 1995 and thereafter, a number of purported class actions were commenced in various state and federal courts against MONY Life and the Company ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and/or universal life insurance policies from the early 1980s to the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primary equitable relief (e.g. reformation, specific performance, mandatory injunctive relief prohibiting the Companies from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one action being voluntarily held in abeyance), has denied any wrongdoing, and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued

                     MONY LIFE INSURANCE COMPANY OF AMERICA
by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions (with one exception discussed below) have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case. The Massachusetts District Court in the Multidistrict Litigation has entered an order essentially holding all of the federal cases in abeyance pending the action of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company on the merits. On March 18, 1999, the order by the New York State Supreme Court was affirmed by the New York State Appellate Division, First Department. On June 8, 1999, plaintiffs obtained leave from the New York State Court of Appeals to appeal the Appellate Division decision. Briefs will be filed during the summer and early fall, and oral argument before the Court of Appeals will take place on October 14, 1999. All actions before the United States District Court for the District of Massachusetts are still pending.

     In addition, on or about February 25, 1999, a purported class action was filed against the Company in Kentucky state court covering policyholders who purchased individual universal life insurance policies from the Company after January 1, 1988, claiming breach of contract and violations of the Kentucky Consumer Protection Act. On March 26, 1999, the Company removed that action to the United States District Court for the Eastern District of Kentucky, requested the Judicial Panel on multidistrict litigation to transfer the action to the multidistrict litigation in the District of Massachusetts and sought a stay of further proceedings in the Kentucky District Court pending a determination on multidistrict transfer. On April 19, 1999, the Judicial Panel entered a conditional transfer order transferring the case to the Federal District Court in Massachusetts. Plaintiffs have opposed the transfer, and oral argument on the Company's transfer motion took place before the Judicial Panel on July 22, 1999. On April 20, 1999, plaintiffs moved to remand the case to the Kentucky State Court. the Company has opposed the motion. On June 18, 1999, the Federal District Court denied the Company's motion for a stay and preliminary discovery has been initiated in the case.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the financial statements at June 30, 1999, resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At June 30, 1999, the Company had the following commitments outstanding:
$10.8 million of private fixed maturity securities with an interest rate of 7.3%, $6.4 million for a variable rate commercial mortgage loan with an initial interest rate of 7.2% and $9.1 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such agricultural loans range from 7.3% to 8.3%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value as of June 30, 1999 is $50.0 million.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

6. EARLY RETIREMENT PROGRAM

     On June 30, 1999, MONY Life announced a voluntary early retirement program for approximately 500 eligible employees. The program is part of an overall company-wide realignment of staff and resources, which may also include the elimination and/or shifting of certain job functions and the addition of employees with new skill sets. MONY Life anticipates a one-time restructuring charge will be taken in the third quarter of 1999, after the completion of the realignment program. In connection with the Company's servicing agreement with MONY Life, a portion of the restructuring charge will be allocated to the Company.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America

     In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, changes in shareholder's equity and cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

     As discussed in Note 2 to the financial statements, the Company adopted in 1996, Statements of Financial Accounting Standards No. 120 (SFAS 120) and Statements of Financial Accounting Standards Board Interpretation No. 40 (FIN
40) which required implementation of several accounting pronouncements not previously adopted. The effects of adopting SFAS 120 and FIN 40 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.

PricewaterhouseCoopers LLP

New York, New York
February 15, 1999, except for Note 12(b), as to which the date is March 22, 1999.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                 BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                1998        1997
                                                              --------    --------
                                                                ($ IN MILLIONS)
                                      ASSETS
INVESTMENTS:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,044.2    $1,099.4
Mortgage loans on real estate (Note 8)......................     120.1       132.5
Policy loans................................................      52.1        45.9
Real estate to be disposed of (Note 8)......................       0.0        19.2
Real estate held for investment (Note 8)....................       8.3         2.8
Other invested assets.......................................       4.7         5.1
                                                              --------    --------
                                                               1,229.4     1,304.9
                                                              ========    ========
Cash and cash equivalents...................................     133.4        46.0
Accrued investment income...................................      19.5        22.4
Amounts due from reinsurers.................................      24.4        13.0
Deferred policy acquisition costs...........................     318.6       281.6
Other assets................................................      15.3        16.9
Separate account assets.....................................   4,148.8     3,606.7
                                                              --------    --------
          Total assets......................................  $5,889.4    $5,291.5
                                                              ========    ========
                       LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  112.0    $  106.1
Policyholders' account balances.............................   1,187.1     1,215.7
Other policyholders' liabilities............................      56.9        41.2
Accounts payable and other liabilities......................      67.9        34.5
Current federal income taxes payable........................      13.2        17.8
Deferred federal income taxes (Note 5)......................      13.7         7.5
Separate account liabilities................................   4,148.8     3,606.7
                                                              --------    --------
          Total liabilities.................................   5,599.6     5,029.5
Commitments and contingencies (Note 12)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................       2.5         2.5
Capital in excess of par....................................     189.7       177.2
Retained earnings...........................................      89.6        75.4
Accumulated other comprehensive income......................       8.0         6.9
                                                              --------    --------
          Total shareholder's equity........................     289.8       262.0
                                                              --------    --------
          Total liabilities and shareholder's equity........  $5,889.4    $5,291.5
                                                              ========    ========

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996

                                                               1998      1997      1996
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $122.0    $100.8    $ 80.8
Premiums....................................................     1.7       0.1       0.0
Net investment income (Note 6)..............................    94.6      99.1     102.0
Net realized gains on investments (Note 6)..................     7.1       2.7       0.9
Other income................................................     7.6       5.5       4.8
                                                              ------    ------    ------
                                                               233.0     208.2     188.5
                                                              ------    ------    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    34.9      30.6      26.4
Interest credited to policyholders' account balances........    65.1      72.5      73.0
Amortization of deferred policy acquisition costs...........    35.5      46.3      36.6
Other operating costs and expenses..........................    75.6      46.0      39.4
                                                              ------    ------    ------
                                                               211.1     195.4     175.4
                                                              ------    ------    ------
Income before income taxes..................................    21.9      12.8      13.1
Income tax expense..........................................     7.7       4.5       4.6
                                                              ------    ------    ------
Net income..................................................    14.2       8.3       8.5
Other comprehensive income, net (Note 6)....................     1.1       3.3      (5.8)
                                                              ------    ------    ------
Comprehensive income........................................  $ 15.3    $ 11.6    $  2.7
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996

                                                                          ACCUMULATED
                                                   CAPITAL                   OTHER            TOTAL
                                         COMMON   IN EXCESS   RETAINED   COMPREHENSIVE    SHAREHOLDER'S
                                         STOCK     OF PAR     EARNINGS      INCOME           EQUITY
                                         ------   ---------   --------   -------------   ---------------
                                                                 ($ IN MILLIONS)
Balance, December 31, 1995.............   $2.5     $153.0      $ 58.6        $ 9.4           $223.5
Capital contribution...................              13.4                                      13.4
Comprehensive income
  Net income...........................                           8.5                           8.5
  Other comprehensive income:
     Unrealized gains on investments,
       net of unrealized losses,
       reclassification adjustments,
       and taxes (Note 6)..............                                       (5.8)            (5.8)
                                          ----     ------      ------        -----           ------
Comprehensive income...................                                                         2.7
                                                                                             ------
Balance, December 31, 1996.............    2.5      166.4        67.1          3.6            239.6
Capital contribution...................              10.8                                      10.8
Comprehensive income
  Net income...........................                           8.3                           8.3
  Other comprehensive income:
     Unrealized losses on investments,
       net of unrealized gains,
       reclassification adjustments,
       and taxes (Note 6)..............                                        3.3              3.3
                                          ----     ------      ------        -----           ------
Comprehensive income...................                                                        11.6
                                                                                             ------
Balance, December 31, 1997.............    2.5      177.2        75.4          6.9            262.0
Capital contribution...................              12.5                                      12.5
Comprehensive income
  Net income...........................                          14.2                          14.2
  Other comprehensive income:
     Unrealized gains on investments,
       net of unrealized losses,
       reclassification adjustments,
       and taxes (Note 6)..............                                        1.1              1.1
                                          ----     ------      ------        -----           ------
Comprehensive income...................                                                        15.3
                                                                                             ------
Balance, December 31, 1998.............   $2.5     $189.7      $ 89.6        $ 8.0           $289.8
                                          ====     ======      ======        =====           ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996

                                                               1998       1997       1996
                                                              -------    -------    -------
                                                                     ($ IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES (SEE NOTE 2):
Net income..................................................  $  14.2    $   8.3    $   8.5
Adjustments to reconcile net income to net cash (used
  in)/provided by operating activities:
  Interest credited to policyholders' account balances......     64.1       71.5       72.5
  Universal life and investment-type product policy fee
     income.................................................   (107.0)     (98.1)     (85.3)
  Capitalization of deferred policy acquisition costs.......    (74.9)     (73.8)     (68.5)
  Amortization of deferred policy acquisition costs.........     35.5       46.3       36.6
  Provision for depreciation and amortization...............      1.0        0.4        1.4
  Provision for deferred federal income taxes...............     (1.1)     (13.4)     (10.6)
  Net realized gains on investments.........................     (7.1)      (2.7)      (0.9)
  Change in other assets and accounts payable and other
     liabilities............................................     45.3       29.6       28.2
  Change in future policy benefits..........................      5.9        0.2        1.2
  Change in other policyholders' liabilities................     15.7        5.0        2.0
  Change in current federal income taxes payable............     (4.6)     (11.2)      15.0
                                                              -------    -------    -------
Net cash (used in) provided by operating activities.........    (13.0)     (37.9)       0.1
                                                              -------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................    171.4      130.6      134.8
  Equity securities.........................................      0.8        1.0        0.0
  Mortgage loans on real estate.............................     37.6       37.7       53.2
  Real estate...............................................     17.0       18.6       19.8
  Other invested assets.....................................      0.6        1.5        0.0
Acquisitions of investments:
  Fixed maturities..........................................   (109.2)    (157.6)    (163.8)
  Equity securities.........................................     (0.1)      (0.1)       0.0
  Mortgage loans on real estate.............................    (24.3)     (13.6)     (38.7)
  Real estate...............................................     (0.6)      (1.5)      (3.4)
  Other invested assets.....................................     (0.3)      (0.1)      (0.3)
  Policy loans, net.........................................     (6.2)      (4.4)      (3.3)
  Other.....................................................     (0.5)       0.3       (0.9)
                                                              -------    -------    -------
Net cash provided by (used in) investing activities.........  $  86.2    $  12.4    $  (2.6)
                                                              -------    -------    -------

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996

                                                               1998       1997       1996
                                                              -------    -------    -------
                                                                     ($ IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................  $ 811.8    $ 810.4    $ 753.5
Return of policyholders' account balances on annuity
  policies and universal life policies......................   (797.6)    (829.1)    (786.0)
                                                              -------    -------    -------
Net cash provided by (used in) financing activities.........     14.2      (18.7)     (32.5)
                                                              -------    -------    -------
Net increase (decrease) in cash and cash equivalents........     87.4      (44.2)     (35.0)
Cash and cash equivalents, beginning of year................     46.0       90.2      125.2
                                                              -------    -------    -------
Cash and cash equivalents, end of year......................  $ 133.4    $  46.0    $  90.2
                                                              =======    =======    =======
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for:
Income taxes................................................  $  13.4    $  29.1    $   0.0

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS:

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York (MONY Life), a stock life insurance company. MONY Life is a wholly owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  Basis of Presentation

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). Prior to 1996, the Company, as a wholly-owned stock insurance subsidiary of a mutual life insurance company (MONY Life), prepared its financial statements in conformity with accounting practices prescribed or permitted by the Arizona State Insurance Department ("SAP"), which accounting practices were considered to be GAAP for mutual life insurance companies and their wholly-owned stock insurance subsidiaries. As of January 1, 1996, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises (the "Interpretation"), and Statement of Financial Accounting Standards ("SFAS") No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Policies (the "Standard"). The Interpretation and the Standard require mutual life insurance companies and their wholly-owned stock insurance subsidiaries to adopt all applicable authoritative GAAP pronouncements in their general purpose financial statements. Accordingly, the initial effect of applying the Interpretation and the Standard has been reported retroactively through the restatement of previously issued financial statements presented herein for comparative purposes (see Note 13).

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, and (iii) valuation allowances for mortgage loans and real estate to be disposed of, and impairment writedowns for real estate held for investment.

     During 1997, the Company adopted SFAS No. 130, Reporting Comprehensive Income, which was issued by the FASB in June of 1997. SFAS No. 130 established standards for reporting and display of comprehensive income and its components in general purpose financial statements. All periods presented herein reflect the provisions of SFAS No. 130.

  Valuation of Investments and Realized Gains and Losses

     All of the Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These

                     MONY LIFE INSURANCE COMPANY OF AMERICA
adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

     Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

     Real estate held for investment, as well as related improvements, are generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate that management intends to sell is classified as "to be disposed of". Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

     Policy loans are carried at their unpaid principal balances.

     Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

     Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

     The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in contract rate. The contract rate for all products is 8 percent. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

     For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 5 to 20 years) based on the present value of the estimated gross premiums.

     DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

     Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.7%, 5.8%, and 5.8% for the years ended December 31, 1998, 1997, and 1996, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.6% for each of the years ended December 31, 1998, 1997, and 1996, respectively.

     GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

     The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

     The Company has reinsured certain of its life insurance and annuity business with life contingencies with MONY Life and other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

     The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer

                     MONY LIFE INSURANCE COMPANY OF AMERICA
over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

     For the years ended December 31, 1998, 1997, and 1996, respectively, real estate of $0.5 million, $0.0 million, and $0.0 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned real estate acquired in satisfaction of debt of $8.0 million and $21.7 million, respectively.

  New Accounting Pronouncements

     In January 1998, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty fund and other insurance-related assessments and when it may recognize an asset for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. SOP 97-3 is effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material effect on the Company's financial condition or results of operations.

     In June 1998, The FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133 is effective for fiscal years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.

3.  RELATED PARTY TRANSACTIONS:

     MONY Life has guaranteed to certain states that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to those states.

     At December 31, 1998 and 1997, approximately 23% and 26% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100% of the Company's real estate and joint venture investments were held through joint participation with MONY Life at December 31, 1998 and 1997.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75 percent of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY Life of $0.1 million in each of the years ending December 31, 1998, 1997 and 1996.

     The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 1998, 1997, and 1996, the Company incurred expenses of $63.6 million, $37.1 million and $32.3 million as a result of such allocations. The allocated costs, however, are only partially reimbursable to MONY Life by the Company. Accordingly, the Company recorded capital contributions from MONY Life of $12.5 million, $10.8 million, and $13.4 million during 1998, 1997 and 1996 respectively. At December 31, 1998 and 1997 the Company had a payable to MONY Life in connection with this service agreement of $9.0 million and $10.7 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

     The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.9 million; $1.0 million and $0.7 million for 1998, 1997 and 1996, respectively. In addition, the Company recorded an intercompany payable of $88,401 and $81,414 at December 31, 1998 and 1997, respectively, related to this agreement which is included in Accounts payable and other liabilities in the balance sheet.

     In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $2.0 million, $2.6 million and $2.6 million for 1998, 1997 and 1996, respectively. In addition, the Company recorded an intercompany (receivable)/payable of $(0.2) million and $0.3 million at December 31, 1998 and 1997, respectively, related to these agreements.

4.  DEFERRED POLICY ACQUISITION COSTS:

     Policy acquisition costs deferred and amortized in 1998, 1997 and 1996 are as follows ($ in millions):

                                                               1998      1997      1996
                                                              ------    ------    ------
Balance, beginning of year..................................  $281.6    $262.3    $219.4
Costs deferred during the year..............................    75.0      73.8      68.5
Amortized to expense during the year........................   (35.5)    (46.3)    (36.6)
Effect on DAC from unrealized gains (losses) (see Note 2)...    (2.5)     (8.2)     11.0
                                                              ------    ------    ------
Balance, end of year........................................  $318.6    $281.6    $262.3
                                                              ======    ======    ======

5.  FEDERAL INCOME TAXES:

     The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal

                     MONY LIFE INSURANCE COMPANY OF AMERICA

Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below ($ in millions):

                                                              1998     1997     1996
                                                              -----    -----    -----
Federal income tax expense (benefit):
  Current...................................................  $ 8.8    $17.9    $15.2
  Deferred..................................................   (1.1)   (13.4)   (10.6)
                                                              -----    -----    -----
          Total.............................................  $ 7.7    $ 4.5    $ 4.6
                                                              =====    =====    =====

     Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows ($ in millions):

                                                              1998     1997     1996
                                                              -----    -----    -----
Tax at statutory rate.......................................  $ 7.7    $ 4.5    $ 4.6
Dividends received deduction................................   (1.1)    (1.2)    (0.8)
Other.......................................................    1.1      1.2      0.8
                                                              -----    -----    -----
Provision for income taxes..................................  $ 7.7    $ 4.5    $ 4.6
                                                              =====    =====    =====

     The Company's federal income tax returns for years through 1991 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

     The components of deferred tax liabilities and assets at December 31, 1998 and 1997 are as follows ($ in millions):

                                                               1998     1997
                                                              ------    -----
Deferred policy acquisition costs...........................  $ 91.8    $81.7
Fixed maturities............................................    12.0      9.6
Other (net).................................................     4.4      5.1
                                                              ------    -----
Total deferred tax liabilities..............................   108.2     96.4
                                                              ------    -----
Policyholder and separate account liabilities...............    93.7     88.8
Real estate and mortgages...................................     0.8      0.1
                                                              ------    -----
Total deferred tax assets...................................    94.5     88.9
                                                              ------    -----
Net deferred tax liability..................................  $ 13.7    $ 7.5
                                                              ======    =====

     The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

6. INVESTMENT INCOME, REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES), AND OTHER COMPREHENSIVE INCOME:

     Net investment income for the years ended December 31, 1998, 1997 and 1996 was derived from the following sources ($ in millions):

                                                              1998      1997      1996
                                                              -----    ------    ------
NET INVESTMENT INCOME
Fixed maturities............................................  $77.2    $ 78.4    $ 76.7
Mortgage loans..............................................   11.0      12.1      14.7
Real estate.................................................    0.5       2.0       3.7
Policy loans................................................    3.6       3.5       2.7
Other investments (including cash & cash equivalents).......    5.3       6.4       7.3
                                                              -----    ------    ------
Total investment income.....................................   97.6     102.4     105.1
Investment expenses.........................................    3.0       3.3       3.1
                                                              -----    ------    ------
Net investment income.......................................  $94.6    $ 99.1    $102.0
                                                              =====    ======    ======

     Net realized gains (losses) on investments for the years ended December 31, 1998, 1997 and 1996 are summarized as follows ($ in millions):

                                                              1998      1997      1996
                                                              -----    ------    ------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturities............................................  $ 2.6    $ (0.7)   $  0.1
Mortgage loans..............................................    1.4       2.4       0.7
Real estate.................................................    2.5       0.5       0.8
Other invested assets.......................................    0.6       0.5      (0.7)
                                                              -----    ------    ------
Net realized gains on investments...........................  $ 7.1    $  2.7    $  0.9
                                                              =====    ======    ======

     The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 1998, 1997, and 1996. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented ($ in millions):

                                                              1998     1997      1996
                                                              -----    -----    ------
CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturities............................................  $ 4.8    $13.2    $(20.4)
Other.......................................................   (0.6)     0.1       0.5
                                                              -----    -----    ------
Subtotal....................................................    4.2     13.3     (19.9)
Effect on unrealized gains (losses) on investments
  attributable to:
  DAC.......................................................   (2.5)    (8.2)     11.0
  Deferred federal income taxes.............................   (0.6)    (1.8)      3.1
                                                              -----    -----    ------
Change in unrealized gains (losses) on investments, net.....  $ 1.1    $ 3.3    $ (5.8)
                                                              =====    =====    ======

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The following table sets forth the reclassification adjustments required for the years ended December 31, 1998, 1997, and 1996 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods ($ in millions):

                                                              1998     1997      1996
                                                              -----    -----    ------
RECLASSIFICATION ADJUSTMENTS
Unrealized gains (losses) on investments arising during
  period....................................................  $ 1.9    $ 3.3    $ (5.8)
Reclassification adjustment for gains included in net
  income....................................................   (0.8)     0.0       0.0
                                                              -----    -----    ------
Unrealized gains (losses) on investments, net of
  reclassification adjustments..............................  $ 1.1    $ 3.3    $ (5.8)
                                                              =====    =====    ======

     Unrealized gains (losses) on investments arising during the period reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense (benefit) of $0.1 million, $1.8 million, and ($3.1) million, respectively, and ($0.5) million, ($8.2) million, and $11.0 million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

     Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense (benefit) of $0.5 million, $0.0 million and $0.0 million, respectively, and ($2.0) million, $0.0 million and $0.0 million, respectively, relating to the effect of such amounts on DAC.

7.  INVESTMENTS:

  Fixed Maturity Securities Available-For-Sale:

     The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available for sale as of December 31, 1998 and December 31, 1997 are as follows ($ in millions):

                                                                      GROSS          GROSS           ESTIMATED
                                                 AMORTIZED         UNREALIZED     UNREALIZED           FAIR
                                                   COST               GAINS         LOSSES             VALUE
                                            -------------------   -------------   -----------   -------------------
                                              1998       1997     1998    1997    1998   1997     1998       1997
                                            --------   --------   -----   -----   ----   ----   --------   --------
US Treasury securities and obligations of
  U.S government agencies.................  $    5.3   $    5.9   $ 0.0   $ 0.0   $0.0   $0.0   $    5.3   $    5.9
Collateralized mortgage obligations:
  Government agency-backed................     106.3      123.7     1.9     2.2   0.0    0.1       108.2      125.8
  Non-agency backed.......................      37.7       40.6     1.8     2.0   0.0    0.1        39.5       42.5
Other asset-backed securities:
  Government agency-backed................       0.1        0.2     0.0     0.0   0.0    0.0         0.1        0.2
  Non-agency backed.......................      83.4       87.5     1.9     2.1   0.3    0.1        85.0       89.5
Utilities.................................     120.9      123.8     5.0     3.1   2.7    0.2       123.2      126.7
Corporate bonds...........................     645.8      676.5    23.2    18.0   0.8    1.7       668.2      692.8
Affiliates................................      14.7       16.0     0.0     0.0   0.0    0.0        14.7       16.0
                                            --------   --------   -----   -----   ----   ----   --------   --------
         Total............................  $1,014.2   $1,074.2   $33.8   $27.4   $3.8   $2.2   $1,044.2   $1,099.4
                                            ========   ========   =====   =====   ====   ====   ========   ========

     The carrying value of the Company's fixed maturity securities at December 31, 1998 and 1997 is net of adjustments for impairments in value deemed to be other than temporary of $0.5 million and $0.9 million, respectively.

     At December 31, 1998 and 1997, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

     The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition or
(iv) are deemed to have other than temporary impairments to value, as "problem

                     MONY LIFE INSURANCE COMPANY OF AMERICA
fixed maturity securities." At December 31, 1998 and 1997, the carrying value of problem fixed maturities held by the Company was $4.4 million and $4.6 million, respectively. In addition, at December 31, 1998, the Company held $2.7 million of fixed maturity securities which had been restructured. There were no fixed maturity securities which were restructured at December 31, 1997. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturity securities amounted to $0.3 million for the year ended December 31, 1998. Gross interest income on these fixed maturity securities included in net investment income aggregated $0.5 million for the year ended December 31, 1998.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates, (excluding scheduled sinking funds) as of December 31, 1998 are as follows ($ in millions):

                                                                       1998
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
Due in one year or less.....................................  $   90.0      $   90.4
Due after one year through five years.......................     306.8         315.5
Due after five years through ten years......................     284.7         299.2
Due after ten years.........................................     105.2         106.3
                                                              --------      --------
          Subtotal..........................................     786.7         811.4
Mortgage- and asset-backed securities.......................     227.5         232.8
                                                              --------      --------
          Total.............................................  $1,014.2      $1,044.2
                                                              ========      ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of fixed maturity securities during 1998, 1997 and 1996 were $45.1 million, $31.3 million and $13.3 million, respectively. Gross gains of $0.7 million, $0.5 million, and $0.2 million and gross losses of $0.1 million, $1.1 million, and $0.3 million were realized on these sales, respectively.

8.  MORTGAGE LOANS ON REAL ESTATE AND REAL ESTATE:

     Mortgage loans on real estate at December 31, 1998 and 1997 consist of the following ($ in millions):

                                                               1998      1997
                                                              ------    ------
Commercial mortgage loans...................................  $ 28.5    $ 35.5
Agricultural and other loans................................    93.5      99.5
                                                              ------    ------
Total loans.................................................   122.0     135.0
Less: valuation allowances..................................    (1.9)     (2.5)
                                                              ------    ------
Mortgage loans, net of valuation allowances.................  $120.1    $132.5
                                                              ======    ======

     An analysis of the valuation allowances for 1998, 1997 and 1996 is as follows ($ in millions):

                                                              1998     1997     1996
                                                              -----    -----    -----
Balance, beginning of year..................................  $ 2.5    $ 4.6    $ 5.1
Increase (decrease) in allowance............................   (0.4)    (0.3)    (0.5)
Reduction due to pay downs and pay offs.....................    0.0     (1.8)     0.0
Transfers to real estate....................................   (0.2)     0.0      0.0
                                                              -----    -----    -----
Balance, end of year........................................  $ 1.9    $ 2.5    $ 4.6
                                                              =====    =====    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Impaired mortgage loans along with related valuation allowances were as follows ($ in millions):

                                                              1998     1997
                                                              -----    -----
Investment in impaired mortgage loans (before valuation
  allowances):
Loans that have valuation allowances........................  $ 9.4    $ 9.9
Loans that do not have valuation allowances.................    5.8      6.5
                                                              -----    -----
          Subtotal..........................................   15.2     16.4
Valuation allowances........................................   (0.5)    (0.9)
                                                              -----    -----
          Impaired mortgage loans, net of valuation
           allowances.......................................  $14.7    $15.5
                                                              =====    =====

     Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

     During 1998 and 1997, the average recorded investment in impaired mortgage loans was approximately $15.1 million and $16.3 million, respectively. During 1998, 1997, and 1996, the Company recognized $1.1 million, $1.1 million, and $1.4 million, respectively, of interest income on impaired loans.

     At December 31, 1998 and 1997, there were no mortgage loans which were non-income producing for the twelve months preceding such dates.

     At December 31, 1998 and 1997, the Company had restructured mortgage loans of $14.3 million and $13.5 million, respectively. Interest income of $1.0 million, $1.0 million, and $1.2 million was recognized on restructured mortgage loans in 1998, 1997, and 1996, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.4 million in 1998, 1997 and 1996.

     The following table summarizes the Company's real estate at December 31, 1998 and 1997 ($ in millions):

                                                              AS OF DECEMBER 31,
                                                              ------------------
                                                               1998        1997
                                                              ------      ------
Real estate to be disposed of(1)............................  $  --       $30.3
Impairment writedowns.......................................     --        (8.9)
Valuation allowance.........................................     --        (2.2)
                                                              -----       -----
Carrying value of real estate to be disposed of.............  $  --       $19.2
                                                              =====       =====
Real estate held for investment(2)..........................  $10.2       $ 3.3
Impairment writedowns.......................................   (1.9)       (0.5)
                                                              -----       -----
Carrying value of real estate held for investment...........  $ 8.3       $ 2.8
                                                              =====       =====

---------------
(1) Amounts presented as of December 31, 1998 and 1997 are net of $0.0 million and $8.9 million, respectively, relating to impairments taken upon foreclosure of mortgage loans.

(2) Amounts presented as of December 31, 1998 and 1997 are net of $1.6 million and $0.6 million, respectively, relating to impairments taken upon foreclosure of mortgage loans.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     An analysis of the valuation allowances relating to real estate classified as to be disposed of for the years ended December 31, 1998, 1997 and 1996 is as follows ($ in millions):

                                                              1998     1997     1996
                                                              -----    -----    -----
Balance, beginning of year..................................  $ 2.2    $ 2.2    $ 2.5
Increase (decrease) due to/from transfers of properties to
  real estate to be disposed of during the year.............   (0.3)     1.2      0.6
Increases (decreases) in valuation allowances from the end
  of the prior period on properties still held for
  disposal..................................................    0.0     (0.2)    (0.2)
Decreases as a result of sales..............................   (1.9)    (1.0)    (0.7)
                                                              -----    -----    -----
Balance, end of year........................................  $ 0.0    $ 2.2    $ 2.2
                                                              =====    =====    =====

     Real estate is net of accumulated depreciation of $1.9 million and $2.8 million for 1998 and 1997, respectively, and depreciation expense recorded was $0.6 million, $0.4 million and $0.8 million for the years ended December 31, 1998, 1997 and 1996, respectively.

     At December 31, 1998 and 1997, there was no real estate which was non-income producing for the twelve months preceding such dates.

     The carrying value of impaired real estate as of December 31, 1998 and 1997 was $8.3 million and $2.8 million, respectively. The depreciated cost of such real estate as of December 31, 1998 and 1997 was $10.2 million and $3.3 million before impairment writedowns of $1.9 million and $0.5 million, respectively. The aforementioned impairments occurred primarily as a result of low occupancy levels and other market related factors. There were no losses recorded during 1998, 1997, and 1996 related to impaired real estate.

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of the Company's financial instruments approximate their carrying amounts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

     The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy Loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

  Separate Account Assets and Liabilities

     The estimated fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes surrender charges.

  Investment-Type Contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

10.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis under various reinsurance contracts. The Company's general practice is to retain no more than $0.5 million of risk on any one person for individual products and $0.5 million for last survivor products.

     The following table summarizes the effect of reinsurance for the years indicated ($ in millions):

                                                              1998     1997     1996
                                                              -----    -----    -----
Direct premiums.............................................  $ 2.5    $ 0.1    $ 0.0
Reinsurance ceded...........................................   (0.8)     0.0      0.0
                                                              -----    -----    -----
     Net premiums...........................................  $ 1.7    $ 0.1    $ 0.0
                                                              =====    =====    =====
Universal life and investment type product policy fee income
  ceded.....................................................  $17.4    $16.1    $14.6
                                                              =====    =====    =====
Policyholders' benefits ceded...............................  $21.8    $12.1    $17.6
                                                              =====    =====    =====

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

11.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 1998 and 1997, securities loaned by the Company under this agreement had a carrying value of approximately $4.1 million and $0.1 million, respectively. The minimum collateral on securities loaned is 102 percent of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk:

     At December 31, 1998 and 1997, the Company had no single investment or series of investments with a single issuer, (excluding US Treasury securities and obligations of U.S. government agencies) exceeding 1.5% of total cash and invested assets.

     The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 1998 are Consumer Goods and Services of $138.5 million (13.3%), Non-Government Asset/Mortgage-Backed of $124.5 million

                     MONY LIFE INSURANCE COMPANY OF AMERICA

(11.9%), Public Utilities of $123.2 million (11.8%), Financial Services of $119.8 million (11.5%), Other Manufacturing of $116.4 million (11.1%), Government and Agencies of $113.6 million (10.9%), and Energy of $112.1 million (10.7%).

     At December 31, 1997 the industries that comprise 10% or more of the carrying value Company's fixed maturity securities were Financial Services of $136.1 million (12.4%), Non-Government Asset/Mortgage Backed of $132.0 million (12.0%), Government and Agencies of $131.9 million (12.0%), Energy of $131.2 million (11.9%), Public Utilities of $126.7 million (11.5%), and Consumer Goods and Services of $121.4 million (11.1%).

     The Company holds below investment grade fixed maturity securities with a carrying value of $52.3 million at December 31, 1998. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 1997, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $79.2 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate (including partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1998 and 1997 are as follows ($ in millions):

                                                               1998                 1997
                                                          ---------------      ---------------
GEOGRAPHIC REGION
West....................................................  $ 54.9     42.7%     $ 53.4     34.5%
Mountain................................................    25.9     20.2        34.1     22.1
Southwest...............................................    14.6     11.4        16.2     10.5
Northeast...............................................    13.9     10.8        24.0     15.5
Midwest.................................................    13.2     10.3        14.5      9.4
Southeast...............................................     5.9      4.6        12.3      8.0
                                                          ------    -----      ------    -----
     Total..............................................  $128.4    100.0%     $154.5    100.0%
                                                          ======    =====      ======    =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1998 are: California, $31.3 million (24.4%); Washington, $17.0 million (13.2%); New York, $13.9 million (10.8%); Texas, $9.7 million (7.6%); Idaho, $8.1 million (6.3%); Missouri, $7.4 million (5.8%); and Oregon, $6.6 million (5.1%).

     As of December 31, 1998 and 1997, the real estate and mortgage loan portfolio was also diversified as follows ($ in millions):

                                                                 1998               1997
                                                            ---------------    ---------------
PROPERTY TYPE
Agricultural..............................................  $ 92.5     72.0%   $ 98.5     63.7%
Office buildings..........................................    14.9     11.6      23.1     15.0
Retail....................................................     6.0      4.7       9.5      6.1
Hotel.....................................................     5.1      4.0       8.6      5.6
Industrial................................................     4.6      3.6       7.2      4.7
Other.....................................................     3.9      3.0       4.3      2.8
Apartment Buildings.......................................     1.4      1.1       3.3      2.1
                                                            ------    -----    ------    -----
     Total................................................  $128.4    100.0%   $154.5    100.0%
                                                            ======    =====    ======    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

12.  COMMITMENTS AND CONTINGENCIES:

     (a) In late 1995 and thereafter, a number of purported class actions were commenced in various state and federal courts against MONY Life and the Company ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and/or universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one recently filed action and another being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions (with one exception discussed below) have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case. The Massachusetts District Court in the Multidistrict Litigation has entered an order essentially holding all of the federal cases in abeyance pending the outcome of the Goshen case. On October 21, 1997, the New York State Supreme Court granted the Companies' motion for summary judgment and dismissed all claims filed in the Goshen case against the Companies' on the merits.

     In addition to the foregoing, from time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At December 31, 1998, the Company had commitments to issue $9.7 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.75% to 7.50%. The Company had no private fixed maturity securities commitments outstanding as of December 31, 1998. In addition, at that date the Company had no outstanding commitments to issue any fixed rate commercial mortgage loans.

     (b) The order, referred to above, by the New York State Supreme Court on October 21, 1997 was affirmed by the New York State Appellate Division, First Department on March 18, 1999. All actions before the United States District Court for the District of Massachusetts are still pending. In addition, on or about February 25, 1999, a purported class action was filed against the Company in Kentucky State Court covering policyholders who purchased individual universal life insurance policies from the Company after January 1, 1988 claiming breach of contract and violations of the Kentucky Consumer Protection Act. On March 26, 1999, the Company removed that action to the United States District Court for the Eastern District of Kentucky, requested the Judicial Panel on the multidistrict litigation to transfer the action to the multidistrict

                     MONY LIFE INSURANCE COMPANY OF AMERICA
litigation in the District of Massachusetts and sought a stay of further proceedings in the Kentucky District Court pending a determination on the multidistrict transfer. The Company intends vigorously to defend that litigation. Due to the early stage of this litigation no determination can be made as to whether the Company will incur any loss with respect to this matter.

13.  STATUTORY FINANCIAL INFORMATION AND REGULATORY RISK-BASED CAPITAL
DISCLOSURE:

     Financial statements of the Company prepared in accordance with SAP for filing with the Arizona State Insurance Department (the "Department") differ from financial statements of the Company prepared in accordance with GAAP. The principal differences result from the following: (i) acquisition costs are charged to operations as incurred under SAP rather than being amortized over the expected life of the contracts under GAAP; (ii) certain assets designated as "non-admitted assets" are charged directly to statutory surplus under SAP but are reflected as assets under GAAP; (iii) federal income taxes are provided only on taxable income for which income taxes are currently payable under SAP, whereas under GAAP deferred income taxes are recognized; (iv) an interest maintenance reserve ("IMR") and asset valuation reserve ("AVR") are computed based on specific statutory requirements and recorded under SAP, whereas under GAAP, such reserves are not recognized; (v) premiums for universal life and investment-type products are recognized as revenue when due under SAP, whereas under GAAP, such amounts are recorded as deposits and not included in the Company's revenues; (vi) future policy benefit reserves are based on specific statutory requirements regarding mortality and interest, without consideration of withdrawals, and are reported net of reinsurance under SAP, whereas, under GAAP, such reserves are calculated using a net level premium method based on actuarial assumptions equal to guaranteed mortality rates and are reported gross of reinsurance; (vii) investments in bonds are generally carried at amortized cost under SAP, whereas under GAAP, such investments are classified as "available for sale" and reported at estimated fair value; and (viii) methods used for calculating real estate and mortgage loan impairments, valuation allowances, and real estate depreciation under GAAP are different from those permitted under SAP.

     The Company is restricted as to the amounts it may pay as dividends to MONY Life. Under the Arizona Insurance Law, the Arizona Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. Under the insurance laws of the State of Arizona, the Company's state of domicile, dividends or distributions in a twelve-month period exceeding the lesser of either 10 percent of an insurance company's surplus or 100% of net income, excluding realized gains, for the previous calendar year are generally considered extraordinary and require such approval. Insurance Department has established informal guidelines for the Superintendent's determinations which focus upon, among other things, the overall financial condition and profitability of the insurer under SAP.

     Set forth below are reconciliations of the Company's combined capital and surplus and the net change in capital and surplus, determined in accordance with SAP, with its equity and net income reported in accordance with GAAP as of and for each year ended December 31, 1998, 1997, and 1996, respectively. The reconciliations for 1996 also present the effect of restating previously reported amounts as of and for the year ended December 31, 1996 for the adoption of the Interpretation and the Standard (see Note 2).

                                                                1998        1997        1996
                                                              --------    --------    --------
                                                                      ($ IN MILLIONS)
Capital and surplus.........................................  $  146.8    $  133.2    $  121.8
AVR.........................................................      15.0        16.3        17.9
                                                              --------    --------    --------
Capital and surplus, and AVR................................     161.8       149.5       139.7

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                                                1998        1997        1996
                                                              --------    --------    --------
                                                                      ($ IN MILLIONS)
Adjustments:
  Future policy benefits and policyholders' account
     balances...............................................    (226.3)     (207.3)     (173.2)
  Deferred policy acquisition costs.........................     318.6       281.6       262.3
  Valuation of investments:
     Real estate............................................       2.7         2.4        (0.5)
     Mortgage loans.........................................      (1.8)       (2.3)       (4.7)
     Fixed maturity securities..............................      29.5        24.7        12.0
     Other..................................................       5.4         4.0         3.6
  Deferred federal income taxes.............................     (13.7)       (7.5)      (13.3)
  Other, net................................................      13.6        16.9        13.7
                                                              --------    --------    --------
GAAP equity.................................................  $  289.8    $  262.0    $  239.6
                                                              ========    ========    ========

Net change in capital and surplus...........................  $   13.6    $   11.4    $    6.2
Change in AVR...............................................      (1.3)       (1.6)        3.9
                                                              --------    --------    --------
Net change in capital and surplus, and AVR..................      12.3         9.8        10.1
Adjustments:
  Future policy benefits and policyholders' account
     balances...............................................     (19.0)      (34.1)      (25.7)
  Deferred policy acquisition costs.........................      39.4        27.5        31.9
  Valuation of investments
     Real estate............................................       0.3         2.9         1.5
     Mortgage loans.........................................       0.5         2.4         0.4
     Fixed maturity securities..............................       0.0        (0.5)       (1.8)
     Other..................................................       1.4         0.4         0.5
  Deferred federal income taxes.............................       1.1        13.4        10.6
  Other, net................................................     (21.8)      (13.5)      (19.0)
                                                              --------    --------    --------
Net income..................................................  $   14.2    $    8.3    $    8.5
                                                              ========    ========    ========

     The difference between statutory basis "net income" and the "net change in capital and surplus, and AVR" reflected in the reconciliation above primarily relates to the AVR, unrealized gains (losses) on equity securities, non-admitted assets, and certain contingency provisions. which for statutory reporting purposes are charged directly to surplus and are not reflected in statutory basis net income. Statutory net income reported by the Company for the years ended December 31, 1998, 1997, and 1996 was $11.1 million, $9.7 million, and $8.0 million, respectively.

     In March 1998, the National Association of Insurance Commissioners ("NAIC") voted to adopt its Codification of Statutory Accounting Principles project (referred to hereafter as "codification"). Codification is a modified form of statutory accounting principles that will result in changes to the current NAIC Accounting Practices and Procedures Manual applicable to insurance enterprises. Although adoption of codification by all states is not a certainty, the NAIC has recommended that all states enact codification as soon as practicable with an effective date of January 1, 2001. It is currently anticipated that codification will become a NAIC state accreditation requirement starting in 2002. In addition, the American Institute of Certified Public Accountants and the NAIC have agreed to continue to allow the use of certain permitted

                     MONY LIFE INSURANCE COMPANY OF AMERICA
accounting practices when codification becomes effective in 2001. Any accounting differences from codification principles, however, must be disclosed and quantified in the footnotes to the audited financial statements. Therefore, codification will likely result in changes to what are currently considered prescribed statutory insurance accounting practices.

     Each insurance company's state of domicile imposes minimum risk-based capital requirements. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk based capital requirements.

     As part of their routine regulatory oversight, the Department recently completed an examination of the Company for each of the three years in the period ended December 31, 1996. The report did not cite any matters which will result in a material effect on the Company's financial condition or results of operations.

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                      ATTAINED AGE                        DEATH BENEFIT
                      ------------                        -------------
40 and Under............................................       250%
41......................................................       243
42......................................................       236
43......................................................       229
44......................................................       222
45......................................................       215
46......................................................       209
47......................................................       203
48......................................................       197
49......................................................       191
50......................................................       185
51......................................................       178
52......................................................       171
53......................................................       164
54......................................................       157
55......................................................       150
56......................................................       146
57......................................................       142
58......................................................       138
59......................................................       134
60......................................................       130
61......................................................       128
62......................................................       126
63......................................................       124
64......................................................       122
65......................................................       120
66......................................................       119
67......................................................       118
68......................................................       117
69......................................................       116
70......................................................       115
71......................................................       113
72......................................................       111
73......................................................       109
74......................................................       107
75-90...................................................       105
91......................................................       104
92......................................................       103
93......................................................       102
94......................................................       101
95......................................................       100

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
40 and Under....................................             250%
41..............................................             243
42..............................................             236
43..............................................             229
44..............................................             222
45..............................................             215
46..............................................             209
47..............................................             203
48..............................................             197
49..............................................             191
50..............................................             185
51..............................................             178
52..............................................             211
53..............................................             210
54..............................................             208
55..............................................             206
56..............................................             204
57..............................................             203
58..............................................             202
59..............................................             203
60..............................................             204
61..............................................             205
62..............................................             206
63..............................................             207
64..............................................             208
65..............................................             209
66..............................................             210
67..............................................             211
68..............................................             212
69..............................................             213
70..............................................             214
71..............................................             215
72..............................................             216
73..............................................             217
74..............................................             218
75..............................................             214
76..............................................             207
77..............................................             199
78..............................................             192
79..............................................             186
80..............................................             180
81..............................................             174
82..............................................             169

                  ATTAINED AGE                      APPLICABLE PERCENTAGE
                  ------------                      ---------------------
83..............................................             164
84..............................................             159
85..............................................             145
86..............................................             133
87..............................................             120
88..............................................             105
89..............................................             105
90..............................................             105
91..............................................             104
92..............................................             103
93..............................................             102
94..............................................             101
95..............................................             100

                                   APPENDIX C

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                      MALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         728.68%                      590.77%
19.........................         707.62                       574.17
20.........................         687.37                       558.07
21.........................         667.46                       542.22
22.........................         647.92                       526.63
23.........................         628.74                       511.31
24.........................         609.54                       496.26
25.........................         590.76                       481.26
26.........................         572.38                       466.56
27.........................         554.10                       451.96
28.........................         536.27                       437.70
29.........................         518.88                       423.75
30.........................         501.92                       410.14
31.........................         485.40                       397.00
32.........................         469.31                       384.18
33.........................         453.85                       371.79
34.........................         438.80                       359.81
35.........................         424.14                       348.23
36.........................         410.04                       337.03
37.........................         396.46                       326.18
38.........................         383.38                       315.76
39.........................         370.76                       305.81
40.........................         358.57                       296.22
41.........................         346.81                       287.04
42.........................         335.54                       278.22
43.........................         324.63                       269.81
44.........................         314.16                       261.75
45.........................         304.09                       254.03
46.........................         294.39                       246.61
47.........................         285.04                       239.50
48.........................         276.02                       232.68
49.........................         267.36                       226.16
50.........................         259.04                       219.90
51.........................         251.02                       213.88
52.........................         243.33                       208.11
53.........................         235.94                       202.60
54.........................         228.86                       197.34
55.........................         222.06                       192.33
56.........................         215.56                       187.55
57.........................         209.33                       182.99
58.........................         203.37                       178.63

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
59.........................         197.66                       174.46
60.........................         192.20                       170.45
61.........................         186.98                       166.61
62.........................         181.99                       162.94
63.........................         177.22                       159.45
64.........................         172.68                       156.13
65.........................         168.35                       152.99
66.........................         164.24                       150.02
67.........................         160.33                       147.20
68.........................         156.60                       144.52
69.........................         153.06                       141.95
70.........................         149.67                       139.49
71.........................         146.45                       137.14
72.........................         143.43                       134.90
73.........................         140.55                       132.78
74.........................         137.83                       130.79
75.........................         135.30                       128.92
76.........................         132.92                       127.18
77.........................         130.69                       125.56
78.........................         128.59                       124.03
79.........................         126.59                       122.59
80.........................         124.70                       121.20
81.........................         122.89                       119.86
82.........................         121.17                       118.59
83.........................         119.55                       117.37
84.........................         118.03                       116.23
85.........................         116.60                       115.14
86.........................         115.26                       114.11
87.........................         113.97                       113.09
88.........................         112.72                       112.05
89.........................         111.47                       111.00
90.........................         110.17                       109.86
91.........................         108.76                       108.59
92.........................         107.18                       107.09
93.........................         105.31                       105.27
94.........................         103.00                       102.99
95.........................         100.00                       100.00

                                   APPENDIX D

                          DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST

                                     FEMALE

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
18.........................         834.33%                      734.20%
19.........................         807.96                       710.85
20.........................         782.15                       688.01
21.........................         756.99                       666.21
22.........................         733.03                       644.93
23.........................         709.65                       624.17
24.........................         686.84                       603.93
25.........................         664.60                       584.56
26.........................         642.93                       565.67
27.........................         621.82                       547.24
28.........................         601.64                       529.58
29.........................         581.97                       512.35
30.........................         562.81                       495.56
31.........................         544.16                       479.44
32.........................         526.29                       463.72
33.........................         508.89                       448.60
34.........................         491.95                       434.04
35.........................         475.69                       420.02
36.........................         459.86                       406.34
37.........................         444.65                       393.15
38.........................         430.01                       380.55
39.........................         415.92                       368.49
40.........................         402.34                       356.94
41.........................         389.25                       345.85
42.........................         376.74                       335.30
43.........................         364.65                       325.13
44.........................         353.07                       315.41
45.........................         341.85                       306.10
46.........................         331.09                       297.10
47.........................         320.73                       288.44
48.........................         310.68                       280.11
49.........................         300.99                       272.07
50.........................         291.71                       264.37
51.........................         282.75                       256.96
52.........................         274.14                       249.83
53.........................         265.85                       242.95
54.........................         257.86                       236.34
55.........................         250.15                       229.97
56.........................         242.74                       223.86
57.........................         235.60                       217.95
58.........................         228.71                       212.21

                             APPLICABLE PERCENTAGE        APPLICABLE PERCENTAGE
       ATTAINED AGE               NON-SMOKER                     SMOKER
       ------------          ---------------------        ---------------------
59.........................         222.05                       206.64
60.........................         215.61                       201.22
61.........................         209.36                       195.96
62.........................         203.34                       190.86
63.........................         197.56                       185.95
64.........................         192.00                       181.25
65.........................         186.70                       176.77
66.........................         181.65                       172.48
67.........................         176.83                       168.37
68.........................         172.20                       164.42
69.........................         167.73                       160.60
70.........................         163.41                       156.89
71.........................         159.25                       153.30
72.........................         155.27                       149.84
73.........................         151.47                       146.54
74.........................         147.87                       143.42
75.........................         144.48                       140.48
76.........................         141.28                       137.72
77.........................         138.27                       135.12
78.........................         135.43                       132.65
79.........................         132.74                       130.32
80.........................         130.18                       128.09
81.........................         127.75                       125.96
82.........................         125.46                       123.93
83.........................         123.30                       122.01
84.........................         121.27                       120.20
85.........................         119.37                       118.50
86.........................         117.58                       116.89
87.........................         115.88                       115.36
88.........................         114.25                       113.87
89.........................         112.64                       112.39
90.........................         111.03                       110.86
91.........................         109.35                       109.25
92.........................         107.54                       107.49
93.........................         105.49                       105.47
94.........................         103.05                       103.05
95.........................         100.00                       100.00

                                   APPENDIX E

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                      MALE

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   18                728.68%                 590.77%
   19                707.62                  574.17
   20                687.37                  558.07
   21                667.46                  542.22
   22                647.92                  526.63
   23                628.74                  511.31
   24                609.54                  496.26
   25                590.76                  481.26
   26                572.38                  466.56
   27                554.10                  451.96
   28                536.27                  437.70
   29                518.88                  423.75
   30                501.92                  410.14
   31                485.40                  397.00
   32                469.31                  384.18
   33                453.85                  371.79
   34                438.80                  359.81
   35                424.14                  348.23
   36                410.04                  337.03
   37                396.46                  326.18
   38                383.38                  315.76
   39                370.76                  305.81
   40                358.57                  296.22
   41                346.81                  287.04
   42                335.54                  278.22
   43                324.63                  269.81
   44                314.16                  261.75
   45                304.09                  254.03
   46                294.39                  246.61
   47                285.04                  239.50
   48                276.02                  232.68
   49                267.36                  226.16
   50                259.04                  219.90
   51                251.02                  213.88
   52                247.00                  211.25
   53                244.00                  209.53
   54                241.00                  207.81
   55                238.00                  206.14
   56                235.00                  204.47
   57                232.00                  202.80
   58                230.00                  202.03

           APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
ATTAINED        NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   59                230.00                  203.00
   60                230.00                  203.98
   61                230.00                  204.95
   62                230.00                  205.93
   63                230.00                  206.95
   64                230.00                  207.96
   65                230.00                  209.01
   66                230.00                  210.08
   67                230.00                  211.17
   68                230.00                  212.25
   69                230.00                  213.31
   70                230.00                  214.36
   71                230.00                  215.38
   72                230.00                  216.32
   73                230.00                  217.29
   74                230.00                  218.24
   75                221.89                  211.43
   76                214.00                  204.76
   77                205.18                  197.13
   78                196.74                  189.77
   79                189.89                  183.88
   80                183.31                  178.16
   81                176.96                  172.61
   82                170.85                  167.21
   83                164.98                  161.98
   84                159.34                  156.91
   85                145.75                  143.93
   86                132.55                  131.22
   87                119.67                  118.74
   88                112.72                  112.05
   89                111.47                  111.00
   90                110.17                  109.86
   91                108.76                  108.59
   92                107.18                  107.09
   93                105.31                  105.27
   94                103.00                  102.99
   95                100.00                  100.00

                                   APPENDIX F

                     ALTERNATE DEATH BENEFIT PERCENTAGE FOR
                          CASH VALUE ACCUMULATION TEST
                                     FEMALE

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   18                834.33%                 734.20%
   19                807.96                  710.85
   20                782.15                  688.01
   21                756.99                  666.21
   22                733.03                  644.93
   23                709.65                  624.17
   24                686.84                  603.93
   25                664.60                  584.56
   26                642.93                  565.67
   27                621.82                  547.24
   28                601.64                  529.58
   29                581.97                  512.35
   30                562.81                  495.56
   31                544.16                  479.44
   32                526.29                  463.72
   33                508.89                  448.60
   34                491.95                  434.04
   35                475.69                  420.02
   36                459.86                  406.34
   37                444.65                  393.15
   38                430.01                  380.55
   39                415.92                  368.49
   40                402.34                  356.94
   41                389.25                  345.85
   42                376.74                  335.30
   43                364.65                  325.13
   44                353.07                  315.41
   45                341.85                  306.10
   46                331.09                  297.10
   47                320.73                  288.44
   48                310.68                  280.11
   49                300.99                  272.07
   50                291.71                  264.37
   51                282.75                  256.96
   52                278.27                  253.60
   53                274.93                  251.25
   54                271.54                  248.87
   55                268.10                  246.47
   56                264.63                  244.05
   57                261.11                  241.54
   58                258.66                  240.00
   59                258.39                  240.05

ATTAINED   APPLICABLE PERCENTAGE   APPLICABLE PERCENTAGE
  AGE           NON-SMOKER                SMOKER
--------   ---------------------   ---------------------
   60                258.02                  240.80
   61                257.53                  241.05
   62                256.99                  241.22
   63                256.40                  241.34
   64                255.74                  241.41
   65                255.07                  241.50
   66                254.38                  241.53
   67                253.67                  241.53
   68                252.90                  241.48
   69                252.06                  241.33
   70                251.12                  241.10
   71                250.12                  240.76
   72                248.99                  240.27
   73                247.88                  239.81
   74                246.75                  239.32
   75                236.94                  230.39
   76                227.46                  221.72
   77                217.08                  212.13
   78                207.21                  202.96
   79                199.11                  195.47
   80                191.37                  188.29
   81                183.97                  181.38
   82                176.90                  174.74
   83                170.15                  168.37
   84                163.72                  162.26
   85                149.21                  148.13
   86                135.22                  134.43
   87                121.68                  121.13
   88                114.25                  113.87
   89                112.64                  112.39
   90                111.03                  110.86
   91                109.35                  109.25
   92                107.54                  107.49
   93                105.49                  105.47
   94                103.05                  103.05
   95                100.00                  100.00

                                   APPENDIX G

              ILLUSTRATIONS OF DEATH PROCEEDS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the Death Proceeds and Surrender Values can vary over an extended period of time. In addition, each table compares these values with premium paid accumulated with interest.

     The Policies illustrated include the following:

                                                         DEF. OF      DEATH                TARGET
                                                        LIFE INS.    BENEFIT   SPECIFIED    DEATH     SEE
SEX   AGE   UNDERWRITING METHOD          SMOKER            TEST      OPTION     AMOUNT     BENEFIT   PAGES
----  ---   -------------------          ------         ----------   -------   ---------  ---------  -----
Male  45      Medical Issue       Preferred Non-Smoker   CVAT         1        1,000,000  1,000,000   G-6
Male  45      Medical Issue       Preferred Non-Smoker   CVAT         2        1,000,000  1,000,000   G-7
Male  45      Medical Issue       Preferred Non-Smoker    GPT         1        1,000,000  1,000,000   G-8
Male  45      Medical Issue       Preferred Non-Smoker    GPT         2        1,000,000  1,000,000   G-9
Male  45      Guaranteed Issue    Non-Smoker             CVAT         1        1,000,000  1,000,000   G-10
Male  45      Guaranteed Issue    Non-Smoker             CVAT         2        1,000,000  1,000,000   G-11
Male  45      Guaranteed Issue    Non-Smoker              GPT         1        1,000,000  1,000,000   G-12
Male  45      Guaranteed Issue    Non-Smoker              GPT         2        1,000,000  1,000,000   G-13

     The tables show how Death Proceeds and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the Death Proceeds and Surrender Values will be different if the returns averaged 0% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The fourth column of each table shows what would happen if an amount equal to the premiums (shown in the third column) were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

     The amounts shown for Death Proceeds and Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied, including the premium loads, administrative charges, mortality and expense risk charges, and Sales Charges. The difference between the Account Value and the Surrender Value in the first three years is the refund of Sales Charges. Account Value is not shown in the accompanying tables.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance, page 47) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of the Policy year reflect a daily charge against the Portfolios. These charges include the charge to Portfolio assets for investment management and direct expenses. The initial mortality and expense risk charge is .60% annually on a guaranteed basis; illustrations showing current rates reflect a mortality and expense risk charge of .30% annually beginning after the tenth Policy Anniversary; and illustrations showing guaranteed rates reflect a mortality and expense risk charge of .45% annually beginning on and after the tenth Policy Anniversary.

     Since the Company is unable to predict how a particular Policy owner will allocate net premium payments and cash values among the available Subaccounts, the Company has assumed that the daily investment advisory fee and other expenses of the hypothetical portfolio was deducted at a rate equivalent to 0.87% of the aggregate average daily net assets of the Portfolio. Of course, the investment advisory fee and other expenses actually incurred will depend upon the Policy owner's choice of Subaccounts. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included in the tables.

     The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -0.87%, and on 12% it would be 11.13%.

     The tables assume the deduction of charges including administrative and sale charges. For each age, there are tables using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0% and 12%.

     The Company will furnish, upon request, a comparable illustration based on the age and the sex of the proposed insured, underwriting and premium class assumptions and an initial Specified Amount, Target Death Benefit and Schedule Premium Payments of the applicant's choice. In addition, the individual chosen Definition of Life Insurance Test will be illustrated. If a Policy is purchased, an individualized illustration will be delivered reflecting the Schedule Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     This page, beginning with the next paragraph, page G-3, and page G-4 to the section headed "Additional Riders and Benefits Included in This Proposal", will precede each of the flexible premium variable life to age 95 compliance reports statements and page G-4 from and after the section headed "Additional Riders and Benefits Included in This Proposal" on page G-4 and concluding on page G-5 will follow each of the flexible premium variable life to age 95 compliance reports statements which begin on page G-6.

     The Corporate Sponsored Variable Universal Life is a flexible premium variable life insurance policy which provides insurance to maturity age 95. The initial premium is due on or before delivery of the policy. You can choose the amount and frequency of premium payments within certain limits.

     The Death Proceeds, Account Value and Surrender Value under CSVUL Flexible Premium Variable Life Insurance may vary up and down to reflect the investment experience of the subaccounts of the Separate Account and are based on hypothetical investments return assumptions. Each illustration assumes that the combination of the amounts allocated by a policyowner to the subaccounts experienced hypothetical gross rate of investment return equivalent to 0% and any other rate specified to a maximum of 12%.

     Subject to the terms of the policy, the policyowner may select and change the death benefit Option. So long as the Policy remains in force, the death benefit under either Option will never be less than the Specified Amount of the Policy. Under Option 1, the death benefit will be equal to the Specified Amount of the Policy or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage. Under Option 2, the death benefit will be equal to the Specified Amount of the Policy plus the Account Value on the date of death or, if greater, the Cash Value on the date of death multiplied by a Death Benefit Percentage.

     These illustrations of Death Proceeds, Account Value and Surrender Value are designed to show the way in which variable life insurance operates. The hypothetical returns are not intended as estimates of the future performance of any subaccounts. MONY Life Insurance Company of America is not able to predict the future performance of the subaccounts.

     The values of each subaccount may vary up and down and the policyowner may vary how premiums and cash values are allocated among the subaccounts. Illustrations are based on assumed allocations and hypothetical rates of return and reflect both guaranteed and non-guaranteed charges, fees and deductions. These assumptions are made for illustrative purposes only and actual performance may differ from what is shown.

     Death Proceeds, Account Value and Surrender Value under the policy are discussed in the prospectus and in your policy. The amounts for the Death Proceeds, Account Value and Surrender Value are as of the end of the policy year and take into consideration the charges and expenses assessed by the policy as well as those assessed by the underlying funds.

     The daily charge for investment advisory services and other costs and expenses of operating the underlying Fund Portfolio varies by subaccount and ranges from 0.45% to 1.50% on an annualized basis. Since a specific allocation amongst subaccounts is not assumed in the illustration, the charge assumed is equivalent to an annual rate of 0.87%. The actual charge will depend upon the policyowner's choice of subaccounts.

     The daily charges discussed in the second paragraph above are effectively subtracted from the hypothetical gross investment rate of return. The resulting net investment rate of return is shown in parentheses next to the hypothetical gross rate.

COLUMN DESCRIPTIONS
AND KEY TERMS                Age EOY:  Insured's attained age at the end of the
                             policy year.

                             Net Premium Outlay: The annualized out-of-pocket payments for each policy year including scheduled and any anticipated unscheduled premium payments less any illustrated surrenders or loans plus loan interest, if any. Premium payments are assumed to be paid at the beginning of each premium paying period.

                             Premium Accumulated at 5%: The amount to which the premiums paid for the policy to the end of the policy year would accumulate if an amount equal to such premium were invested to earn interest, after taxes at 5% compounded annually.

                             Annual Loan: Reflects any loans that have been requested.

                             Partial Surrenders from Insurance Policy: Reflects any partial surrenders that have been requested. A partial surrender could reduce the Death Proceeds, and will reduce the Account Value and Surrender Value by the amount surrendered plus a transaction fee, which is the lesser of $25 or 2% of the amount surrendered.

                             Cash Value: Account Value plus any applicable refund of sales charge.

                             Death Benefit: The greater of the Target Death Benefit and the Base Death Benefit.

                             GUARANTEED CHARGES AT 0.00%

                             Surrender Value: The value of the subaccount at the end of the policy year assuming a 0.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years. The surrender value also takes into account any loans or partial surrenders illustrated.

                             Death Proceeds: The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a 0.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                             GUARANTEED CHARGES AT 12.00%

                             Surrender Value: The value of the subaccount at the end of the policy year assuming a 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum plus the return of loads if the policy were surrendered prior to the end of the first three years. The surrender value also takes into account any loans or partial surrenders illustrated.

                             Death Proceeds: The benefit payable under the policy and any riders if the insured's death occurs at the end of the policy year, assuming a

                             12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

                             CURRENT CHARGES AT 12.00%

                             Surrender Value: The value of the subaccount at the end of the policy year assuming a 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rate plus the return of loads if the policy were surrendered prior to the end of the first three years. The surrender value also takes into account any loans or partial surrenders illustrated.

                             Death Proceeds: The benefit payable under the policy and any rider if the insured's death occurs at the end of the policy year, assuming a 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current non-guaranteed rates.

            ADDITIONAL RIDERS AND BENEFITS INCLUDED IN THIS PROPOSAL

     This illustration includes the following optional insurance benefits that can be added to the policy by Rider. A charge will be deducted monthly from the Account Value for each of the optional benefits added to the Policy. The following is a brief summary of the Riders. Refer to the prospectus for further explanations of each Rider.

     Term Insurance Rider:  None.

                             ADDITIONAL INFORMATION

     This policy has been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as modified endowment.

     This illustration has been checked against federal tax laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or change in death benefit and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

- Initial 7-pay premium..............                             $52,449.81
- Target premium.....................                             $52,449.81
                                              Note: this amount is shown, if
                                            applicable, on each illustration
- Initial Guideline single...........                          which follows
                                              Note: this amount is shown, if
                                            applicable, on each illustration
- Initial Guideline annual...........                          which follows

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflects the effect of all loans and surrenders. The death benefit, account value and surrender value will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's Surrender Value includes any sales charge refund on full surrender. The sale charge refund equals the sales charge collected in the first policy year or the first policy year of an increase adjusted by the following schedule: Year 1 - 100%, Year 2 - 66.67%, Year 3 - 33.33%.

     Premiums less the following deductions are added to the Account Value. (1) A premium tax charge of 2.00% of gross premium in all years, (2) a sales charge of the gross premium equal to 9.00% up to the target premium in years 1 - 10, 0% in policy years 11 and after, and 0% of premium in excess of the target premium in all years, (3) a DAC tax charge of 1.25% of gross premium in all years. An administrative charge is deducted each month. During the first 36 months the charge is $12.50 per month for fully underwritten policies and $10.50 per month for guaranteed issue policies; thereafter, the charge is $7.50 per month.

     Those columns assuming guaranteed charges use the current monthly mortality charge and current charges for rider benefits, if any, for the first year as well as the assumed hypothetical gross annual investment return indicated. Thereafter, these columns use guaranteed charges for monthly mortality charges, rider benefits, if any, and the assumed hypothetical gross annual investment indicated. Those columns assuming current charges are based upon "current charges" and the assumed gross annual investment return indicated.

     The current charges are declared by MONY Life Insurance Company of America, are guaranteed for the first policy year, and apply to policies issued as of the preparation date shown. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                       [INCLUDED IF LOAN IS ILLUSTRATED]

     A policy loan will have a permanent effect on benefits under this policy. Loan interest at an annual rate of 4.6% will be charged in arrears. Amounts borrowed will earn interest at an annual rate of 4%. It is anticipated but not guaranteed that after the 10th policy anniversary the annual interest rate applicable to this loan amount will be .30% higher than the rate applicable to policies of the same type which have not reached their 10th anniversary. This increase is based on current expectations as to mortality, investment earnings, persistency and expenses and is not guaranteed. If loan interest is not paid by the policyholder when due, the amount of the loan interest will be added to the amount of loan outstanding. This will have the effect of reducing the cash value of the policy and may reduce benefits available under the policy. Depending upon the performance of the subaccounts chosen by the policyholder, the cash value available for loans may be more or less than the amount of the premiums paid by the policyholder. Similarly, the amount of cash value available for surrenders will depend upon the performance of the subaccounts chosen by the policyholder, and the cash value available for surrenders may be more or less than the amount of premiums paid by the policyholder. Adverse tax consequences could occur if a policy subject to loans is surrendered or permitted to lapse. In addition, loan interest may not be deductible. Please consult your tax advisor for advice surrounding the deductibility of loan interest and other tax consequences.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 1
TAX BRACKET %: 33%(EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    52,449       55,071     0          0         48,330    1,000,000       53,712    1,000,000       53,712    1,000,000
2        47    52,449      112,896     0          0         88,059    1,000,000      104,516    1,000,000      106,004    1,000,000
3        48    52,449      173,613     0          0        127,123    1,000,000      160,795    1,000,000      163,627    1,000,000
4        49    52,449      237,365     0          0        165,508    1,000,000      223,139    1,000,000      227,374    1,000,000
5        50    52,449      304,305     0          0        204,765    1,000,000      293,767    1,000,000      299,466    1,000,000

6        51    52,449      374,591     0          0        243,354    1,000,000      371,896    1,000,000      379,361    1,000,000
7        52    52,449      448,392     0          0        281,225    1,000,000      457,811    1,149,196      467,513    1,173,551
8        53         0      470,812     0          0        272,802    1,000,000      501,380    1,220,009      513,951    1,250,596
9        54         0      494,352     0          0        264,017    1,000,000      548,896    1,295,066      565,145    1,333,404
10       55         0      519,070     0          0        254,863    1,000,000      600,735    1,374,843      621,592    1,422,575

11       56         0      545,023     0          0        245,615    1,000,000      658,205    1,461,609      685,791    1,522,868
12       57         0      572,275     0          0        235,782    1,000,000      720,846    1,553,856      756,587    1,630,899
13       58         0      600,888     0          0        225,350    1,000,000      789,158    1,651,945      834,668    1,747,212
14       59         0      630,933     0          0        214,210    1,000,000      863,583    1,756,269      920,229    1,871,470
15       60         0      662,479     0          0        202,249    1,000,000      944,602    1,867,101    1,013,890    2,004,056

16       61         0      695,603     0          0        189,345    1,000,000    1,032,738    1,984,922    1,116,202    2,145,340
17       62         0      730,383     0          0        175,370    1,000,000    1,128,558    2,110,178    1,228,003    2,296,121
18       63         0      766,902     0          0        160,187    1,000,000    1,232,686    2,243,365    1,349,959    2,456,791
19       64         0      805,247     0          0        143,444    1,000,000    1,345,551    2,384,586    1,483,607    2,629,248
20       65         0      845,510     0          0        125,075    1,000,000    1,467,989    2,534,924    1,630,130    2,814,908

@age 70             0    1,079,108     0          0         lapsed       lapsed    2,248,568    3,441,657    2,631,528    4,027,817
@age 85             0    2,243,387     0          0                                7,331,061    8,652,851   10,534,703   12,434,111
@age 95             0    3,654,240     0          0                               16,015,215   16,495,671   26,315,657   27,105,126

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 2
TAX BRACKET %: 33% (EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                      GUARANTEED POLICY CHARGES
                                                           -----------------------------------------------
                                                                    HYPOTHETICAL RATES OF RETURN
                                                PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)
                  NET      PREMIUM             SURRENDER   ---------------------   -----------------------
POLICY    AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH
YR        EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS
------    ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------
1         46    52,449       55,071     0          0         48,255    1,043,534       53,628    1,048,907
2         47    52,449      112,896     0          0         87,673    1,084,526      104,052    1,100,905
3         48    52,449      173,613     0          0        126,253    1,124,680      159,664    1,158,090
4         49    52,449      237,365     0          0        163,948    1,163,948      220,943    1,220,943
5         50    52,449      304,305     0          0        202,284    1,202,284      289,993    1,289,993

6         51    52,449      374,591     0          0        239,703    1,239,703      365,889    1,365,889
7         52    52,449      448,392     0          0        276,097    1,276,097      449,221    1,449,221
8         53         0      470,812     0          0        266,132    1,266,132      489,926    1,489,926
9         54         0      494,352     0          0        255,717    1,255,717      534,257    1,534,257
10        55         0      519,070     0          0        244,859    1,244,859      582,593    1,582,593

11        56         0      545,023     0          0        233,802    1,233,802      636,188    1,636,188
12        57         0      572,275     0          0        222,056    1,222,056      694,592    1,694,592
13        58         0      600,888     0          0        209,630    1,209,630      758,317    1,758,317
14        59         0      630,933     0          0        196,415    1,196,415      827,802    1,827,802
15        60         0      662,479     0          0        182,300    1,182,300      903,533    1,903,533

16        61         0      695,503     0          0        167,179    1,167,179      986,046    1,986,046
17        62         0      730,383     0          0        150,946    1,150,946    1,075,935    2,075,935
18        63         0      766,902     0          0        133,496    1,133,496    1,173,858    2,173,858
19        64         0      805,247     0          0        114,488    1,114,488    1,280,289    2,280,289
20        65         0      845,510     0          0         93,942    1,093,942    1,396,120    2,396,120

@age 69              0    1,027,722     0          0         lapsed       lapsed    1,965,280    3,077,628
@age 85              0    2,243,387     0          0                                6,969,948    8,226,629
@age 95              0    3,654,240     0          0                               14,861,668   15,861,668

         CURRENT POLICY CHARGES
         -----------------------
         HYPOTHETICAL RATES OF RETURN
           12.00% (11.13% NET)
         -----------------------
POLICY   SURRENDER      DEATH
YR         VALUE       PROCEEDS
------   ----------   ----------
1            53,628    1,048,907
2           105,700    1,102,553
3           162,878    1,161,305
4           225,889    1,225,889
5           296,851    1,296,851
6           375,239    1,375,239
7           461,831    1,461,831
8           506,644    1,506,644
9           556,147    1,556,147
10          610,831    1,610,831
11          673,133    1,673,133
12          741,908    1,741,908
13          817,855    1,817,855
14          901,114    1,901,114
15          992,346    1,992,346
16        1,092,160    2,099,132
17        1,201,412    2,246,401
18        1,320,706    2,403,552
19        1,445,455    2,572,268
20        1,594,801    2,753,902
@age 69   2,340,473    3,665,180
@age 85  10,306,276   12,164,497
@age 95  25,698,251   26,698,251

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value.
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $19,856.92
INITIAL DEATH BENEFIT OPTION: OPTION 1
INITIAL GUIDELINE ANNUAL PREMIUM: $19,856.92
INITIAL GUIDELINE SINGLE PREMIUM: $215,570.68
TAX BRACKET %: 33%(EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------    -------    ------   ---------   ---------   --------    ---------     --------    ---------     --------
   1     46    19,857       20,850     0          0         17,168    1,000,000       19,133    1,000,000       19,133    1,000,000
   2     47    19,857       42,742     0          0         29,905    1,000,000       35,771    1,000,000       37,363    1,000,000
   3     48    19,857       65,729     0          0         42,266    1,000,000       54,040    1,000,000       57,126    1,000,000
   4     49    19,857       89,865     0          0         54,209    1,000,000       74,074    1,000,000       78,789    1,000,000
   5     50    19,857      115,208     0          0         66,283    1,000,000       96,614    1,000,000      103,104    1,000,000

   6     51    19,857      141,818     0          0         77,906    1,000,000      121,289    1,000,000      130,051    1,000,000
   7     52    19,857      169,759     0          0         88,981    1,000,000      148,245    1,000,000      159,914    1,000,000
   8     53    19,857      199,097     0          0         99,525    1,000,000      177,762    1,000,000      193,010    1,000,000
   9     54    19,857      229,901     0          0        109,447    1,000,000      210,053    1,000,000      229,687    1,000,000
  10     55    19,857      262,246     0          0        118,764    1,000,000      245,469    1,000,000      270,335    1,000,000

  11     56    19,857      296,208     0          0        129,362    1,000,000      286,740    1,000,000      318,234    1,000,000
  12     57    19,857      331,868     0          0        139,186    1,000,000      332,147    1,000,000      371,317    1,000,000
  13     58    19,857      369,311     0          0        148,256    1,000,000      382,252    1,000,000      430,194    1,000,000
  14     59    19,857      408,627     0          0        156,490    1,000,000      437,616    1,000,000      495,207    1,000,000
  15     60    19,857      449,908     0          0        163,806    1,000,000      498,906    1,000,000      567,106    1,000,000

  16     61    19,857      493,253     0          0        170,124    1,000,000      566,911    1,000,000      646,726    1,000,000
  17     62    19,857      538,765     0          0        175,361    1,000,000      642,560    1,000,000      735,161    1,000,000
  18     63    19,857      586,553     0          0        179,432    1,000,000      726,960    1,000,000      833,515    1,050,229
  19     64    19,857      636,731     0          0        182,056    1,000,000      821,347    1,018,470      942,336    1,168,497
  20     65    19,857      689,417     0          0        183,236    1,000,000      925,927    1,129,631    1,062,603    1,296,376

     @age 77   19,857    1,475,344     0          0         lapsed       lapsed    3,406,500    3,576,825    4,024,565    4,225,793
     @age 85   19,857    2,518,643     0          0                                7,568,843    7,947,285    9,205,197    9,665,456
     @age 95   19,857    4,364,849     0          0                               19,338,629   19,532,015   24,924,932   25,174,181

---------------

This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, PREFERRED NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $49,136.68
INITIAL DEATH BENEFIT OPTION: OPTION 2
INITIAL GUIDELINE ANNUAL PREMIUM: $49,136.68
INITIAL GUIDELINE SINGLE PREMIUM: $215,570.68
TAX BRACKET %: 33%(EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: FULLY UNDERWRITTEN

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    49,137       51,594     0          0         45,093    1,040,670       50,119    1,045,697       50,119    1,045,697
2        47    49,137      105,767     0          0         81,788    1,078,840       97,095    1,094,147       98,743    1,095,795
3        48    49,137      162,649     0          0        117,687    1,116,213      148,889    1,147,415      152,104    1,150,630
4        49    49,137      222,374     0          0        152,741    1,152,741      205,940    1,205,940      210,885    1,210,885
5        50    49,137      285,087     0          0        188,377    1,183,377      270,209    1,270,209      277,067    1,277,067

6        51    49,137      350,935     0          0        223,135    1,223,135      340,824    1,340,824      350,174    1,350,174
7        52    49,137      420,075     0          0        256,908    1,256,908      418,322    1,418,322      430,932    1,430,932
8        53    49,137      492,672     0          0        289,710    1,289,710      503,423    1,503,423      520,141    1,520,141
9        54    49,137      568,899     0          0        321,436    1,321,436      596,796    1,596,796      618,686    1,618,686
10       55    49,137      648,937     0          0        352,103    1,352,103      699,306    1,699,306      727,544    1,727,544

11       56    49,137      732,978     0          0        386,550    1,386,550      817,903    1,817,903      855,121    1,855,121
12       57    49,137      821,220     0          0        419,710    1,419,710      948,219    1,948,219      996,218    1,996,218
13       58    49,137      913,875     0          0        451,600    1,451,600    1,091,500    2,091,500    1,152,296    2,152,296
14       59    49,137    1,011,162     0          0        482,116    1,482,116    1,249,000    2,249,000    1,324,337    2,324,337
15       60    49,137    1,113,313     0          0        511,158    1,511,158    1,422,101    2,422,101    1,513,937    2,513,937

16       61    49,137    1,220,573     0          0        538,627    1,538,627    1,612,336    2,612,336    1,722,740    2,722,740
17       62    49,137    1,333,195     0          0        564,423    1,564,423    1,821,400    2,821,400    1,952,818    2,952,818
18       63    49,137    1,451,448     0          0        588,450    1,588,450    2,051,167    3,051,167    2,206,214    3,206,214
19       64    49,137    1,575,613     0          0        610,373    1,610,373    2,303,457    3,303,457    2,485,954    3,485,954
20       65    49,137    1,705,987     0          0        630,220    1,603,220    2,580,668    3,580,665    2,794,883    3,794,883

@age 86        49,137    6,595,693     0          0         lapsed       lapsed   21,563,529   22,641,704   26,122,847   27,428,988
@age 90        49,137    8,518,643     0          0                               31,267,183   32,830,541   38,866,185   40,809,492
@age 95        49,137    4,364,849     0          0                               49,802,161   50,802,161   63,852,027   64,852,027

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 1
TAX BRACKET %: 33%(EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    52,449       55,071     0          0         48,353    1,000,000       53,737    1,000,000       53,737    1,000,000
2        47    52,449      112,896     0          0         88,106    1,000,000      104,570    1,000,000      105,829    1,000,000
3        48    52,449      173,613     0          0        127,194    1,000,000      160,880    1,000,000      162,921    1,000,000
4        49    52,449      237,365     0          0        165,578    1,000,000      223,233    1,000,000      225,895    1,000,000
5        50    52,449      304,305     0          0        204,834    1,000,000      293,871    1,000,000      296,917    1,000,000

6        51    52,449      374,591     0          0        243,422    1,000,000      372,012    1,000,000      375,475    1,000,000
7        52    52,449      448,392     0          0        281,293    1,000,000      457,937    1,149,514      461,899    1,159,459
8        53         0      470,812     0          0        272,870    1,000,000      501,519    1,220,347      506,120    1,231,542
9        54         0      494,352     0          0        264,084    1,000,000      549,048    1,295,425      554,539    1,308,378
10       55         0      519,070     0          0        254,929    1,000,000      600,902    1,375,224      607,569    1,390,483

11       56         0      545,023     0          0        245,681    1,000,000      658,387    1,462,014      669,043    1,485,676
12       57         0      572,275     0          0        235,848    1,000,000      721,046    1,554,287      736,776    1,588,195
13       58         0      600,888     0          0        225,415    1,000,000      789,377    1,652,403      811,106    1,697,888
14       59         0      630,933     0          0        214,275    1,000,000      863,823    1,756,756      892,696    1,815,476
15       60         0      662,479     0          0        202,314    1,000,000      944,864    1,867,619      982,169    1,941,356

16       61         0      695,603     0          0        189,410    1,000,000    1,033,024    1,985,473    1,080,559    2,076,834
17       62         0      730,383     0          0        175,435    1,000,000    1,128,871    2,110,764    1,189,160    2,223,491
18       63         0      766,902     0          0        160,252    1,000,000    1,233,028    2,243,987    1,308,671    2,381,651
19       64         0      805,247     0          0        143,510    1,000,000    1,345,925    2,385,247    1,440,497    2,552,849
20       65         0      845,510     0          0        125,141    1,000,000    1,468,397    2,535,628    1,585,940    2,738,602

@age 70             0    1,079,108     0          0         lapsed       lapsed    2,249,192    3,442,613    2,559,123    3,916,993
@age 85             0    2,243,387     0          0                                7,333,096    8,655,254   10,457,346   12,342,806
@age 95             0    3,654,240     0          0                               16,019,662   16,500,252   26,897,668   27,704,597

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAME, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $52,449.00
INITIAL DEATH BENEFIT OPTION: OPTION 2
TAX BRACKET %: 33%(EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: CVAT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    52,449       55,071     0          0         48,279    1,043,558       53,653    1,048,933       53,653    1,048,933
2        47    52,449      112,896     0          0         87,720    1,084,573      104,105    1,100,958      105,499    1,102,352
3        48    52,449      173,613     0          0        126,323    1,124,750      159,748    1,158,174      162,049    1,160,475
4        49    52,449      237,365     0          0        164,017    1,164,017      221,036    1,221,036      224,085    1,224,085
5        50    52,449      304,305     0          0        202,353    1,202,353      290,096    1,290,096      293,591    1,293,591

6        51    52,449      374,591     0          0        239,770    1,239,770      366,003    1,366,003      369,990    1,369,990
7        52    52,449      448,392     0          0        276,163    1,276,163      449,347    1,449,347      454,004    1,454,004
8        53         0      470,812     0          0        266,197    1,266,197      490,064    1,490,064      495,590    1,495,590
9        54         0      494,352     0          0        255,781    1,255,781      534,410    1,534,410      541,147    1,541,147
10       55         0      519,070     0          0        244,922    1,244,922      582,762    1,582,762      591,092    1,591,092

11       56         0      545,023     0          0        233,864    1,233,864      636,375    1,636,375      649,613    1,649,613
12       57         0      572,275     0          0        222,118    1,222,118      694,799    1,694,799      714,198    1,714,198
13       58         0      600,888     0          0        209,691    1,209,691      758,546    1,758,546      785,123    1,785,123
14       59         0      630,933     0          0        196,475    1,196,475      828,056    1,828,056      863,070    1,863,070
15       60         0      662,479     0          0        182,359    1,182,359      903,813    1,903,813      948,671    1,948,671

16       61         0      695,603     0          0        167,238    1,167,238      986,356    1,986,356    1,043,008    2,043,008
17       62         0      730,383     0          0        151,004    1,151,004    1,076,278    2,076,278    1,147,403    2,147,403
18       63         0      766,902     0          0        133,553    1,133,553    1,174,238    2,174,238    1,262,521    2,297,663
19       64         0      805,247     0          0        114,545    1,114,545    1,280,708    2,280,708    1,389,654    2,462,744
20       65         0      845,510     0          0         93,998    1,093,998    1,396,584    2,411,621    1,529,960    2,641,934

@age 69             0    1,027,722     0          0         lapsed       lapsed    1,965,942    3,078,665    2,244,515    3,514,910
@age 85             0    2,243,387     0          0                                6,972,297    8,229,402   10,088,035   11,906,908
@age 95             0    3,654,240     0          0                               14,867,134   15,867,134   25,915,977   26,915,977

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAMED, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $19,852.79
INITIAL DEATH BENEFIT OPTION: OPTION 1
INITIAL GUIDELINE ANNUAL PREMIUM: $19,852.79
INITIAL GUIDELINE SINGLE PREMIUM: $215,502.48
TAX BRACKET %: 33%(EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                     GUARANTEED POLICY CHARGES              CURRENT POLICY CHARGES
                                                          -----------------------------------------------   -----------------------
                                                                                HYPOTHETICAL RATES OF RETURN
                                               PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)       12.00% (11.13% NET)
                 NET      PREMIUM             SURRENDER   ---------------------   -----------------------   -----------------------
POLICY   AGE   PREMIUM    ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH      SURRENDER      DEATH
YR       EOY   OUTLAY      @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ---------   ------   ---------   ---------   ---------   ----------   ----------   ----------   ----------
1        46    19,853       20,845     0          0         17,188    1,000,000       19,154    1,000,000       19,154    1,000,000
2        47    19,853       42,733     0          0         29,945    1,000,000       35,816    1,000,000       37,163    1,000,000
3        48    19,853       65,715     0          0         42,326    1,000,000       54,112    1,000,000       56,326    1,000,000
4        49    19,853       89,846     0          0         54,265    1,000,000       74,150    1,000,000       77,076    1,000,000
5        50    19,853      115,184     0          0         66,335    1,000,000       96,693    1,000,000      100,056    1,000,000
6        51    19,853      141,789     0          0         77,953    1,000,000      121,373    1,000,000      125,217    1,000,000
7        52    19,853      169,724     0          0         89,025    1,000,000      148,335    1,000,000      152,821    1,000,000
8        53    19,853      199,055     0          0         99,565    1,000,000      177,858    1,000,000      183,157    1,000,000
9        54    19,853      229,853     0          0        109,483    1,000,000      210,155    1,000,000      216,551    1,000,000
10       55    19,853      262,192     0          0        118,796    1,000,000      245,578    1,000,000      253,369    1,000,000
11       56    19,853      296,147     0          0        129,390    1,000,000      286,857    1,000,000      298,184    1,000,000
12       57    19,853      331,799     0          0        139,210    1,000,000      332,274    1,000,000      347,912    1,000,000
13       58    19,853      369,235     0          0        148,276    1,000,000      382,388    1,000,000      402,902    1,000,000
14       59    19,853      408,542     0          0        156,505    1,000,000      437,764    1,000,000      463,825    1,000,000
15       60    19,853      449,814     0          0        163,818    1,000,000      499,068    1,000,000      531,377    1,000,000
16       61    19,853      493,150     0          0        170,131    1,000,000      567,087    1,000,000      606,538    1,000,000
17       62    19,853      538,653     0          0        175,364    1,000,000      642,754    1,000,000      690,403    1,000,000
18       63    19,853      586,431     0          0        179,432    1,000,000      727,173    1,000,000      783,906    1,000,000
19       64    19,853      636,598     0          0        182,052    1,000,000      821,582    1,018,761      887,936    1,101,041
20       65    19,853      689,274     0          0        183,228    1,000,000      926,181    1,129,941    1,003,085    1,223,763
@age 77        19,853    1,569,634     0          0         lapsed       lapsed    3,070,993    3,407,215    3,826,303    4,017,618
@age 85        19,853    2,518,119     0          0                                7,570,331    7,750,311    8,799,188    9,239,147
@age 95        19,853    4,363,939     0          0                               19,342,298   19,342,298   24,115,956   24,357,115

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

                                                               PREPARED: 4/30/99

                                                     LIFE INSURANCE ILLUSTRATION

                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95

                               COMPLIANCE REPORT

INSURED NAMED, MALE, NON-SMOKER, AGE 45
INITIAL TARGET DEATH BENEFIT: $1,000,000
INITIAL SPECIFIED AMOUNT: $1,000,000
ANNUAL PREMIUM: $49,133.41
INITIAL DEATH BENEFIT OPTION: OPTION 2
INITIAL GUIDELINE ANNUAL PREMIUM: $49,133.41
INITIAL GUIDELINE SINGLE PREMIUM: $215,502.48
TAX BRACKET %: 33%(EE)/40%(ER)
LOAN INTEREST RATE: 4.6% IN ARREARS
DEFINITION OF LIFE INSURANCE: GPT
UNDERWRITING CLASS: GUARANTEED ISSUE

                                                                      GUARANTEED POLICY CHARGES
                                                           -----------------------------------------------
                                                                    HYPOTHETICAL RATES OF RETURN
                                                PARTIAL     0.00% (-0.87% NET)       12.00% (11.13% NET)
                 NET      PREMIUM              SURRENDER   ---------------------   -----------------------
POLICY   AGE   PREMIUM     ACCUM.     ANNUAL   FR INSUR    SURRENDER     DEATH     SURRENDER      DEATH
YR       EOY   OUTLAY       @ 5%       LOAN     POLICY       VALUE     PROCEEDS      VALUE       PROCEEDS
------   ---   -------   ----------   ------   ---------   ---------   ---------   ----------   ----------
1        46    49,133        51,590     0          0         45,113    1,040,691       50,141    1,045,719
2        47    49,133       105,760     0          0         81,829    1,078,881       97,142    1,094,194
3        48    49,133       162,638     0          0        117,749    1,116,275      148,963    1,147,489
4        49    49,133       222,360     0          0        152,799    1,152,799      206,018    1,206,018
5        50    49,133       285,068     0          0        188,432    1,188,432      270,293    1,270,293
6        51    49,133       350,911     0          0        223,186    1,223,186      340,913    1,340,913
7        52    49,133       420,047     0          0        256,955    1,256,955      418,417    1,418,417
8        53    49,133       492,639     0          0        289,754    1,289,754      503,525    1,503,525
9        54    49,133       568,861     0          0        321,477    1,321,477      596,905    1,596,905
10       55    49,133       648,894     0          0        352,140    1,352,140      699,424    1,699,424
11       56    49,133       732,929     0          0        386,584    1,386,584      818,029    1,818,029
12       57    49,133       821,166     0          0        419,740    1,419,740      948,355    1,948,355
13       58    49,133       913,814     0          0        451,626    1,451,626    1,091,648    2,091,648
14       59    49,133     1,011,095     0          0        482,139    1,482,139    1,249,159    2,249,159
15       60    49,133     1,113,240     0          0        511,178    1,511,178    1,422,274    2,422,274
16       61    49,133     1,220,492     0          0        538,643    1,538,643    1,612,524    2,612,524
17       62    49,133     1,333,106     0          0        564,436    1,564,436    1,821,604    2,821,604
18       63    49,133     1,451,351     0          0        588,460    1,588,460    2,051,389    3,051,389
19       64    49,133     1,575,509     0          0        610,379    1,610,379    2,303,700    3,303,700
20       65    49,133     1,705,874     0          0        630,223    1,630,223    2,580,931    3,580,931

@age 86        49,133     6,595,256     0          0         lapsed       lapsed   21,565,491   22,643,765
@age 90        49,133     8,238,934     0          0                               31,269,991   32,833,490
@age 95        49,133    10,800,263     0          0                               49,806,649   50,806,649

         CURRENT POLICY CHARGES
         -----------------------
         HYPOTHETICAL RATES OF RETURN
           12.00% (11.13% NET)
         -----------------------
POLICY   SURRENDER      DEATH
YR         VALUE       PROCEEDS
------   ----------   ----------
1            50,141    1,045,719
2            98,536    1,095,588
3           151,263    1,149,789
4           209,067    1,209,067
5           273,787    1,273,787
6           344,900    1,344,900
7           423,075    1,423,075
8           509,050    1,509,050
9           603,643    1,603,643
10          707,754    1,707,754
11          831,540    1,831,540
12          968,437    1,968,437
13        1,119,481    2,119,481
14        1,286,198    2,286,198
15        1,470,155    2,470,155
16        1,673,465    2,673,465
17        1,898,600    2,898,600
18        2,147,535    3,147,535
19        2,423,094    3,423,094
20        2,728,151    3,728,151
@age 86  25,718,283   27,004,196
@age 90  38,453,464   40,376,136
@age 95  63,567,735   64,567,735

---------------
This is an illustration, not a policy.
The maximum loan value is equal to 90% of the Account Value
Borrowed funds are credited at 4.60% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.
The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment portfolios. The Account Value, Surrender Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representation can be made that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                    (INFORMATION NOT REQUIRED IN PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     REPRESENTATIONS RELATING TO SECTION 26
                     OF THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

        The Facing Sheet.

        Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of __ pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

        a. Edward P. Bank, Vice President and Deputy General Counsel, MONY Life Insurance Company

        b. Evelyn L. Peos, FSA

        c. PricewaterhouseCoopers LLP, Independent Accountants

     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

         (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, filed as Exhibit 1 to Registration Statement on Form S-6 dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235) is incorporated herein by reference.

         (2) Not applicable.

        (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp., filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated herein by reference.

            (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

            (c) Commission schedule (with Commission Contract), filed as Exhibit
                3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

        (4) Not applicable.

        (5) Form of policy, filed as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

        (6) Articles of Incorporation and By-Laws of MONY Life Insurance Company of America filed as Exhibits 6(a) and (b), respectively, to Registration Statement (Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

        (7) Not applicable.

        (8) (a) Form of agreement to purchase shares.

            (b) Amended Investment Advisory Agreement between MONY Life
                Insurance Company of America and MONY Series Fund, Inc. filed as
                Exhibit 5(i) to Post-Effective Amendment No. 14 to Registration Statement (Registrations Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

                Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-advisor, filed as Exhibit 5 to

                Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registrations No. 33-21534), is incorporated herein by reference.

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and                , as sub-adviser [to be filed by amendment]

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and           , as sub-adviser [to be filed by amendment]

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and           , as sub-adviser [to be filed by amendment]

                Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust,
                and      , as sub-adviser [to be filed by amendment]

            (c) Services Agreement between The Mutual Life Insurance Company of
                New York and MONY Life Insurance Company of America filed as
                Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registrations Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

        (9) Not applicable.

        (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy.

     2. Opinion and Consent of Edward P. Bank, Vice President and Deputy General Counsel, MONY Life Insurance Company, as to legality of the securities being registered, filed as Exhibit 2 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

     3. Not applicable.

     4. Not applicable.

     5. Not applicable.

     6. Opinion and consent of Evelyn L. Peos, FSA, as to actuarial matters, filed as Exhibit 6 to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (Registration No. 333-06071), is incorporated herein by reference.

     7. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY America Variable Account L -- Corporate Sponsored Variable Universal Life and MONY Life Insurance Company of America is filed herewith as
        Exhibit 7.

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MONY LIFE INSURANCE COMPANY OF AMERICA, HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 10 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK AND THE STATE OF NEW YORK, ON THIS 5TH DAY OF OCTOBER, 1999.

                                    MONY America Variable Account L of
                                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                    By:          /s/ MICHAEL I. ROTH
                                       -----------------------------------------
                                        MICHAEL I. ROTH, DIRECTOR, CHAIRMAN OF
                                         THE BOARD AND CHIEF EXECUTIVE OFFICER

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 10 TO THE REGISTRATION STATEMENT HAS BEEN DULY SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

                   SIGNATURE                                                                DATE
                   ---------                                                                ----
              /s/ MICHAEL I. ROTH                 Director, Chairman of the Board and  October 5, 1999
------------------------------------------------        Chief Executive Officer
                MICHAEL I. ROTH

               /s/ SAMUEL J. FOTI                       Director, President and        October 5, 1999
------------------------------------------------        Chief Operating Officer
                 SAMUEL J. FOTI

              /s/ RICHARD DADDARIO                     Director, Vice President        October 5, 1999
------------------------------------------------            and Controller
                RICHARD DADDARIO                       (Principal Financial and
                                                          Accounting Officer)

             /s/ KENNETH M. LEVINE                           Director and              October 5, 1999
------------------------------------------------       Executive Vice President
               KENNETH M. LEVINE

            /s/ PHILLIP A. EISENBERG                   Director, Vice President        October 5, 1999
------------------------------------------------              and Actuary
              PHILLIP A. EISENBERG

              /s/ MARGARET G. GALE                    Director and Vice President      October 5, 1999
------------------------------------------------
                MARGARET G. GALE

              /s/ CHARLES P. LEONE                     Director, Vice President        October 5, 1999
------------------------------------------------     and Chief Compliance Officer
                CHARLES P. LEONE

             /s/ RICHARD E. CONNORS                            Director                October 5, 1999
------------------------------------------------
               RICHARD E. CONNORS

              /s/ STEPHEN J. HALL                              Director                October 5, 1999
------------------------------------------------
                STEPHEN J. HALL

                                 EXHIBIT INDEX

EXHIBIT NO.                          DESCRIPTION
-----------                          -----------
7.           Consent of PricewaterhouseCoopers LLP, Independent
             Accountants for MONY America Variable Account L and MONY
             Life Insurance Company of America